UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

TIAA-CREF Funds	November 30, 2021

TIAA-CREF
Lifecycle Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—
Lifecycle 2065 Fund	TSFTX	TSFHX	TSFPX	TCFRX	—

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	3

Letter to investors

Global financial markets generated mixed results for the six months ended November 30, 2021, as the economic implications of COVID-19 and subsequent variant strains differed among countries. U.S. equities advanced amid continued economic expansion during the period. However, foreign stocks posted losses, with emerging markets declining more than international developed markets. U.S. fixed-income securities rose modestly as U.S. Treasury yields fell across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.

•	All of the TIAA-CREF Lifecycle Funds edged higher for the period but underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 1.1% for the Lifecycle 2010 and 2020 Funds to 1.7% for the Lifecycle 2065 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.

U.S. and international stocks posted mixed results

U.S. equities advanced for the six months as the economy continued to expand. However, business activity slowed late in the period as supply-chain bottlenecks limited the delivery of certain products, and companies struggled to hire more workers. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 7.6%. The Fed maintained short-term interest rates at historically low levels but in November began reducing the pace of its bond-buying program designed to support the economy and credit markets.

International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned –5.5% in U.S.-dollar terms. The economy of the 19-nation euro area returned to moderate growth in the second and third quarters of 2021. However, China’s economic growth decelerated year-over-year during the same period.

U.S. investment-grade bonds posted modest gains as U.S. Treasury yields declined across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 1.0% for the period.

4	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

Reflecting on the past, preparing for the future

After posting strong returns in 2019 and 2020, the U.S. stock market is currently on track to register a third consecutive positive year. There is an old adage in investing that states, “A bull market climbs a wall of worry,” meaning that investors tend to get nervous when markets continue to rise. At the end of every year, as we reflect on our financial progress and consider our future goals, it’s natural to wonder where the markets are headed and how we should position our portfolios.

As investment professionals, we have looked over the history of market fluctuations and have forged a primary belief that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise approaches in dealing with the ever-present factors of risk and uncertainty. The TIAA-CREF Lifecycle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 46 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmark

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021–November 30, 2021).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Funds Institutional Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Retirement Income Fund actual return	$ 1,000.00	$ 1,012.29	$ 1.36		$ 1.82
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.83
2010 Fund actual return	1,000.00	1,011.48	1.36		1.76
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.78
2015 Fund actual return	1,000.00	1,012.95	1.36		1.82
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.83
2020 Fund actual return	1,000.00	1,012.43	1.36		1.87
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.88
2025 Fund actual return	1,000.00	1,011.90	1.36		1.97
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.98
2030 Fund actual return	1,000.00	1,013.32	1.31		2.02
5% annual hypothetical return	1,000.00	1,023.76	1.32		2.03
2035 Fund actual return	1,000.00	1,012.93	1.31		2.02
5% annual hypothetical return	1,000.00	1,023.76	1.32		2.03
2040 Fund actual return	1,000.00	1,012.78	1.26		2.07
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.08
2045 Fund actual return	1,000.00	1,012.85	1.21		2.12
5% annual hypothetical return	1,000.00	1,023.87	1.22		2.13
2050 Fund actual return	1,000.00	1,012.63	1.16		2.12
5% annual hypothetical return	1,000.00	1,023.92	1.17		2.13
2055 Fund actual return	1,000.00	1,013.06	1.16		2.12
5% annual hypothetical return	1,000.00	1,023.92	1.17		2.13
2060 Fund actual return	1,000.00	1,013.67	1.16		2.12
5% annual hypothetical return	1,000.00	1,023.92	1.17		2.13
2065 Fund actual return	1,000.00	1,013.65	1.16		2.17
5% annual hypothetical return	1,000.00	1,023.92	1.17		2.18

10	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.27% for the Retirement Income Fund, 0.27% for the 2010 Fund, 0.27% for the 2015 Fund, 0.27% for the 2020 Fund, 0.27% for the 2025 Fund, 0.26% for the 2030 Fund, 0.26% for the 2035 Fund, 0.25% for the 2040 Fund, 0.24% for the 2045 Fund, 0.23% for the 2050 Fund, 0.23% for the 2055 Fund, 0.23% for the 2060 Fund and 0.23% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.36% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.36% for the 2015 Fund, 0.37% for the 2020 Fund, 0.39% for the 2025 Fund, 0.40% for the 2030 Fund, 0.40% for the 2035 Fund, 0.41% for the 2040 Fund, 0.42% for the 2045 Fund, 0.42% for the 2050 Fund, 0.42% for the 2055 Fund, 0.42% for the 2060 Fund and 0.43% for the 2065 Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Funds Advisor Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Retirement Income Fund actual return	$ 1,000.00	$ 1,011.87	$ 1.77		$ 2.22
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.23
2010 Fund actual return	1,000.00	1,012.27	1.72		2.12
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.13
2015 Fund actual return	1,000.00	1,011.10	1.97		2.42
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.43
2020 Fund actual return	1,000.00	1,012.44	1.51		2.07
5% annual hypothetical return	1,000.00	1,023.56	1.52		2.08
2025 Fund actual return	1,000.00	1,011.91	1.66		2.27
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.28
2030 Fund actual return	1,000.00	1,012.49	1.61		2.27
5% annual hypothetical return	1,000.00	1,023.46	1.62		2.28
2035 Fund actual return	1,000.00	1,012.96	1.72		2.47
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.48
2040 Fund actual return	1,000.00	1,012.79	1.61		2.42
5% annual hypothetical return	1,000.00	1,023.46	1.62		2.43
2045 Fund actual return	1,000.00	1,012.85	1.36		2.27
5% annual hypothetical return	1,000.00	1,023.71	1.37		2.28
2050 Fund actual return	1,000.00	1,012.64	1.51		2.42
5% annual hypothetical return	1,000.00	1,023.56	1.52		2.43
2055 Fund actual return	1,000.00	1,013.06	1.31		2.27
5% annual hypothetical return	1,000.00	1,023.76	1.32		2.28
2060 Fund actual return	1,000.00	1,013.03	1.46		2.42
5% annual hypothetical return	1,000.00	1,023.61	1.47		2.43
2065 Fund actual return	1,000.00	1,013.67	1.21		2.22
5% annual hypothetical return	1,000.00	1,023.87	1.22		2.23

12	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.34% for the 2010 Fund, 0.39% for the 2015 Fund, 0.30% for the 2020 Fund, 0.33% for the 2025 Fund, 0.32% for the 2030 Fund, 0.34% for the 2035 Fund, 0.32% for the 2040 Fund, 0.27% for the 2045 Fund, 0.30% for the 2050 Fund, 0.26% for the 2055 Fund, 0.29% for the 2060 Fund and 0.24% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.44% for the Retirement Income Fund, 0.42% for the 2010 Fund, 0.48% for the 2015 Fund, 0.41% for the 2020 Fund, 0.45% for the 2025 Fund, 0.45% for the 2030 Fund, 0.49% for the 2035 Fund, 0.48% for the 2040 Fund, 0.45% for the 2045 Fund, 0.48% for the 2050 Fund, 0.45% for the 2055 Fund, 0.48% for the 2060 Fund and 0.44% for the 2065 Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	13

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Funds Premier Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Retirement Income Fund actual return	$ 1,000.00	$ 1,011.53	$ 2.12		$ 2.57
5% annual hypothetical return	1,000.00	1,022.96	2.13		2.59
2010 Fund actual return	1,000.00	1,010.68	2.12		2.52
5% annual hypothetical return	1,000.00	1,022.96	2.13		2.54
2015 Fund actual return	1,000.00	1,012.08	2.12		2.57
5% annual hypothetical return	1,000.00	1,022.96	2.13		2.59
2020 Fund actual return	1,000.00	1,011.58	2.12		2.62
5% annual hypothetical return	1,000.00	1,022.96	2.13		2.64
2025 Fund actual return	1,000.00	1,011.97	2.12		2.72
5% annual hypothetical return	1,000.00	1,022.96	2.13		2.74
2030 Fund actual return	1,000.00	1,011.72	2.07		2.77
5% annual hypothetical return	1,000.00	1,023.01	2.08		2.79
2035 Fund actual return	1,000.00	1,011.35	2.07		2.77
5% annual hypothetical return	1,000.00	1,023.01	2.08		2.79
2040 Fund actual return	1,000.00	1,012.02	2.02		2.82
5% annual hypothetical return	1,000.00	1,023.06	2.03		2.84
2045 Fund actual return	1,000.00	1,012.27	1.97		2.88
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.89
2050 Fund actual return	1,000.00	1,012.06	1.92		2.88
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.89
2055 Fund actual return	1,000.00	1,012.57	1.92		2.88
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.89
2060 Fund actual return	1,000.00	1,012.39	1.92		2.88
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.89
2065 Fund actual return	1,000.00	1,012.87	1.92		2.93
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.94

14	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.42% for the Retirement Income Fund, 0.42% for the 2010 Fund, 0.42% for the 2015 Fund, 0.42% for the 2020 Fund, 0.42% for the 2025 Fund, 0.41% for the 2030 Fund, 0.41% for the 2035 Fund, 0.40% for the 2040 Fund, 0.39% for the 2045 Fund, 0.38% for the 2050 Fund, 0.38% for the 2055 Fund, 0.38% for the 2060 Fund and 0.38% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51% for the Retirement Income Fund, 0.50% for the 2010 Fund, 0.51% for the 2015 Fund, 0.52% for the 2020 Fund, 0.54% for the 2025 Fund, 0.55% for the 2030 Fund, 0.55% for the 2035 Fund, 0.56% for the 2040 Fund, 0.57% for the 2045 Fund, 0.57% for the 2050 Fund, 0.57% for the 2055 Fund, 0.57% for the 2060 Fund and 0.58% for the 2065 Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	15

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Funds Retirement Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Retirement Income Fund actual return	$ 1,000.00	$ 1,011.11	$ 2.52		$ 2.97
5% annual hypothetical return	1,000.00	1,022.56	2.54		2.99
2010 Fund actual return	1,000.00	1,010.81	2.62		3.02
5% annual hypothetical return	1,000.00	1,022.46	2.64		3.04
2015 Fund actual return	1,000.00	1,010.85	2.62		3.07
5% annual hypothetical return	1,000.00	1,022.46	2.64		3.09
2020 Fund actual return	1,000.00	1,010.83	2.62		3.13
5% annual hypothetical return	1,000.00	1,022.46	2.64		3.14
2025 Fund actual return	1,000.00	1,010.88	2.62		3.23
5% annual hypothetical return	1,000.00	1,022.46	2.64		3.24
2030 Fund actual return	1,000.00	1,011.00	2.57		3.28
5% annual hypothetical return	1,000.00	1,022.51	2.59		3.29
2035 Fund actual return	1,000.00	1,011.58	2.57		3.28
5% annual hypothetical return	1,000.00	1,022.51	2.59		3.29
2040 Fund actual return	1,000.00	1,011.64	2.52		3.33
5% annual hypothetical return	1,000.00	1,022.56	2.54		3.35
2045 Fund actual return	1,000.00	1,011.67	2.47		3.38
5% annual hypothetical return	1,000.00	1,022.61	2.48		3.40
2050 Fund actual return	1,000.00	1,011.48	2.42		3.38
5% annual hypothetical return	1,000.00	1,022.66	2.43		3.40
2055 Fund actual return	1,000.00	1,011.48	2.42		3.38
5% annual hypothetical return	1,000.00	1,022.66	2.43		3.40
2060 Fund actual return	1,000.00	1,011.76	2.42		3.38
5% annual hypothetical return	1,000.00	1,022.66	2.43		3.40
2065 Fund actual return	1,000.00	1,016.91	2.38		3.39
5% annual hypothetical return	1,000.00	1,022.71	2.38		3.40

16	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.50% for the Retirement Income Fund, 0.52% for the 2010 Fund, 0.52% for the 2015 Fund, 0.52% for the 2020 Fund, 0.52% for the 2025 Fund, 0.51% for the 2030 Fund, 0.51% for the 2035 Fund, 0.50% for the 2040 Fund, 0.49% for the 2045 Fund, 0.48% for the 2050 Fund, 0.48% for the 2055 Fund, 0.48% for the 2060 Fund and 0.47% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.59% for the Retirement Income Fund, 0.60% for the 2010 Fund, 0.61% for the 2015 Fund, 0.62% for the 2020 Fund, 0.64% for the 2025 Fund, 0.65% for the 2030 Fund, 0.65% for the 2035 Fund, 0.66% for the 2040 Fund, 0.67% for the 2045 Fund, 0.67% for the 2050 Fund, 0.67% for the 2055 Fund, 0.67% for the 2060 Fund and 0.67% for the 2065 Fund.

Expense examples

Six months ended November 30, 2021

Lifecycle Funds Retail Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Retirement Income Fund actual return	$ 1,000.00	$ 1,011.05	$ 2.62		$ 3.08
5% annual hypothetical return	1,000.00	1,022.46	2.64		3.09
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.52% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.61% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	17

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2021

All of the TIAA-CREF Lifecycle Funds generated positive returns but underperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 1.08% for the Lifecycle 2010 and 2020 Funds to 1.69% for the Lifecycle 2065 Fund. The performance tables show returns for all share classes of the funds.

For the six months, the margin of underperformance of the Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.86 of a percentage point for the Lifecycle Retirement Income Fund and the Lifecycle 2010 Fund to 1.87 percentage points for the Lifecycle 2055 and 2060 Funds. (All results for the Lifecycle Funds are for the Retirement Class.)

Growing economy lifted U.S. stocks higher

The U.S. economy grew at a solid pace during the period, though concerns over new COVID-19 variants and supply-chain bottlenecks contributed to a decelerating rate of expansion. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 6.7% during the second quarter of 2021 but slowed to 2.1% in the third quarter, according to the government’s “second” estimate. The unemployment rate declined during the period, falling to 4.2% in November. Core inflation, which includes all items except food and energy, rose 4.9% over the twelve months ended in November. Oil prices rose to nearly $86 per barrel before falling back to $66 by the end of the period.

The Federal Reserve left the federal funds target rate unchanged, keeping the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks produced mixed results for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 7.62%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned –5.52% in U.S.-dollar terms.

U.S. investment-grade bond performance was influenced by rising yields among short-term bonds and declining yields on those with longer maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, advanced 1.02%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index, returned –0.47%.

U.S. equity funds produced largest returns

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income,

18	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Other than the Nuveen Dividend Value Fund, the Nuveen International Growth Fund and the Nuveen Dividend Growth Fund—formerly the Nuveen Santa Barbara Dividend Growth Fund—all funds mentioned below are TIAA-CREF Funds.)

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were supported by the gains of some domestic stocks and fixed-income investments. Among domestic equity funds, the Large-Cap Growth Index Fund delivered a double-digit return, followed by the Growth & Income Fund. Among foreign stock funds, the Emerging Markets Equity Fund declined the most. The International Opportunities Fund, International Equity Fund and Quant International Small-Cap Equity Fund each registered single-digit losses. Among fixed-income investments, the Inflation-Linked Bond Fund performed best, while the Core Plus Bond Fund, High-Yield Fund and Core Bond Fund posted modest gains. The Emerging Markets Debt Fund and the International Bond Fund both lost ground.

Both stock and bond funds hindered relative performance

All of the Lifecycle Funds underperformed their composite benchmarks, primarily due to the performance of certain underlying funds investing in U.S. and foreign equities. Among domestic stock funds, the Large-Cap Growth Fund detracted most, followed by the Nuveen Dividend Growth Fund. By contrast, the Quant Small/Mid-Cap Equity Fund contributed most to relative performance. Among international stock funds, the Emerging Markets Equity Fund and the Nuveen International Growth Fund were the largest detractors, while the International Opportunities Fund contributed most.

Among fixed-income funds, the Core Bond Fund, Core Plus Bond Fund and International Bond Fund detracted most, while the Short-Term Bond Fund was the largest contributor.

As a group, the Lifecycle Funds produced gains within an exceptionally narrow range despite significantly different investment horizons and asset allocations. With the exception of the 2065 Fund, all recorded gains were within 0.1 of a percentage point of each other. This was true for funds with such disparate asset allocations as the Lifecycle Retirement Income Fund, which invests about 35% of its assets in stocks, and the Lifecycle 2060 Fund, which places more than 90% of its assets in equities. (Performance of the Lifecycle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	19

Lifecycle Retirement Income Fund

Performance as of November 30, 2021

Lifecycle Retirement Income Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	11/30/07	1.23%	7.72%	7.95%	7.10%		0.53%	0.37%
Advisor Class	12/4/15	1.19	7.64	7.88	6.97	†	0.61	0.46
Premier Class	9/30/09	1.15	7.56	7.79	6.93		0.68	0.52
Retirement Class	11/30/07	1.11	7.56	7.70	6.84		0.78	0.62
Retail Class	11/30/07	1.11	7.47	7.69	6.83		0.81	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	1.97	8.18	8.27	7.05		—	—
Broad market index
S&P Target Date Retirement Income Index	—	1.48	5.47	6.43	5.53		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	22.89	22.75
International equity	12.24	12.25
Fixed income
Fixed income	40.33	40.00
Short-term fixed income	10.06	10.00
Inflation-protected assets	10.07	10.00
Direct real estate	4.33	5.00
Other assets & liabilities, net	0.08	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	21

Lifecycle 2010 Fund

Performance as of November 30, 2021

Lifecycle 2010 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.15%	7.64%	8.11%	7.51%		0.52%	0.37%
Advisor Class	12/4/15	1.23	7.58	8.11	7.41	†	0.60	0.45
Premier Class	9/30/09	1.07	7.50	7.93	7.34		0.67	0.52
Retirement Class	10/15/04	1.08	7.40	7.83	7.25		0.77	0.62
Lifecycle 2010 Fund Composite Index‡	—	1.94	8.04	8.38	7.47		—	—
Broad market index
S&P Target Date 2010 Index	—	1.57	6.94	7.26	6.45		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 25.1% Russell 3000® Index; 13.5% MSCI All Country World Index ex USA Investable Market Index; 11.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	22.26	22.10
International equity	11.95	11.90
Fixed income
Fixed income	40.18	40.00
Short-term fixed income	11.43	12.00
Inflation-protected assets	10.03	10.00
Direct real estate	3.75	4.00
Other assets & liabilities, net	0.40	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	23

Lifecycle 2015 Fund

Performance as of November 30, 2021

Lifecycle 2015 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.30%	8.47%	8.66%	8.09%		0.53%	0.38%
Advisor Class	12/4/15	1.11	8.31	8.59	7.93	†	0.62	0.48
Premier Class	9/30/09	1.21	8.35	8.50	7.92		0.68	0.53
Retirement Class	10/15/04	1.09	8.15	8.38	7.81		0.78	0.63
Lifecycle 2015 Fund Composite Index‡	—	2.06	8.98	8.98	8.09		—	—
Broad market index
S&P Target Date 2015 Index	—	1.79	8.30	7.95	7.28		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2015 Fund Composite Index consisted of: 39.3% Bloomberg U.S. Aggregate Bond Index; 28.3% Russell 3000® Index; 15.2% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	25.25	24.70
International equity	13.49	13.30
Fixed income
Fixed income	39.64	39.40
Short-term fixed income	8.61	8.80
Inflation-protected assets	8.63	8.80
Direct real estate	4.32	5.00
Other assets & liabilities, net	0.06	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	25

Lifecycle 2020 Fund

Performance as of November 30, 2021

Lifecycle 2020 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.24%	9.31%	9.28%	8.75%		0.53%	0.39%
Advisor Class	12/4/15	1.24	9.14	9.23	8.63	†	0.61	0.47
Premier Class	9/30/09	1.16	9.07	9.11	8.59		0.68	0.54
Retirement Class	10/15/04	1.08	9.03	9.00	8.49		0.78	0.64
Lifecycle 2020 Fund Composite Index‡	—	2.16	9.90	9.65	8.82		—	—
Broad market index
S&P Target Date 2020 Index	—	1.77	8.91	8.44	7.94		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2020 Fund Composite Index consisted of: 38.3% Bloomberg U.S. Aggregate Bond Index; 31.5% Russell 3000® Index; 17.0% MSCI All Country World Index ex USA Investable Market Index; 6.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	28.45	27.95
International equity	15.22	15.05
Fixed income
Fixed income	38.66	38.40
Short-term fixed income	6.61	6.80
Inflation-protected assets	6.62	6.80
Direct real estate	4.34	5.00
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	27

Lifecycle 2025 Fund

Performance as of November 30, 2021

Lifecycle 2025 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.19%	10.59%	10.16%	9.56%		0.56%	0.41%
Advisor Class	12/4/15	1.19	10.55	10.10	9.41	†	0.64	0.49
Premier Class	9/30/09	1.20	10.58	10.01	9.39		0.71	0.56
Retirement Class	10/15/04	1.09	10.37	9.87	9.28		0.81	0.66
Lifecycle 2025 Fund Composite Index‡	—	2.31	11.40	10.56	9.67		—	—
Broad market index
S&P Target Date 2025 Index	—	1.82	11.04	9.46	8.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2025 Fund Composite Index consisted of: 36.2% Russell 3000® Index; 35.1% Bloomberg U.S. Aggregate Bond Index; 19.5% MSCI All Country World Index ex USA Investable Market Index; 4.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	33.54	32.76
International equity	17.90	17.64
Fixed income
Fixed income	34.91	35.00
Short-term fixed income	4.60	4.80
Inflation-protected assets	4.61	4.80
Direct real estate	4.35	5.00
Other assets & liabilities, net	0.09	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	29

Lifecycle 2030 Fund

Performance as of November 30, 2021

Lifecycle 2030 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.33%	12.26%	11.06%	10.33%		0.58%	0.42%
Advisor Class	12/4/15	1.25	12.10	11.00	10.18	†	0.66	0.50
Premier Class	9/30/09	1.17	11.98	10.88	10.16		0.73	0.57
Retirement Class	10/15/04	1.10	11.86	10.75	10.05		0.83	0.67
Lifecycle 2030 Fund Composite Index‡	—	2.48	13.01	11.48	10.51		—	—
Broad market index
S&P Target Date 2030 Index	—	1.82	13.00	10.37	9.54		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2030 Fund Composite Index consisted of: 41.4% Russell 3000® Index; 31.1% Bloomberg U.S. Aggregate Bond Index; 22.3% MSCI All Country World Index ex USA Investable Market Index; 2.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	39.29	38.61
International equity	20.99	20.79
Fixed income
Fixed income	30.04	30.00
Short-term fixed income	2.58	2.80
Inflation-protected assets	2.59	2.80
Direct real estate	4.36	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	31

Lifecycle 2035 Fund

Performance as of November 30, 2021

Lifecycle 2035 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.29%	13.69%	11.90%	11.04%		0.60%	0.43%
Advisor Class	12/4/15	1.30	13.63	11.85	10.90	†	0.69	0.52
Premier Class	9/30/09	1.14	13.48	11.73	10.87		0.75	0.58
Retirement Class	10/15/04	1.16	13.46	11.63	10.76		0.85	0.68
Lifecycle 2035 Fund Composite Index‡	—	2.63	14.63	12.38	11.31		—	—
Broad market index
S&P Target Date 2035 Index	—	1.89	15.30	11.33	10.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2035 Fund Composite Index consisted of: 46.6% Russell 3000® Index; 27.1% Bloomberg U.S. Aggregate Bond Index; 25.1% MSCI All Country World Index ex USA Investable Market Index; 0.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	45.08	44.46
International equity	24.10	23.94
Fixed income
Fixed income	25.16	25.00
Short-term fixed income	0.56	0.80
Inflation-protected assets	0.56	0.80
Direct real estate	4.38	5.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	33

Lifecycle 2040 Fund

Performance as of November 30, 2021

Lifecycle 2040 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	1.28%	15.33%	12.72%	11.61%		0.62%	0.44%
Advisor Class	12/4/15	1.28	15.28	12.69	11.46	†	0.70	0.52
Premier Class	9/30/09	1.20	15.21	12.56	11.43		0.77	0.59
Retirement Class	10/15/04	1.16	15.06	12.45	11.33		0.87	0.69
Lifecycle 2040 Fund Composite Index‡	—	2.79	16.43	13.24	11.95		—	—
Broad market index
S&P Target Date 2040 Index	—	1.92	16.90	11.99	10.78		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	50.92	50.31
International equity	27.19	27.09
Fixed income	17.33	17.60
Direct real estate	4.39	5.00
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	35

Lifecycle 2045 Fund

Performance as of November 30, 2021

Lifecycle 2045 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	11/30/07	1.28%	16.99%	13.37%	11.94%		0.64%	0.45%
Advisor Class	12/4/15	1.28	16.95	13.35	11.80	†	0.72	0.53
Premier Class	9/30/09	1.23	16.84	13.20	11.78		0.79	0.60
Retirement Class	11/30/07	1.17	16.75	13.09	11.66		0.89	0.70
Lifecycle 2045 Fund Composite Index‡	—	2.95	18.28	13.93	12.32		—	—
Broad market index
S&P Target Date 2045 Index	—	1.96	17.88	12.38	11.12		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2045 Fund Composite Index consisted of: 57.0% Russell 3000® Index; 30.7% MSCI All Country World Index ex USA Investable Market Index; and 12.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	56.77	56.16
International equity	30.31	30.24
Fixed income	8.33	8.60
Direct real estate	4.40	5.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	37

Lifecycle 2050 Fund

Performance as of November 30, 2021

Lifecycle 2050 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	11/30/07	1.26%	17.39%	13.53%	12.03%		0.65%	0.45%
Advisor Class	12/4/15	1.26	17.30	13.50	11.90	†	0.73	0.53
Premier Class	9/30/09	1.21	17.23	13.37	11.87		0.80	0.60
Retirement Class	11/30/07	1.15	17.08	13.23	11.75		0.90	0.70
Lifecycle 2050 Fund Composite Index‡	—	3.00	18.77	14.12	12.42		—	—
Broad market index
S&P Target Date 2050 Index	—	1.93	18.36	12.63	11.37		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2050 Fund Composite Index consisted of: 59.1% Russell 3000® Index; 31.8% MSCI All Country World Index ex USA Investable Market Index; and 9.1% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

38	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	59.02	58.99
International equity	31.47	31.76
Fixed income	4.91	4.25
Direct real estate	4.40	5.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	39

Lifecycle 2055 Fund

Performance as of November 30, 2021

Lifecycle 2055 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	4/29/11	1.31%	17.69%	13.64%	12.10%		0.68%	0.45%
Advisor Class	12/4/15	1.31	17.61	13.62	11.98	†	0.76	0.53
Premier Class	4/29/11	1.26	17.48	13.46	11.93		0.81	0.60
Retirement Class	4/29/11	1.15	17.34	13.36	11.82		0.91	0.70
Lifecycle 2055 Fund Composite Index‡	—	3.02	19.06	14.25	12.51		—	—
Broad market index
S&P Target Date 2055 Index	—	1.92	18.59	12.74	11.53		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2055 Fund Composite Index consisted of: 59.9% Russell 3000® Index; 32.2% MSCI All Country World Index ex USA Investable Market Index; and 7.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

40	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	59.88	59.80
International equity	31.91	32.20
Fixed income	3.64	3.00
Direct real estate	4.40	5.00
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	41

Lifecycle 2060 Fund

Performance as of November 30, 2021

Lifecycle 2060 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	9/26/14	1.37%	17.98%	13.74%	10.66%		0.71%	0.45%
Advisor Class	12/4/15	1.30	17.81	13.69	10.58	†	0.79	0.53
Premier Class	9/26/14	1.24	17.73	13.59	10.49		0.86	0.60
Retirement Class	9/26/14	1.18	17.60	13.47	10.38		0.96	0.70
Lifecycle 2060 Fund Composite Index‡	—	3.05	19.35	14.38	11.11	§	—	—
Broad market index
S&P Target Date 2060 Index	—	1.85	18.43	12.84	10.01	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle 2060 Fund Composite Index consisted of: 60.7% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; and 6.6% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

42	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	60.67	60.61
International equity	32.42	32.64
Fixed income	2.43	1.75
Direct real estate	4.39	5.00
Other assets & liabilities, net	0.09	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	43

Lifecycle 2065 Fund

Performance as of November 30, 2021

Lifecycle 2065 Fund				Average annual		Annual operating
		Total return		total return		expenses*#
	Inception			since
	date	6 months	1 year	inception		gross	net
Institutional Class	9/30/20	1.37%	18.27%	24.80%		3.74%	0.45%
Advisor Class	9/30/20	1.37	18.14	24.68		3.82	0.53
Premier Class	9/30/20	1.29	17.95	24.51		3.91	0.60
Retirement Class	9/30/20	1.69	18.30	24.82		4.04	0.70
Lifecycle 2065 Fund Composite Index‡	—	3.07	19.64	26.18	§	—	—
Broad market indexes**
S&P Target Date 2065+ Index	—	1.98	18.59	25.24	§	—	—
S&P Target Date 2060 Index	—	1.85	18.43	25.09	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2022, and certain other waivers will remain in effect through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
‡	As of the close of business on November 30, 2021, the Lifecycle 2065 Fund Composite Index consisted of: 61.5% Russell 3000® Index; 33.1% MSCI All Country World Index ex USA Investable Market Index; and 5.4% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	Previously, the Fund’s broad-market index comparison was to the S&P Target Date 2060 Index (formerly known as the S&P Target Date 2060+ Index), instead of the S&P Target Date 2065+ Index shown in the chart above. The returns of the S&P Target Date 2065+ Index, which Standard & Poor’s launched in 2021, are more appropriate for comparison purposes because they reflect multi-asset class exposure for the same target date as the Fund.

44	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2065 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	61.28	61.43
International equity	33.21	33.07
Fixed income	1.32	0.50
Direct real estate	4.21	5.00
Other assets & liabilities, net	–0.02	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.3%
2,291,096	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/26/21; cost $24,405,395)		$27,401,507	4.3%
		TOTAL DIRECT REAL ESTATE		27,401,507	4.3
FIXED INCOME—40.3%
12,528,027		TIAA-CREF Core Bond Fund		134,175,165	21.2
7,645,288		TIAA-CREF Core Plus Bond Fund		83,104,277	13.1
1,226,800		TIAA-CREF Emerging Markets Debt Fund		11,985,832	1.9
1,341,762		TIAA-CREF High-Yield Fund		12,652,820	2.0
1,330,378		TIAA-CREF International Bond Fund		13,303,782	2.1
		TOTAL FIXED INCOME		255,221,876	40.3
INFLATION-PROTECTED ASSETS—10.1%
5,092,973		TIAA-CREF Inflation-Linked Bond Fund		63,713,087	10.1
		TOTAL INFLATION-PROTECTED ASSETS		63,713,087	10.1
INTERNATIONAL EQUITY—12.2%
302,523		Nuveen International Growth Fund		16,445,173	2.6
861,345		TIAA-CREF Emerging Markets Equity Fund		9,681,518	1.5
1,681,067		TIAA-CREF International Equity Fund		23,518,126	3.7
882,804		TIAA-CREF International Opportunities Fund		16,499,611	2.6
953,026		TIAA-CREF Quant International Small-Cap Equity Fund		11,274,302	1.8
		TOTAL INTERNATIONAL EQUITY		77,418,730	12.2
SHORT-TERM FIXED INCOME—10.1%
6,125,262		TIAA-CREF Short-Term Bond Fund		63,641,467	10.1
		TOTAL SHORT-TERM FIXED INCOME		63,641,467	10.1
U.S. EQUITY—22.9%
386,409		Nuveen Dividend Growth Fund		20,746,313	3.3
1,325,993		Nuveen Dividend Value Fund		20,950,683	3.3
936,783		Nuveen Growth Opportunities ETF		24,253,312	3.8
1,041,897		TIAA-CREF Growth & Income Fund		20,702,491	3.3
921,285		TIAA-CREF Large-Cap Growth Fund		24,156,096	3.8
935,307		TIAA-CREF Large-Cap Value Fund		20,978,941	3.3
267,306		TIAA-CREF Quant Small-Cap Equity Fund		5,990,335	1.0
395,180		TIAA-CREF Quant Small/Mid-Cap Equity Fund		7,010,497	1.1
		TOTAL U.S. EQUITY		144,788,668	22.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $552,968,861)	632,185,335	99.9

		TOTAL PORTFOLIO	(Cost $552,968,861)	632,185,335	99.9
		OTHER ASSETS & LIABILITIES, NET		493,924	0.1
		NET ASSETS		$632,679,259	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $27,401,507 or 4.3% of net assets.

46	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
DIRECT REAL ESTATE—3.7%
3,767,597	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16–11/26/21; cost $39,261,952)		$45,060,465	3.7%
		TOTAL DIRECT REAL ESTATE		45,060,465	3.7
FIXED INCOME—40.2%
23,716,897		TIAA-CREF Core Bond Fund		254,007,966	21.1
14,461,271		TIAA-CREF Core Plus Bond Fund		157,194,020	13.1
2,325,382		TIAA-CREF Emerging Markets Debt Fund		22,718,979	1.9
2,541,248		TIAA-CREF High-Yield Fund		23,963,966	2.0
2,518,511		TIAA-CREF International Bond Fund		25,185,106	2.1
		TOTAL FIXED INCOME		483,070,037	40.2
INFLATION-PROTECTED ASSETS—10.0%
9,632,242		TIAA-CREF Inflation-Linked Bond Fund		120,499,353	10.0
		TOTAL INFLATION-PROTECTED ASSETS		120,499,353	10.0
INTERNATIONAL EQUITY—11.9%
563,491		Nuveen International Growth Fund		30,631,389	2.6
1,592,790		TIAA-CREF Emerging Markets Equity Fund		17,902,960	1.5
3,112,997		TIAA-CREF International Equity Fund		43,550,833	3.6
1,636,495		TIAA-CREF International Opportunities Fund		30,586,100	2.5
1,766,752		TIAA-CREF Quant International Small-Cap Equity Fund		20,900,680	1.7
		TOTAL INTERNATIONAL EQUITY		143,571,962	11.9
SHORT-TERM FIXED INCOME—11.5%
13,224,838		TIAA-CREF Short-Term Bond Fund		137,406,068	11.5
		TOTAL SHORT-TERM FIXED INCOME		137,406,068	11.5
U.S. EQUITY—22.3%
712,612		Nuveen Dividend Growth Fund		38,260,143	3.2
2,449,019		Nuveen Dividend Value Fund		38,694,502	3.2
1,729,519		Nuveen Growth Opportunities ETF		44,777,247	3.7
1,921,951		TIAA-CREF Growth & Income Fund		38,189,167	3.2
1,708,977		TIAA-CREF Large-Cap Growth Fund		44,809,388	3.8
1,727,746		TIAA-CREF Large-Cap Value Fund		38,753,346	3.2
494,708		TIAA-CREF Quant Small-Cap Equity Fund		11,086,404	0.9
728,994		TIAA-CREF Quant Small/Mid-Cap Equity Fund		12,932,360	1.1
		TOTAL U.S. EQUITY		267,502,557	22.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,015,554,017)	1,197,110,442	99.6

		TOTAL PORTFOLIO	(Cost $1,015,554,017)	1,197,110,442	99.6
		OTHER ASSETS & LIABILITIES, NET		4,757,684	0.4
		NET ASSETS		$1,201,868,126	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $45,060,465 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.3%
6,194,471	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–11/26/21; cost $65,324,585)		$74,085,879	4.3%
		TOTAL DIRECT REAL ESTATE		74,085,879	4.3
FIXED INCOME—39.7%
33,348,107		TIAA-CREF Core Bond Fund		357,158,230	20.8
20,340,411		TIAA-CREF Core Plus Bond Fund		221,100,266	12.9
3,266,336		TIAA-CREF Emerging Markets Debt Fund		31,912,099	1.9
3,569,015		TIAA-CREF High-Yield Fund		33,655,815	2.0
3,539,084		TIAA-CREF International Bond Fund		35,390,843	2.1
		TOTAL FIXED INCOME		679,217,253	39.7
INFLATION-PROTECTED ASSETS—8.6%
11,815,119		TIAA-CREF Inflation-Linked Bond Fund		147,807,141	8.6
		TOTAL INFLATION-PROTECTED ASSETS		147,807,141	8.6
INTERNATIONAL EQUITY—13.5%
905,495		Nuveen International Growth Fund		49,222,702	2.9
2,547,881		TIAA-CREF Emerging Markets Equity Fund		28,638,183	1.7
5,017,810		TIAA-CREF International Equity Fund		70,199,161	4.1
2,640,138		TIAA-CREF International Opportunities Fund		49,344,173	2.9
2,847,735		TIAA-CREF Quant International Small-Cap Equity Fund		33,688,701	1.9
		TOTAL INTERNATIONAL EQUITY		231,092,920	13.5
SHORT-TERM FIXED INCOME—8.6%
14,202,905		TIAA-CREF Short-Term Bond Fund		147,568,180	8.6
		TOTAL SHORT-TERM FIXED INCOME		147,568,180	8.6
U.S. EQUITY—25.2%
1,152,570		Nuveen Dividend Growth Fund		61,881,457	3.6
3,958,859		Nuveen Dividend Value Fund		62,549,971	3.7
2,801,763		Nuveen Growth Opportunities ETF		72,537,644	4.2
3,106,591		TIAA-CREF Growth & Income Fund		61,727,971	3.6
2,758,030		TIAA-CREF Large-Cap Growth Fund		72,315,551	4.2
2,791,370		TIAA-CREF Large-Cap Value Fund		62,610,422	3.7
799,345		TIAA-CREF Quant Small-Cap Equity Fund		17,913,327	1.0
1,187,185		TIAA-CREF Quant Small/Mid-Cap Equity Fund		21,060,661	1.2
		TOTAL U.S. EQUITY		432,597,004	25.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,512,611,691)	1,712,368,377	99.9

		TOTAL PORTFOLIO	(Cost $1,512,611,691)	1,712,368,377	99.9
		OTHER ASSETS & LIABILITIES, NET		1,071,241	0.1
		NET ASSETS		$1,713,439,618	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $74,085,879 or 4.3% of net assets.

48	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.3%
13,748,324	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–11/26/21; cost $145,575,848)		$164,429,956	4.3%
		TOTAL DIRECT REAL ESTATE		164,429,956	4.3
FIXED INCOME—38.7%
71,908,391		TIAA-CREF Core Bond Fund		770,138,869	20.4
43,852,250		TIAA-CREF Core Plus Bond Fund		476,673,958	12.6
7,047,296		TIAA-CREF Emerging Markets Debt Fund		68,852,087	1.8
7,703,485		TIAA-CREF High-Yield Fund		72,643,859	1.9
7,633,922		TIAA-CREF International Bond Fund		76,339,216	2.0
		TOTAL FIXED INCOME		1,464,647,989	38.7
INFLATION-PROTECTED ASSETS—6.6%
20,038,731		TIAA-CREF Inflation-Linked Bond Fund		250,684,520	6.6
		TOTAL INFLATION-PROTECTED ASSETS		250,684,520	6.6
INTERNATIONAL EQUITY—15.2%
2,258,537		Nuveen International Growth Fund		122,774,057	3.2
6,376,813		TIAA-CREF Emerging Markets Equity Fund		71,675,378	1.9
12,518,656		TIAA-CREF International Equity Fund		175,136,003	4.6
6,585,590		TIAA-CREF International Opportunities Fund		123,084,684	3.3
7,105,486		TIAA-CREF Quant International Small-Cap Equity Fund		84,057,905	2.2
		TOTAL INTERNATIONAL EQUITY		576,728,027	15.2
SHORT-TERM FIXED INCOME—6.6%
24,095,323		TIAA-CREF Short-Term Bond Fund		250,350,411	6.6
		TOTAL SHORT-TERM FIXED INCOME		250,350,411	6.6
U.S. EQUITY—28.5%
2,871,505		Nuveen Dividend Growth Fund		154,171,114	4.1
9,865,387		Nuveen Dividend Value Fund		155,873,118	4.1
6,975,231		Nuveen Growth Opportunities ETF		180,588,731	4.8
7,753,731		TIAA-CREF Growth & Income Fund		154,066,632	4.1
6,874,472		TIAA-CREF Large-Cap Growth Fund		180,248,643	4.7
6,958,038		TIAA-CREF Large-Cap Value Fund		156,068,794	4.1
1,995,534		TIAA-CREF Quant Small-Cap Equity Fund		44,719,911	1.2
2,943,635		TIAA-CREF Quant Small/Mid-Cap Equity Fund		52,220,087	1.4
		TOTAL U.S. EQUITY		1,077,957,030	28.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,305,997,508)	3,784,797,933	99.9

		TOTAL PORTFOLIO	(Cost $3,305,997,508)	3,784,797,933	99.9
		OTHER ASSETS & LIABILITIES, NET		3,858,453	0.1
		NET ASSETS		$3,788,656,386	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $164,429,956 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.4%
19,554,578	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/26/21; cost $208,622,917)		$233,872,750	4.4%
		TOTAL DIRECT REAL ESTATE		233,872,750	4.4
FIXED INCOME—34.9%
92,123,968		TIAA-CREF Core Bond Fund		986,647,702	18.4
56,200,331		TIAA-CREF Core Plus Bond Fund		610,897,596	11.4
9,017,672		TIAA-CREF Emerging Markets Debt Fund		88,102,653	1.6
9,857,309		TIAA-CREF High-Yield Fund		92,954,428	1.7
9,776,728		TIAA-CREF International Bond Fund		97,767,279	1.8
		TOTAL FIXED INCOME		1,876,369,658	34.9
INFLATION-PROTECTED ASSETS—4.6%
19,803,311		TIAA-CREF Inflation-Linked Bond Fund		247,739,422	4.6
		TOTAL INFLATION-PROTECTED ASSETS		247,739,422	4.6
INTERNATIONAL EQUITY—17.9%
3,762,708		Nuveen International Growth Fund		204,540,832	3.8
10,696,237		TIAA-CREF Emerging Markets Equity Fund		120,225,707	2.3
20,881,675		TIAA-CREF International Equity Fund		292,134,639	5.4
10,981,866		TIAA-CREF International Opportunities Fund		205,251,082	3.8
11,850,776		TIAA-CREF Quant International Small-Cap Equity Fund		140,194,684	2.6
		TOTAL INTERNATIONAL EQUITY		962,346,944	17.9
SHORT-TERM FIXED INCOME—4.6%
23,805,879		TIAA-CREF Short-Term Bond Fund		247,343,086	4.6
		TOTAL SHORT-TERM FIXED INCOME		247,343,086	4.6
U.S. EQUITY—33.5%
4,804,036		Nuveen Dividend Growth Fund		257,928,719	4.8
16,522,561		Nuveen Dividend Value Fund		261,056,460	4.8
11,649,395		Nuveen Growth Opportunities ETF		301,602,837	5.6
12,970,046		TIAA-CREF Growth & Income Fund		257,714,817	4.8
11,479,115		TIAA-CREF Large-Cap Growth Fund		300,982,402	5.6
11,640,059		TIAA-CREF Large-Cap Value Fund		261,086,525	4.9
3,340,266		TIAA-CREF Quant Small-Cap Equity Fund		74,855,361	1.4
4,925,928		TIAA-CREF Quant Small/Mid-Cap Equity Fund		87,385,957	1.6
		TOTAL U.S. EQUITY		1,802,613,078	33.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,635,430,903)	5,370,284,938	99.9

		TOTAL PORTFOLIO	(Cost $4,635,430,903)	5,370,284,938	99.9
		OTHER ASSETS & LIABILITIES, NET		4,809,649	0.1
		NET ASSETS		$5,375,094,587	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $233,872,750 or 4.4% of net assets.

50	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
21,163,482	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/26/21; cost $226,763,966)		$253,115,249	4.3%
		TOTAL DIRECT REAL ESTATE		253,115,249	4.3
FIXED INCOME—30.0%
85,524,949		TIAA-CREF Core Bond Fund		915,972,201	15.8
52,170,908		TIAA-CREF Core Plus Bond Fund		567,097,768	9.8
8,394,259		TIAA-CREF Emerging Markets Debt Fund		82,011,907	1.4
9,146,907		TIAA-CREF High-Yield Fund		86,255,332	1.5
9,089,561		TIAA-CREF International Bond Fund		90,895,614	1.5
		TOTAL FIXED INCOME		1,742,232,822	30.0
INFLATION-PROTECTED ASSETS—2.6%
12,008,763		TIAA-CREF Inflation-Linked Bond Fund		150,229,625	2.6
		TOTAL INFLATION-PROTECTED ASSETS		150,229,625	2.6
INTERNATIONAL EQUITY—21.0%
4,772,640		Nuveen International Growth Fund		259,440,725	4.5
13,567,151		TIAA-CREF Emerging Markets Equity Fund		152,494,780	2.6
26,380,147		TIAA-CREF International Equity Fund		369,058,256	6.4
13,883,783		TIAA-CREF International Opportunities Fund		259,487,903	4.5
14,971,263		TIAA-CREF Quant International Small-Cap Equity Fund		177,110,040	3.0
		TOTAL INTERNATIONAL EQUITY		1,217,591,704	21.0
SHORT-TERM FIXED INCOME—2.6%
14,423,230		TIAA-CREF Short-Term Bond Fund		149,857,362	2.6
		TOTAL SHORT-TERM FIXED INCOME		149,857,362	2.6
U.S. EQUITY—39.3%
6,069,654		Nuveen Dividend Growth Fund		325,879,730	5.6
20,877,969		Nuveen Dividend Value Fund		329,871,913	5.7
14,717,605		Nuveen Growth Opportunities ETF		381,038,793	6.6
16,388,382		TIAA-CREF Growth & Income Fund		325,637,158	5.6
14,502,925		TIAA-CREF Large-Cap Growth Fund		380,266,686	6.6
14,707,550		TIAA-CREF Large-Cap Value Fund		329,890,348	5.7
4,219,861		TIAA-CREF Quant Small-Cap Equity Fund		94,567,076	1.6
6,233,212		TIAA-CREF Quant Small/Mid-Cap Equity Fund		110,577,189	1.9
		TOTAL U.S. EQUITY		2,277,728,893	39.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,917,374,454)	5,790,755,655	99.8

		TOTAL PORTFOLIO	(Cost $4,917,374,454)	5,790,755,655	99.8
		OTHER ASSETS & LIABILITIES, NET		8,762,032	0.2
		NET ASSETS		$5,799,517,687	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $253,115,249 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.4%
21,884,278	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–9/15/21; cost $234,612,148)		$261,735,961	4.4%
		TOTAL DIRECT REAL ESTATE		261,735,961	4.4
FIXED INCOME—25.2%
73,756,613		TIAA-CREF Core Bond Fund		789,933,323	13.2
45,001,266		TIAA-CREF Core Plus Bond Fund		489,163,765	8.2
7,224,894		TIAA-CREF Emerging Markets Debt Fund		70,587,218	1.2
7,892,985		TIAA-CREF High-Yield Fund		74,430,849	1.3
7,827,168		TIAA-CREF International Bond Fund		78,271,683	1.3
		TOTAL FIXED INCOME		1,502,386,838	25.2
INFLATION-PROTECTED ASSETS—0.6%
2,681,212		TIAA-CREF Inflation-Linked Bond Fund		33,541,964	0.6
		TOTAL INFLATION-PROTECTED ASSETS		33,541,964	0.6
INTERNATIONAL EQUITY—24.1%
5,643,847		Nuveen International Growth Fund		306,799,550	5.2
16,033,884		TIAA-CREF Emerging Markets Equity Fund		180,220,861	3.0
31,187,844		TIAA-CREF International Equity Fund		436,317,939	7.3
16,407,691		TIAA-CREF International Opportunities Fund		306,659,737	5.1
17,689,062		TIAA-CREF Quant International Small-Cap Equity Fund		209,261,605	3.5
		TOTAL INTERNATIONAL EQUITY		1,439,259,692	24.1
SHORT-TERM FIXED INCOME—0.5%
3,212,227		TIAA-CREF Short-Term Bond Fund		33,375,036	0.5
		TOTAL SHORT-TERM FIXED INCOME		33,375,036	0.5
U.S. EQUITY—45.0%
7,172,472		Nuveen Dividend Growth Fund		385,089,999	6.5
24,669,864		Nuveen Dividend Value Fund		389,783,844	6.5
17,393,016		Nuveen Growth Opportunities ETF		450,305,184	7.5
19,361,894		TIAA-CREF Growth & Income Fund		384,720,842	6.4
17,139,365		TIAA-CREF Large-Cap Growth Fund		449,394,145	7.5
17,378,882		TIAA-CREF Large-Cap Value Fund		389,808,328	6.5
4,986,309		TIAA-CREF Quant Small-Cap Equity Fund		111,743,182	1.9
7,367,261		TIAA-CREF Quant Small/Mid-Cap Equity Fund		130,695,212	2.2
		TOTAL U.S. EQUITY		2,691,540,736	45.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,960,346,293)	5,961,840,227	99.8

		TOTAL PORTFOLIO	(Cost $4,960,346,293)	5,961,840,227	99.8
		OTHER ASSETS & LIABILITIES, NET		9,457,807	0.2
		NET ASSETS		$5,971,298,034	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $261,735,961 or 4.4% of net assets.

52	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.4%
26,087,884	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/16/21; cost $279,101,234)		$312,011,098	4.4%
		TOTAL DIRECT REAL ESTATE		312,011,098	4.4
FIXED INCOME—17.3%
60,394,053		TIAA-CREF Core Bond Fund		646,820,312	9.1
36,882,373		TIAA-CREF Core Plus Bond Fund		400,911,392	5.6
5,915,535		TIAA-CREF Emerging Markets Debt Fund		57,794,775	0.8
6,467,092		TIAA-CREF High-Yield Fund		60,984,681	0.9
6,406,069		TIAA-CREF International Bond Fund		64,060,692	0.9
		TOTAL FIXED INCOME		1,230,571,852	17.3
INTERNATIONAL EQUITY—27.2%
7,561,248		Nuveen International Growth Fund		411,029,421	5.8
21,512,332		TIAA-CREF Emerging Markets Equity Fund		241,798,612	3.4
41,933,200		TIAA-CREF International Equity Fund		586,645,466	8.3
22,006,786		TIAA-CREF International Opportunities Fund		411,306,828	5.8
23,731,213		TIAA-CREF Quant International Small-Cap Equity Fund		280,740,247	3.9
		TOTAL INTERNATIONAL EQUITY		1,931,520,574	27.2
U.S. EQUITY—50.9%
9,638,665		Nuveen Dividend Growth Fund		517,499,918	7.3
33,162,736		Nuveen Dividend Value Fund		523,971,228	7.4
23,373,308		Nuveen Growth Opportunities ETF		605,134,944	8.5
26,037,860		TIAA-CREF Growth & Income Fund		517,372,275	7.3
22,981,930		TIAA-CREF Large-Cap Growth Fund		602,586,208	8.5
23,357,267		TIAA-CREF Large-Cap Value Fund		523,903,498	7.3
6,707,439		TIAA-CREF Quant Small-Cap Equity Fund		150,313,712	2.1
9,916,390		TIAA-CREF Quant Small/Mid-Cap Equity Fund		175,916,762	2.5
		TOTAL U.S. EQUITY		3,616,698,545	50.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $5,778,206,157)	7,090,802,069	99.8

		TOTAL PORTFOLIO	(Cost $5,778,206,157)	7,090,802,069	99.8
		OTHER ASSETS & LIABILITIES, NET		12,031,936	0.2
		NET ASSETS		$7,102,834,005	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $312,011,098 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	53

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.4%
17,303,580	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/16/21; cost $186,522,441)		$206,950,816	4.4%
		TOTAL DIRECT REAL ESTATE		206,950,816	4.4
FIXED INCOME—8.3%
19,201,095		TIAA-CREF Core Bond Fund		205,643,731	4.4
11,731,581		TIAA-CREF Core Plus Bond Fund		127,522,284	2.7
1,882,491		TIAA-CREF Emerging Markets Debt Fund		18,391,940	0.4
2,056,253		TIAA-CREF High-Yield Fund		19,390,470	0.4
2,038,397		TIAA-CREF International Bond Fund		20,383,974	0.4
		TOTAL FIXED INCOME		391,332,399	8.3
INTERNATIONAL EQUITY—30.3%
5,569,879		Nuveen International Growth Fund		302,778,608	6.4
15,855,925		TIAA-CREF Emerging Markets Equity Fund		178,220,594	3.8
30,867,897		TIAA-CREF International Equity Fund		431,841,882	9.2
16,287,312		TIAA-CREF International Opportunities Fund		304,409,861	6.5
17,486,407		TIAA-CREF Quant International Small-Cap Equity Fund		206,864,192	4.4
		TOTAL INTERNATIONAL EQUITY		1,424,115,137	30.3
U.S. EQUITY—56.8%
7,107,020		Nuveen Dividend Growth Fund		381,575,902	8.1
24,454,797		Nuveen Dividend Value Fund		386,385,791	8.2
17,233,740		Nuveen Growth Opportunities ETF		446,181,528	9.5
19,201,753		TIAA-CREF Growth & Income Fund		381,538,841	8.1
16,954,771		TIAA-CREF Large-Cap Growth Fund		444,554,093	9.5
17,233,526		TIAA-CREF Large-Cap Value Fund		386,547,992	8.2
4,954,626		TIAA-CREF Quant Small-Cap Equity Fund		111,033,175	2.4
7,316,012		TIAA-CREF Quant Small/Mid-Cap Equity Fund		129,786,056	2.8
		TOTAL U.S. EQUITY		2,667,603,378	56.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,704,501,794)	4,690,001,730	99.8

		TOTAL PORTFOLIO	(Cost $3,704,501,794)	4,690,001,730	99.8
		OTHER ASSETS & LIABILITIES, NET		9,044,539	0.2
		NET ASSETS		$4,699,046,269	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $206,950,816 or 4.4% of net assets.

54	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.4%
12,740,145	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/16/21; cost $137,839,145)		$152,372,134	4.4%
		TOTAL DIRECT REAL ESTATE		152,372,134	4.4
FIXED INCOME—4.9%
8,319,391		TIAA-CREF Core Bond Fund		89,100,680	2.6
5,100,919		TIAA-CREF Core Plus Bond Fund		55,446,992	1.6
818,577		TIAA-CREF Emerging Markets Debt Fund		7,997,501	0.2
893,748		TIAA-CREF High-Yield Fund		8,428,045	0.2
882,916		TIAA-CREF International Bond Fund		8,829,165	0.3
		TOTAL FIXED INCOME		169,802,383	4.9
INTERNATIONAL EQUITY—31.5%
4,254,944		Nuveen International Growth Fund		231,298,748	6.7
12,122,591		TIAA-CREF Emerging Markets Equity Fund		136,257,921	3.9
23,607,417		TIAA-CREF International Equity Fund		330,267,766	9.6
12,455,919		TIAA-CREF International Opportunities Fund		232,801,127	6.7
13,360,434		TIAA-CREF Quant International Small-Cap Equity Fund		158,053,929	4.6
		TOTAL INTERNATIONAL EQUITY		1,088,679,491	31.5
U.S. EQUITY—59.0%
5,440,012		Nuveen Dividend Growth Fund		292,074,235	8.4
18,719,617		Nuveen Dividend Value Fund		295,769,956	8.5
13,187,784		Nuveen Growth Opportunities ETF		341,431,728	9.9
14,700,320		TIAA-CREF Growth & Income Fund		292,095,363	8.4
12,960,315		TIAA-CREF Large-Cap Growth Fund		339,819,450	9.8
13,190,777		TIAA-CREF Large-Cap Value Fund		295,869,123	8.6
3,791,388		TIAA-CREF Quant Small-Cap Equity Fund		84,964,999	2.5
5,606,211		TIAA-CREF Quant Small/Mid-Cap Equity Fund		99,454,187	2.9
		TOTAL U.S. EQUITY		2,041,479,041	59.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,741,713,569)	3,452,333,049	99.8

		TOTAL PORTFOLIO	(Cost $2,741,713,569)	3,452,333,049	99.8
		OTHER ASSETS & LIABILITIES, NET		6,767,210	0.2
		NET ASSETS		$3,459,100,259	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $152,372,134 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	55

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.4%
5,513,223	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/16/21; cost $60,202,007)		$65,938,153	4.4%
		TOTAL DIRECT REAL ESTATE		65,938,153	4.4
FIXED INCOME—3.6%
2,672,604		TIAA-CREF Core Bond Fund		28,623,588	1.9
1,641,072		TIAA-CREF Core Plus Bond Fund		17,838,451	1.2
263,241		TIAA-CREF Emerging Markets Debt Fund		2,571,865	0.1
287,503		TIAA-CREF High-Yield Fund		2,711,154	0.2
282,648		TIAA-CREF International Bond Fund		2,826,477	0.2
		TOTAL FIXED INCOME		54,571,535	3.6
INTERNATIONAL EQUITY—31.9%
1,875,057		Nuveen International Growth Fund		101,928,120	6.8
5,327,800		TIAA-CREF Emerging Markets Equity Fund		59,884,471	4.0
10,345,586		TIAA-CREF International Equity Fund		144,734,743	9.7
5,473,681		TIAA-CREF International Opportunities Fund		102,303,099	6.8
5,853,925		TIAA-CREF Quant International Small-Cap Equity Fund		69,251,938	4.6
		TOTAL INTERNATIONAL EQUITY		478,102,371	31.9
U.S. EQUITY—59.9%
2,389,898		Nuveen Dividend Growth Fund		128,313,620	8.6
8,220,580		Nuveen Dividend Value Fund		129,885,156	8.7
5,787,254		Nuveen Growth Opportunities ETF		149,832,006	10.0
6,451,042		TIAA-CREF Growth & Income Fund		128,182,203	8.5
5,706,208		TIAA-CREF Large-Cap Growth Fund		149,616,778	10.0
5,800,599		TIAA-CREF Large-Cap Value Fund		130,107,437	8.7
1,668,610		TIAA-CREF Quant Small-Cap Equity Fund		37,393,540	2.5
2,461,275		TIAA-CREF Quant Small/Mid-Cap Equity Fund		43,663,013	2.9
		TOTAL U.S. EQUITY		896,993,753	59.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,223,205,455)	1,495,605,812	99.8

		TOTAL PORTFOLIO	(Cost $1,223,205,455)	1,495,605,812	99.8
		OTHER ASSETS & LIABILITIES, NET		2,493,906	0.2
		NET ASSETS		$1,498,099,718	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $65,938,153 or 4.4% of net assets.

56	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.4%
1,669,465	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/26/21; cost $18,401,133)		$19,966,798	4.4%
		TOTAL DIRECT REAL ESTATE		19,966,798	4.4
FIXED INCOME—2.4%
544,001		TIAA-CREF Core Bond Fund		5,826,251	1.3
331,603		TIAA-CREF Core Plus Bond Fund		3,604,522	0.8
53,092		TIAA-CREF Emerging Markets Debt Fund		518,710	0.1
58,005		TIAA-CREF High-Yield Fund		546,985	0.1
57,791		TIAA-CREF International Bond Fund		577,908	0.1
		TOTAL FIXED INCOME		11,074,376	2.4
INTERNATIONAL EQUITY—32.4%
577,065		Nuveen International Growth Fund		31,369,262	6.9
1,641,412		TIAA-CREF Emerging Markets Equity Fund		18,449,473	4.1
3,195,385		TIAA-CREF International Equity Fund		44,703,433	9.8
1,687,518		TIAA-CREF International Opportunities Fund		31,539,713	6.9
1,809,000		TIAA-CREF Quant International Small-Cap Equity Fund		21,400,474	4.7
		TOTAL INTERNATIONAL EQUITY		147,462,355	32.4
U.S. EQUITY—60.7%
736,569		Nuveen Dividend Growth Fund		39,546,369	8.7
2,525,667		Nuveen Dividend Value Fund		39,905,545	8.8
1,775,918		Nuveen Growth Opportunities ETF		45,978,517	10.1
1,977,762		TIAA-CREF Growth & Income Fund		39,298,135	8.6
1,766,494		TIAA-CREF Large-Cap Growth Fund		46,317,475	10.2
1,783,363		TIAA-CREF Large-Cap Value Fund		40,000,823	8.8
512,460		TIAA-CREF Quant Small-Cap Equity Fund		11,484,226	2.5
756,006		TIAA-CREF Quant Small/Mid-Cap Equity Fund		13,411,547	3.0
		TOTAL U.S. EQUITY		275,942,637	60.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $388,627,514)	454,446,166	99.9

		TOTAL PORTFOLIO	(Cost $388,627,514)	454,446,166	99.9
		OTHER ASSETS & LIABILITIES, NET		392,706	0.1
		NET ASSETS		$454,838,872	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $19,966,798 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	57

Portfolio of investments (unaudited)

Lifecycle 2065 Fund  ■  November 30, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
DIRECT REAL ESTATE—4.2%
40,793	[b]	TIAA-CREF Real Property Fund LP (purchased 9/30/20–11/26/21; cost $455,309)		$487,886	4.2%
		TOTAL DIRECT REAL ESTATE		487,886	4.2
FIXED INCOME—1.3%
7,534		TIAA-CREF Core Bond Fund		80,690	0.7
4,595		TIAA-CREF Core Plus Bond Fund		49,952	0.4
741		TIAA-CREF Emerging Markets Debt Fund		7,238	0.0
806		TIAA-CREF High-Yield Fund		7,604	0.1
800		TIAA-CREF International Bond Fund		8,003	0.1
		TOTAL FIXED INCOME		153,487	1.3
INTERNATIONAL EQUITY—33.2%
15,122		Nuveen International Growth Fund		822,046	7.1
43,070		TIAA-CREF Emerging Markets Equity Fund		484,108	4.2
83,213		TIAA-CREF International Equity Fund		1,164,153	10.0
43,900		TIAA-CREF International Opportunities Fund		820,484	7.1
47,310		TIAA-CREF Quant International Small-Cap Equity Fund		559,679	4.8
		TOTAL INTERNATIONAL EQUITY		3,850,470	33.2
U.S. EQUITY—61.3%
18,890		Nuveen Dividend Growth Fund		1,014,203	8.7
64,965		Nuveen Dividend Value Fund		1,026,439	8.9
45,510		Nuveen Growth Opportunities ETF		1,178,254	10.2
50,944		TIAA-CREF Growth & Income Fund		1,012,267	8.7
46,117		TIAA-CREF Large-Cap Growth Fund		1,209,198	10.4
45,803		TIAA-CREF Large-Cap Value Fund		1,027,360	8.9
13,101		TIAA-CREF Quant Small-Cap Equity Fund		293,585	2.5
19,309		TIAA-CREF Quant Small/Mid-Cap Equity Fund		342,549	3.0
		TOTAL U.S. EQUITY		7,103,855	61.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $10,818,481)	11,595,698	100.0

		TOTAL PORTFOLIO	(Cost $10,818,481)	11,595,698	100.0
		OTHER ASSETS & LIABILITIES, NET		(1,965)	(0.0)
		NET ASSETS		$11,593,733	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/21, the total value of this security amounted to $487,886 or 4.2% of net assets.

58	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	59

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  November 30, 2021

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$632,185,335	$1,197,110,442	$1,712,368,377	$3,784,797,933	$5,370,284,938	$5,790,755,655
Cash	749,140	533,310	2,033,445	3,612,914	7,424,466	7,076,510
Receivable from securities transactions	4,328,373	11,302,125	7,821,087	26,026,676	37,148,690	44,812,456
Receivable from Fund shares sold	54,476	66,503	239,213	383,253	724,932	1,383,698
Dividends receivable	563,652	1,091,609	1,471,790	3,088,642	3,849,064	3,471,786
Due from affiliates	86,952	140,387	193,415	423,104	613,962	726,361
Other	42,663	128,963	191,898	321,343	354,732	350,184
Total assets	638,010,591	1,210,373,339	1,724,319,225	3,818,653,865	5,420,400,784	5,848,576,650
LIABILITIES
Management fees payable	199,494	379,810	544,297	1,215,311	1,737,336	1,891,397
Service agreement fees payable	39,334	71,398	98,468	192,952	242,133	251,400
Distribution fees payable	32,635	7,402	11,099	25,630	36,621	38,845
Due to affiliates	7,721	7,790	8,796	12,565	15,285	15,951
Payable for securities transactions	1,199,384	1,562,367	3,214,761	7,230,150	13,082,600	15,208,380
Payable for Fund shares redeemed	3,780,500	6,300,601	6,759,957	20,916,688	29,733,462	31,196,609
Payable for trustee compensation	42,285	128,146	190,731	318,843	351,325	346,580
Accrued expenses and other payables	29,979	47,699	51,498	85,340	107,435	109,801
Total liabilities	5,331,332	8,505,213	10,879,607	29,997,479	45,306,197	49,058,963
NET ASSETS	$632,679,259	$1,201,868,126	$1,713,439,618	$3,788,656,386	$5,375,094,587	$5,799,517,687
NET ASSETS CONSIST OF:
Paid-in-capital	$527,613,180	$933,918,059	$1,402,451,894	$3,044,835,836	$4,249,434,102	$4,474,816,782
Total distributable earnings (loss)	105,066,079	267,950,067	310,987,724	743,820,550	1,125,660,485	1,324,700,905
NET ASSETS	$632,679,259	$1,201,868,126	$1,713,439,618	$3,788,656,386	$5,375,094,587	$5,799,517,687
INSTITUTIONAL CLASS:
Net assets	$280,433,980	$804,653,881	$1,158,680,722	$2,670,987,444	$3,941,099,395	$4,310,143,143
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,804,161	65,183,061	105,821,700	234,307,447	331,071,941	354,284,326
Net asset value per share	$12.86	$12.34	$10.95	$11.40	$11.90	$12.17
ADVISOR CLASS:
Net assets	$1,111,130	$181,495	$433,386	$390,902	$458,045	$610,198
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	86,396	14,677	39,640	34,318	38,511	50,173
Net asset value per share	$12.86	$12.37	$10.93	$11.39	$11.89	$12.16
PREMIER CLASS:
Net assets	$18,510,771	$57,095,383	$84,993,549	$198,955,619	$283,866,214	$299,067,093
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,440,060	4,641,076	7,804,897	17,515,689	23,982,275	24,738,021
Net asset value per share	$12.85	$12.30	$10.89	$11.36	$11.84	$12.09
RETIREMENT CLASS:
Net assets	$187,503,113	$339,937,367	$469,331,961	$918,322,421	$1,149,670,933	$1,189,697,253
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,616,733	22,725,883	33,587,296	61,471,663	72,754,150	71,906,962
Net asset value per share	$12.83	$14.96	$13.97	$14.94	$15.80	$16.54
RETAIL CLASS:
Net assets	$145,120,265	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,300,992	—	—	—	—	—
Net asset value per share	$12.84	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$552,968,861	$1,015,554,017	$1,512,611,691	$3,305,997,508	$4,635,430,903	$4,917,374,454

60	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	61

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ November 30, 2021

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund	Lifecycle 2065 Fund
ASSETS
Affiliated investments, at value‡	$5,961,840,227	$7,090,802,069	$4,690,001,730	$3,452,333,049	$1,495,605,812	$454,446,166	$11,595,698
Cash	6,058,165	6,803,535	4,748,926	3,112,808	1,400,676	725,443	489,687
Receivable from securities transactions	54,396,526	58,847,751	37,633,612	26,379,020	9,679,798	1,812,354	550,801
Receivable from Fund shares sold	1,268,635	2,277,902	1,712,890	1,058,366	633,741	326,724	1,919
Dividends receivable	2,877,606	2,317,859	738,246	326,915	105,441	21,575	271
Due from affiliates	813,240	1,023,126	727,526	566,568	254,171	90,191	11,179
Other	353,960	444,712	197,548	128,262	39,049	7,264	51
Total assets	6,027,608,359	7,162,516,954	4,735,760,478	3,483,904,988	1,507,718,688	457,429,717	12,649,606
LIABILITIES
Management fees payable	1,969,932	2,351,857	1,557,519	1,146,225	494,893	149,047	3,173
Service agreement fees payable	230,969	276,203	154,274	109,478	47,746	13,839	270
Distribution fees payable	42,085	49,397	34,825	24,716	11,586	2,801	98
Due to affiliates	16,287	18,276	13,831	11,584	8,089	6,250	5,536
Payable for securities transactions	18,027,225	24,568,349	17,851,103	15,258,653	6,494,252	2,095,681	1,028,246
Payable for Fund shares redeemed	35,562,833	31,855,397	16,830,983	8,068,652	2,463,799	298,661	841
Payable for trustee compensation	350,264	440,328	194,738	126,220	38,189	7,039	46
Accrued expenses and other payables	110,730	123,142	76,936	59,201	60,416	17,527	17,663
Total liabilities	56,310,325	59,682,949	36,714,209	24,804,729	9,618,970	2,590,845	1,055,873
NET ASSETS	$5,971,298,034	$7,102,834,005	$4,699,046,269	$3,459,100,259	$1,498,099,718	$454,838,872	$11,593,733
NET ASSETS CONSIST OF:
Paid-in-capital	$4,462,602,603	$5,136,981,615	$3,272,322,894	$2,446,506,985	$1,114,771,203	$366,200,908	$10,390,272
Total distributable earnings (loss)	1,508,695,431	1,965,852,390	1,426,723,375	1,012,593,274	383,328,515	88,637,964	1,203,461
NET ASSETS	$5,971,298,034	$7,102,834,005	$4,699,046,269	$3,459,100,259	$1,498,099,718	$454,838,872	$11,593,733
INSTITUTIONAL CLASS:
Net assets	$4,558,754,349	$5,424,631,107	$3,708,393,766	$2,756,485,885	$1,184,363,692	$367,557,544	$8,906,243
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	363,890,008	427,655,887	235,086,540	171,920,819	63,611,847	23,613,257	705,974
Net asset value per share	$12.53	$12.68	$15.77	$16.03	$18.62	$15.57	$12.62
ADVISOR CLASS:
Net assets	$485,408	$278,280	$180,492	$311,642	$170,487	$244,628	$630,097
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	38,816	21,972	11,445	19,450	9,161	15,735	50,000
Net asset value per share	$12.51	$12.67	$15.77	$16.02	$18.61	$15.55	$12.60
PREMIER CLASS:
Net assets	$323,839,419	$379,719,699	$266,287,508	$189,453,128	$89,557,298	$21,819,468	$764,312
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,960,445	30,063,837	16,979,324	11,875,732	4,833,392	1,406,061	60,755
Net asset value per share	$12.47	$12.63	$15.68	$15.95	$18.53	$15.52	$12.58
RETIREMENT CLASS:
Net assets	$1,088,218,858	$1,298,204,919	$724,184,503	$512,849,604	$224,008,241	$65,217,232	$1,293,081
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	62,306,251	71,147,874	46,388,449	32,328,967	12,107,126	4,212,329	102,456
Net asset value per share	$17.47	$18.25	$15.61	$15.86	$18.50	$15.48	$12.62
‡ Affiliated investments, cost	$4,960,346,293	$5,778,206,157	$3,704,501,794	$2,741,713,569	$1,223,205,455	$388,627,514	$10,818,481

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Statement of operations (unaudited)

TIAA-CREF Funds  ■  For the period or year ended November 30, 2021

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$6,778,077	$13,475,374	$18,369,331	$37,563,754	$47,682,609	$45,592,902
Total income	6,778,077	13,475,374	18,369,331	37,563,754	47,682,609	45,592,902

EXPENSES
Management fees	1,189,553	2,364,386	3,407,895	7,498,327	10,563,522	11,423,574
Shareholder servicing – Institutional Class	454	479	598	1,173	1,591	1,650
Shareholder servicing – Advisor Class	356	62	231	96	159	153
Shareholder servicing – Premier Class	45	48	53	87	104	112
Shareholder servicing – Retirement Class	244,640	447,968	616,132	1,213,172	1,502,949	1,553,374
Shareholder servicing – Retail Class	19,281	—	—	—	—	—
Distribution fees – Premier Class	14,751	54,117	80,961	179,907	246,968	262,907
Distribution fees – Retail Class	184,025	—	—	—	—	—
Registration fees	37,815	32,710	32,642	35,237	35,173	36,352
Administrative service fees	26,174	26,118	29,382	41,832	51,273	53,757
Professional fees	15,852	23,578	11,194	13,916	15,918	16,540
Shareholder reports	9,686	14,585	14,922	22,545	30,315	33,614
Custody and accounting fees	5,257	5,255	5,255	5,255	5,255	5,249
Trustee fees and expenses	2,589	5,085	7,334	16,030	22,538	24,296
Other expenses	64,116	114,267	152,478	316,038	422,244	434,559
Total expenses	1,814,594	3,088,658	4,359,077	9,343,615	12,898,009	13,846,137
Less: Expenses reimbursed by the investment adviser	(145,416)	(123,171)	(115,609)	(155,789)	(186,211)	(198,522)
Fee waiver by investment adviser and Nuveen Securities	(389,687)	(774,549)	(1,124,682)	(2,498,251)	(3,544,925)	(3,950,306)
Net expenses	1,279,491	2,190,938	3,118,786	6,689,575	9,166,873	9,697,309
Net investment income (loss)	5,498,586	11,284,436	15,250,545	30,874,179	38,515,736	35,895,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	10,060,130	32,678,016	45,959,433	102,581,147	152,139,222	178,748,154
Net realized gain (loss) from investments	10,060,130	32,678,016	45,959,433	102,581,147	152,139,222	178,748,154
Net change in unrealized appreciation (depreciation) from affiliated investments	(8,659,739)	(28,896,284)	(38,058,252)	(84,447,986)	(122,651,540)	(141,896,366)
Net realized and unrealized gain (loss) from investments	1,400,391	3,781,732	7,901,181	18,133,161	29,487,682	36,851,788
Net increase (decrease) in net assets from operations	$6,898,977	$15,066,168	$23,151,726	$49,007,340	$68,003,418	$72,747,381

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Statement of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period or year ended November 30, 2021

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund	Lifecycle 2065 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$41,223,481	$43,432,212	$25,159,256	$17,658,994	$7,415,432	$2,146,374	$39,185
Total income	41,223,481	43,432,212	25,159,256	17,658,994	7,415,432	2,146,374	39,185

EXPENSES
Management fees	11,867,997	14,086,427	9,230,491	6,758,212	2,887,338	841,298	15,284
Shareholder servicing – Institutional Class	1,727	2,007	1,600	1,383	1,395	694	126
Shareholder servicing – Advisor Class	207	114	26	121	27	80	24
Shareholder servicing – Premier Class	117	127	99	77	58	43	29
Shareholder servicing – Retirement Class	1,427,710	1,709,591	957,031	677,626	295,686	82,457	1,291
Distribution fees – Premier Class	284,609	319,342	225,563	153,975	71,060	15,701	571
Registration fees	33,476	34,560	32,910	32,071	31,503	30,233	35,669
Administrative service fees	54,967	61,705	46,929	39,392	27,535	21,281	18,724
Professional fees	16,805	18,345	15,240	13,580	10,989	9,556	7,008
Shareholder reports	35,063	42,017	33,417	30,820	21,892	15,499	6,582
Custody and accounting fees	5,245	5,247	5,247	5,247	5,249	5,219	5,228
Trustee fees and expenses	25,112	29,781	19,574	14,348	6,138	1,813	31
Other expenses	426,988	472,078	294,208	215,507	98,976	37,751	10,411
Total expenses	14,180,023	16,781,341	10,862,335	7,942,359	3,457,846	1,061,625	100,978
Less: Expenses reimbursed by the investment adviser	(199,605)	(223,247)	(181,282)	(161,780)	(123,364)	(98,849)	(83,408)
Fee waiver by investment adviser and Nuveen Securities	(4,407,640)	(5,558,426)	(3,697,932)	(2,878,494)	(1,225,689)	(365,500)	(6,722)
Net expenses	9,572,778	10,999,668	6,983,121	4,902,085	2,108,793	597,276	10,848
Net investment income (loss)	31,650,703	32,432,544	18,176,135	12,756,909	5,306,639	1,549,098	28,337

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	203,725,377	264,041,349	172,941,604	119,191,505	45,123,157	10,257,003	173,329
Net realized gain (loss) from investments	203,725,377	264,041,349	172,941,604	119,191,505	45,123,157	10,257,003	173,329
Net change in unrealized appreciation (depreciation) from affiliated investments	(159,727,496)	(205,368,523)	(131,365,000)	(88,886,012)	(32,849,670)	(7,335,952)	(240,688)
Net realized and unrealized gain (loss) from investments	43,997,881	58,672,826	41,576,604	30,305,493	12,273,487	2,921,051	(67,359)
Net increase (decrease) in net assets from operations	$75,648,584	$91,105,370	$59,752,739	$43,062,402	$17,580,126	$4,470,149	$(39,022)

66	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	67

Statement of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$5,498,586	$9,979,078	$11,284,436	$21,865,262	$15,250,545	$31,460,127
Net realized gain (loss) from investments		10,060,130	42,410,187	32,678,016	115,876,689	45,959,433	122,089,493
Net change in unrealized appreciation (depreciation) from affiliated investments		(8,659,739)	39,922,185	(28,896,284)	60,717,409	(38,058,252)	162,629,645
Net increase (decrease) in net assets from operations		6,898,977	92,311,450	15,066,168	198,459,360	23,151,726	316,179,265

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(2,216,310)	(13,292,127)	—	(63,091,692)	—	(70,995,502)
	Advisor Class	(6,776)	(19,563)	—	(13,352)	—	(14,828)
	Premier Class	(146,517)	(994,097)	—	(6,130,724)	—	(6,453,978)
	Retirement Class	(1,402,124)	(10,268,344)	—	(24,848,226)	—	(23,365,699)
	Retail	(1,035,449)	(7,195,960)	—	—	—	—
Total distributions		(4,807,176)	(31,770,091)	—	(94,083,994)	—	(100,830,007)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	52,847,491	43,900,793	33,986,106	169,967,222	26,675,549	128,945,911
	Advisor Class	540,190	238,116	15,337	4,195	175,000	35,000
	Premier Class	3,894,818	4,897,482	3,567,899	10,144,416	4,066,305	14,025,542
	Retirement Class	3,301,542	22,640,293	8,123,508	31,070,718	12,008,116	20,342,406
	Retail	5,799,580	12,729,295	—	—	—	—
Reinvestments of distributions:	Institutional Class	2,201,310	13,191,569	—	63,079,864	—	70,875,182
	Advisor Class	5,816	13,004	—	3,790	—	7,916
	Premier Class	146,354	993,063	—	6,130,724	—	6,453,978
	Retirement Class	1,402,124	10,268,346	—	24,848,226	—	23,365,699
	Retail	1,003,402	6,988,443	—	—	—	—
Redemptions:	Institutional Class	(20,114,916)	(55,656,684)	(76,034,534)	(180,930,067)	(101,302,093)	(207,223,499)
	Advisor Class	(30,168)	(8,337)	—	(338)	—	—
	Premier Class	(4,775,605)	(6,074,799)	(25,382,927)	(17,791,112)	(36,897,970)	(24,739,297)
	Retirement Class	(18,367,977)	(31,796,413)	(40,432,694)	(75,481,816)	(49,337,749)	(100,996,727)
	Retail	(6,277,221)	(12,425,992)	—	—	—	—
Net increase (decrease) from shareholder transactions		21,576,740	9,898,179	(96,157,305)	31,045,822	(144,612,842)	(68,907,889)
Net increase (decrease) in net assets		23,668,541	70,439,538	(81,091,137)	135,421,188	(121,461,116)	146,441,369

NET ASSETS
Beginning of period		609,010,718	538,571,180	1,282,959,263	1,147,538,076	1,834,900,734	1,688,459,365
End of period		$632,679,259	$609,010,718	$1,201,868,126	$1,282,959,264	$1,713,439,618	$1,834,900,734

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,068,650	3,559,443	2,748,214	14,418,958	2,431,136	12,603,762
	Advisor Class	41,722	19,210	1,232	364	16,038	3,597
	Premier Class	300,564	397,719	289,116	857,964	371,281	1,361,143
	Retirement Class	255,524	1,842,517	541,120	2,174,784	855,297	1,540,135
	Retail	448,013	1,030,119	—	—	—	—
Shares reinvested:	Institutional Class	171,129	1,078,515	—	5,409,937	—	6,901,186
	Advisor Class	450	1,061	—	324	—	771
	Premier Class	11,380	81,178	—	527,147	—	630,887
	Retirement Class	109,304	840,635	—	1,754,818	—	1,778,211
	Retail	78,114	571,584	—	—	—	—
Shares redeemed:	Institutional Class	(1,554,578)	(4,527,666)	(6,152,954)	(15,215,826)	(9,207,074)	(20,100,659)
	Advisor Class	(2,304)	(655)	—	(29)	—	—
	Premier Class	(368,547)	(494,181)	(2,046,296)	(1,484,308)	(3,354,958)	(2,382,966)
	Retirement Class	(1,424,421)	(2,590,037)	(2,698,143)	(5,258,927)	(3,511,483)	(7,693,734)
	Retail	(485,626)	(1,008,412)	—	—	—	—
Net increase (decrease) from shareholder transactions		1,649,374	801,030	(7,317,711)	3,185,206	(12,399,763)	(5,357,667)

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Statement of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$30,874,179	$67,317,017	$38,515,736	$85,718,140	$35,895,593	$85,850,166
Net realized gain (loss) from investments		102,581,147	290,435,751	152,139,222	408,597,677	178,748,154	456,745,539
Net change in unrealized appreciation (depreciation) from affiliated investments		(84,447,986)	383,314,339	(122,651,540)	615,869,733	(141,896,366)	757,057,969
Net increase (decrease) in net assets from operations		49,007,340	741,067,107	68,003,418	1,110,185,550	72,747,381	1,299,653,674

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(169,542,639)	—	(228,400,100)	—	(253,904,486)
	Advisor Class	—	(7,787)	—	(9,950)	—	(31,365)
	Premier Class	—	(15,870,159)	—	(19,632,772)	—	(22,524,246)
	Retirement Class	—	(48,465,010)	—	(55,917,737)	—	(58,159,418)
Total distributions		—	(233,885,595)	—	(303,960,559)	—	(334,619,515)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	95,083,011	273,046,939	142,780,617	400,871,182	184,607,367	423,447,803
	Advisor Class	304	944,061	4,581	383,323	86,013	140,974
	Premier Class	14,100,709	17,377,062	23,804,672	32,920,235	26,264,716	39,187,488
	Retirement Class	20,893,241	45,567,956	34,304,517	71,398,285	35,887,599	81,716,107
Reinvestments of distributions:	Institutional Class	—	169,095,637	—	227,226,911	—	253,167,318
	Advisor Class	—	262	—	2,302	—	23,125
	Premier Class	—	15,867,142	—	19,632,772	—	22,524,246
	Retirement Class	—	48,462,386	—	55,916,502	—	58,158,131
Redemptions:	Institutional Class	(170,600,532)	(435,250,022)	(160,345,925)	(413,178,900)	(143,526,036)	(373,856,722)
	Advisor Class	(345,577)	(628,688)	(105,460)	(5,318)	—	(38,856)
	Premier Class	(71,661,889)	(63,109,751)	(81,617,652)	(61,742,663)	(102,411,140)	(64,887,458)
	Retirement Class	(107,773,998)	(190,216,613)	(116,301,739)	(217,012,692)	(115,522,623)	(183,071,813)
Net increase (decrease) from shareholder transactions		(220,304,731)	(118,843,629)	(157,476,389)	116,411,939	(114,614,104)	256,510,343
Net increase (decrease) in net assets		(171,297,391)	388,337,883	(89,472,971)	922,636,930	(41,866,723)	1,221,544,502

NET ASSETS
Beginning of period		3,959,953,777	3,571,615,894	5,464,567,558	4,541,930,627	5,841,384,410	4,619,839,909
End of period		$3,788,656,386	$3,959,953,777	$5,375,094,587	$5,464,567,557	$5,799,517,687	$5,841,384,411

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,314,626	25,649,378	11,934,248	36,496,743	15,060,082	37,991,391
	Advisor Class	25	87,067	376	34,023	6,898	12,974
	Premier Class	1,236,876	1,630,836	1,996,837	2,986,571	2,156,908	3,506,632
	Retirement Class	1,386,914	3,260,988	2,152,130	4,896,842	2,153,332	5,399,842
Shares reinvested:	Institutional Class	—	15,892,447	—	20,656,992	—	22,766,845
	Advisor Class	—	25	—	210	—	2,080
	Premier Class	—	1,495,489	—	1,792,947	—	2,036,550
	Retirement Class	—	3,469,033	—	3,822,044	—	3,836,288
Shares redeemed:	Institutional Class	(14,909,772)	(40,645,402)	(13,406,086)	(37,691,035)	(11,732,256)	(33,867,496)
	Advisor Class	(30,255)	(58,111)	(8,891)	(471)	—	(3,453)
	Premier Class	(6,243,542)	(5,879,748)	(6,800,113)	(5,586,772)	(8,361,542)	(5,780,028)
	Retirement Class	(7,167,770)	(13,584,155)	(7,301,828)	(14,830,291)	(6,922,845)	(12,064,916)
Net increase (decrease) from shareholder transactions		(17,412,898)	(8,682,153)	(11,433,327)	12,577,803	(7,639,423)	23,836,709

70	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	71

Statement of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)		$31,650,703	$84,808,429	$32,432,544	$94,311,326	$18,176,135	$55,636,861
Net realized gain (loss) from investments		203,725,377	516,134,180	264,041,349	674,545,233	172,941,604	456,446,338
Net change in unrealized appreciation (depreciation) from affiliated investments		(159,727,496)	874,364,600	(205,368,523)	1,149,563,307	(131,365,000)	802,570,683
Net increase (decrease) in net assets from operations		75,648,584	1,475,307,209	91,105,370	1,918,419,866	59,752,739	1,314,653,882

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(286,156,220)	—	(371,346,365)	—	(219,792,380)
	Advisor Class	—	(30,802)	—	(20,305)	—	(13,606)
	Premier Class	—	(25,272,007)	—	(31,398,502)	—	(19,260,742)
	Retirement Class	—	(55,861,878)	—	(71,910,536)	—	(51,651,316)
Total distributions		—	(367,320,907)	—	(474,675,708)	—	(290,718,044)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	178,303,117	400,726,391	178,551,479	393,505,873	176,566,750	358,204,753
	Advisor Class	7,340	7,000	4,745	44,310	27,086	—
	Premier Class	27,427,463	33,730,604	27,806,021	30,467,712	26,735,189	28,909,155
	Retirement Class	29,191,546	64,509,776	23,463,501	61,605,749	23,857,366	54,990,544
Reinvestments of distributions:	Institutional Class	—	285,384,360	—	370,539,877	—	219,189,825
	Advisor Class	—	21,817	—	10,334	—	3,319
	Premier Class	—	25,272,007	—	31,398,502	—	19,260,742
	Retirement Class	—	55,849,449	—	71,892,450	—	51,644,106
Redemptions:	Institutional Class	(144,026,538)	(378,123,271)	(132,489,511)	(412,209,014)	(70,383,897)	(230,254,889)
	Advisor Class	—	(4,341)	(35,563)	(9,362)	(6)	(47,195)
	Premier Class	(105,926,656)	(62,116,062)	(96,700,028)	(85,769,384)	(74,625,605)	(44,242,600)
	Retirement Class	(112,052,509)	(183,116,951)	(133,877,150)	(225,239,956)	(89,433,223)	(132,607,623)
Net increase (decrease) from shareholder transactions		(127,076,237)	242,140,779	(133,276,506)	236,237,091	(7,256,340)	325,050,137
Net increase (decrease) in net assets		(51,427,653)	1,350,127,081	(42,171,136)	1,679,981,249	52,496,399	1,348,985,975

NET ASSETS
Beginning of period		6,022,725,687	4,672,598,606	7,145,005,141	5,465,023,893	4,646,549,870	3,297,563,895
End of period		$5,971,298,034	$6,022,725,687	$7,102,834,005	$7,145,005,142	$4,699,046,269	$4,646,549,870

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,108,969	35,285,927	13,938,662	34,643,712	11,066,392	25,783,485
	Advisor Class	576	607	366	3,861	1,649	—
	Premier Class	2,181,151	2,950,557	2,181,856	2,660,627	1,684,532	2,062,781
	Retirement Class	1,654,263	4,074,502	1,267,677	3,796,695	1,509,131	3,962,329
Shares reinvested:	Institutional Class	—	25,188,381	—	32,675,474	—	15,723,804
	Advisor Class	—	1,927	—	912	—	238
	Premier Class	—	2,236,461	—	2,778,628	—	1,388,662
	Retirement Class	—	3,528,076	—	4,397,092	—	3,736,911
Shares redeemed:	Institutional Class	(11,432,661)	(33,775,898)	(10,391,441)	(36,762,028)	(4,431,190)	(16,750,949)
	Advisor Class	—	(383)	(2,738)	(827)	—	(3,399)
	Premier Class	(8,351,252)	(5,429,866)	(7,534,592)	(7,456,320)	(4,666,460)	(3,155,713)
	Retirement Class	(6,352,769)	(11,583,502)	(7,259,907)	(13,764,325)	(5,666,208)	(9,460,984)
Net increase (decrease) from shareholder transactions		(8,191,723)	22,476,789	(7,800,117)	22,973,501	(502,154)	23,287,165

72	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	73

Statement of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)		$12,756,909	$39,461,321	$5,306,639	$15,890,035	$1,549,098	$3,933,864
Net realized gain (loss) from investments		119,191,505	302,167,739	45,123,157	103,131,321	10,257,003	21,466,861
Net change in unrealized appreciation (depreciation) from affiliated investments		(88,886,012)	613,929,377	(32,849,670)	273,582,516	(7,335,952)	73,268,079
Net increase (decrease) in net assets from operations		43,062,402	955,558,437	17,580,126	392,603,872	4,470,149	98,668,804

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(148,512,585)	—	(49,583,491)	—	(10,426,088)
	Advisor Class	—	(9,660)	—	(8,250)	—	(6,520)
	Premier Class	—	(11,719,937)	—	(4,268,491)	—	(684,320)
	Retirement Class	—	(32,907,302)	—	(11,625,296)	—	(2,264,142)
Total distributions		—	(193,149,484)	—	(65,485,528)	—	(13,381,070)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	138,458,082	293,468,235	95,978,721	193,224,719	56,867,679	98,630,215
	Advisor Class	6,100	235,170	7,004	—	7,500	78,019
	Premier Class	21,857,357	23,008,007	11,856,895	14,998,337	5,361,637	5,891,351
	Retirement Class	20,161,162	48,985,065	12,612,291	27,529,742	8,160,191	17,187,660
Reinvestments of distributions:	Institutional Class	—	148,342,907	—	49,456,094	—	10,404,168
	Advisor Class	—	—	—	62	—	197
	Premier Class	—	11,717,967	—	4,267,574	—	678,121
	Retirement Class	—	32,907,260	—	11,622,900	—	2,263,534
Redemptions:	Institutional Class	(41,418,824)	(126,856,018)	(16,889,030)	(48,460,548)	(6,683,310)	(16,914,706)
	Advisor Class	(95,415)	(16,000)	(1)	—	(6,638)	(98)
	Premier Class	(41,160,973)	(30,167,278)	(17,064,103)	(10,645,488)	(2,548,829)	(3,042,802)
	Retirement Class	(64,134,774)	(89,070,051)	(29,285,291)	(42,766,910)	(7,566,784)	(9,098,680)
Net increase (decrease) from shareholder transactions		33,672,715	312,555,264	57,216,486	199,226,482	53,591,446	106,076,979
Net increase (decrease) in net assets		76,735,117	1,074,964,217	74,796,612	526,344,826	58,061,595	191,364,713

NET ASSETS
Beginning of period		3,382,365,142	2,307,400,925	1,423,303,106	896,958,280	396,777,277	205,412,564
End of period		$3,459,100,259	$3,382,365,142	$1,498,099,718	$1,423,303,106	$454,838,872	$396,777,277

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,530,073	20,942,238	5,092,944	11,972,711	3,608,959	7,240,931
	Advisor Class	379	16,210	360	—	479	5,354
	Premier Class	1,354,196	1,626,882	632,039	925,109	341,968	438,803
	Retirement Class	1,253,135	3,508,863	674,777	1,700,785	520,748	1,264,795
Shares reinvested:	Institutional Class	—	10,505,871	—	3,019,298	—	761,095
	Advisor Class	—	—	—	4	—	14
	Premier Class	—	832,833	—	261,494	—	49,716
	Retirement Class	—	2,348,841	—	712,624	—	166,070
Shares redeemed:	Institutional Class	(2,558,125)	(9,127,666)	(899,337)	(2,999,911)	(424,138)	(1,293,940)
	Advisor Class	(5,886)	(1,059)	—	—	(416)	(7)
	Premier Class	(2,532,230)	(2,133,139)	(903,732)	(646,619)	(161,863)	(219,819)
	Retirement Class	(3,996,438)	(6,329,649)	(1,564,208)	(2,618,595)	(483,302)	(677,230)
Net increase (decrease) from shareholder transactions		2,045,104	22,190,225	3,032,843	12,326,900	3,402,435	7,735,782

74	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	75

Statement of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2065 Fund
		November 30, 2021	May 31, 2021 §
		(unaudited)

OPERATIONS
Net investment income (loss)		$28,337	$68,119
Net realized gain (loss) from investments		173,329	301,764
Net change in unrealized appreciation (depreciation) from affiliated investments		(240,688)	1,017,905
Net increase (decrease) in net assets from operations		(39,022)	1,387,788

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(101,770)
	Advisor Class	—	(14,285)
	Premier Class	—	(14,286)
	Retirement Class	—	(14,151)
Total distributions		—	(144,492)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	4,381,855	3,988,378
	Advisor Class	—	500,000
	Premier Class	30,468	598,791
	Retirement Class	607,076	678,273
Reinvestments of distributions:	Institutional Class	—	461
	Advisor Class	—	—
	Premier Class	—	—
	Retirement Class	—	—
Redemptions:	Institutional Class	(233,094)	(41,150)
	Advisor Class	—	—
	Premier Class	(227)	(14)
	Retirement Class	(121,318)	(40)
Net increase (decrease) from shareholder transactions		4,664,760	5,724,699
Net increase (decrease) in net assets		4,625,738	6,967,995

NET ASSETS
Beginning of period		6,967,995	—
End of period		$11,593,733	$6,967,995

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	337,020	390,564
	Advisor Class	—	50,000
	Premier Class	2,371	58,403
	Retirement Class	47,261	64,587
Shares reinvested:	Institutional Class	—	42
	Advisor Class	—	—
	Premier Class	—	—
	Retirement Class	—	—
Shares redeemed:	Institutional Class	(18,192)	(3,460)
	Advisor Class	—	—
	Premier Class	(18)	(1)
	Retirement Class	(9,388)	(4)
Net increase (decrease) from shareholder transactions		359,054	560,131
§	For the period September 30, 2020 to May 31, 2021.

76	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	11/30/21	#	$ 12.81	$ 0.12		$ 0.04	$ 0.16	$ (0.11)	$ —	$ (0.11)	$ 12.86	1.23%[b]		$ 280,434		0.43%[c,g]		0.27%[c,g]		1.87%[c]		13%[b]
	5/31/21		11.52	0.23		1.76	1.99	(0.31)	(0.39)	(0.70)	12.81	17.67		244,923		0.43	[g]	0.29	[g]	1.87		41
	5/31/20		11.29	0.33		0.36	0.69	(0.29)	(0.17)	(0.46)	11.52	6.14		219,016		0.48	[g]	0.33	[g]	2.84		30
	5/31/19		11.68	0.29		(0.04)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.48		192,832		0.38	[f]	0.22	[f]	2.52		25
	5/31/18		11.40	0.26		0.43	0.69	(0.31)	(0.10)	(0.41)	11.68	6.02		202,413		0.15	[e]	0.00	[e]	2.24		18
	5/31/17		10.87	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.40	9.09		179,048		0.16	[e]	0.00	[e]	2.14		21
Advisor Class:	11/30/21	#	12.81	0.12		0.03	0.15	(0.10)	—	(0.10)	12.86	1.19	[b]	1,111		0.51	[c,g]	0.35	[c,g]	1.78	[c]	13	[b]
	5/31/21		11.52	0.20		1.78	1.98	(0.30)	(0.39)	(0.69)	12.81	17.57		596		0.52	[g]	0.38	[g]	1.63		41
	5/31/20		11.29	0.32		0.36	0.68	(0.28)	(0.17)	(0.45)	11.52	6.04		310		0.57	[g]	0.42	[g]	2.74		30
	5/31/19		11.68	0.30		(0.05)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.43		296		0.47	[f]	0.31	[f]	2.68		25
	5/31/18		11.41	0.25		0.43	0.68	(0.31)	(0.10)	(0.41)	11.68	5.91		216		0.18	[e]	0.03	[e]	2.14		18
	5/31/17		10.88	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.41	9.07		107		0.17	[e]	0.02	[e]	2.14		21
Premier Class:	11/30/21	#	12.80	0.11		0.04	0.15	(0.10)	—	(0.10)	12.85	1.15	[b]	18,511		0.58	[c,g]	0.42	[c,g]	1.70	[c]	13	[b]
	5/31/21		11.51	0.21		1.76	1.97	(0.29)	(0.39)	(0.68)	12.80	17.51		19,161		0.58	[g]	0.44	[g]	1.71		41
	5/31/20		11.28	0.31		0.36	0.67	(0.27)	(0.17)	(0.44)	11.51	5.97		17,410		0.63	[g]	0.48	[g]	2.69		30
	5/31/19		11.67	0.27		(0.03)	0.24	(0.31)	(0.32)	(0.63)	11.28	2.33		28,947		0.53	[f]	0.37	[f]	2.40		25
	5/31/18		11.40	0.25		0.42	0.67	(0.30)	(0.10)	(0.40)	11.67	5.77		36,733		0.30	[e]	0.15	[e]	2.11		18
	5/31/17		10.87	0.22		0.73	0.95	(0.26)	(0.16)	(0.42)	11.40	8.93		37,047		0.31	[e]	0.15	[e]	2.01		21
Retirement Class:	11/30/21	#	12.78	0.11		0.03	0.14	(0.09)	—	(0.09)	12.83	1.11	[b]	187,503		0.68	[c,g]	0.50	[c,g]	1.63	[c]	13	[b]
	5/31/21		11.49	0.20		1.76	1.96	(0.28)	(0.39)	(0.67)	12.78	17.43		200,300		0.68	[g]	0.54	[g]	1.61		41
	5/31/20		11.26	0.30		0.36	0.66	(0.26)	(0.17)	(0.43)	11.49	5.88		179,106		0.73	[g]	0.58	[g]	2.59		30
	5/31/19		11.65	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.26	2.23		179,625		0.63	[f]	0.48	[f]	2.27		25
	5/31/18		11.38	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.65	5.68		192,819		0.40	[e]	0.25	[e]	2.00		18
	5/31/17		10.85	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.38	8.84		174,950		0.41	[e]	0.25	[e]	1.89		21
Retail Class:	11/30/21	#	12.79	0.10		0.04	0.14	(0.09)	—	(0.09)	12.84	1.11	[b]	145,120		0.70	[c,g]	0.52	[c,g]	1.62	[c]	13	[b]
	5/31/21		11.51	0.20		1.75	1.95	(0.28)	(0.39)	(0.67)	12.79	17.31		144,030		0.71	[g]	0.54	[g]	1.62		41
	5/31/20		11.27	0.30		0.37	0.67	(0.26)	(0.17)	(0.43)	11.51	5.97		122,730		0.75	[g]	0.58	[g]	2.58		30
	5/31/19		11.66	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.27	2.14		117,869		0.66	[f]	0.48	[f]	2.28		25
	5/31/18		11.39	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.66	5.76		115,783		0.43	[e]	0.25	[e]	2.00		18
	5/31/17		10.86	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.39	8.82		104,158		0.44	[e]	0.25	[e]	1.90		21

78	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2010 FUND
Institutional Class:	11/30/21	#	$ 12.20	$ 0.12		$ 0.02	$ 0.14	$ —	$ —	$ —	$ 12.34	1.15%[b]		$ 804,654		0.41%[c,g]		0.27%[c,g]		1.87%[c]		10%[b]
	5/31/21		11.27	0.22		1.73	1.95	(0.34)	(0.68)	(1.02)	12.20	17.75		836,684		0.42	[g]	0.29	[g]	1.84		38
	5/31/20		11.14	0.32		0.38	0.70	(0.30)	(0.27)	(0.57)	11.27	6.29		720,990		0.46	[g]	0.33	[g]	2.85		28
	5/31/19		11.65	0.28		(0.06)	0.22	(0.35)	(0.38)	(0.73)	11.14	2.26		675,843		0.35	[f]	0.23	[f]	2.50		22
	5/31/18		11.48	0.26		0.47	0.73	(0.33)	(0.23)	(0.56)	11.65	6.45		698,687		0.12	[e]	0.00	[e]	2.23		21
	5/31/17		10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.59		639,496		0.12	[e]	0.00	[e]	2.11		26
Advisor Class:	11/30/21	#	12.22	0.11		0.04	0.15	—	—	—	12.37	1.23	[b]	181		0.48	[c,g]	0.34	[c,g]	1.79	[c]	10	[b]
	5/31/21		11.30	0.22		1.71	1.93	(0.33)	(0.68)	(1.01)	12.22	17.57		164		0.49	[g]	0.36	[g]	1.81		38
	5/31/20		11.15	0.19		0.53	0.72	(0.30)	(0.27)	(0.57)	11.30	6.45		144		0.56	[g]	0.37	[g]	1.67		28
	5/31/19		11.66	0.27		(0.06)	0.21	(0.34)	(0.38)	(0.72)	11.15	2.33		131		0.39	[f]	0.27	[f]	2.39		22
	5/31/18		11.48	0.26		0.48	0.74	(0.33)	(0.23)	(0.56)	11.66	6.44		117		0.13	[e]	0.01	[e]	2.24		21
	5/31/17		10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.57		108		0.14	[e]	0.02	[e]	2.13		26
Premier Class:	11/30/21	#	12.17	0.11		0.02	0.13	—	—	—	12.30	1.07	[b]	57,095		0.56	[c,g]	0.42	[c,g]	1.73	[c]	10	[b]
	5/31/21		11.24	0.20		1.73	1.93	(0.32)	(0.68)	(1.00)	12.17	17.62		77,845		0.57	[g]	0.44	[g]	1.70		38
	5/31/20		11.11	0.31		0.37	0.68	(0.28)	(0.27)	(0.55)	11.24	6.10		73,048		0.61	[g]	0.48	[g]	2.68		28
	5/31/19		11.62	0.27		(0.07)	0.20	(0.33)	(0.38)	(0.71)	11.11	2.10		112,673		0.50	[f]	0.37	[f]	2.39		22
	5/31/18		11.45	0.24		0.47	0.71	(0.31)	(0.23)	(0.54)	11.62	6.31		147,851		0.27	[e]	0.15	[e]	2.09		21
	5/31/17		10.90	0.22		0.78	1.00	(0.27)	(0.18)	(0.45)	11.45	9.45		150,928		0.27	[e]	0.15	[e]	2.00		26
Retirement Class:	11/30/21	#	14.80	0.12		0.04	0.16	—	—	—	14.96	1.08	[b]	339,937		0.66	[c,g]	0.52	[c,g]	1.62	[c]	10	[b]
	5/31/21		13.48	0.23		2.07	2.30	(0.30)	(0.68)	(0.98)	14.80	17.45		368,266		0.67	[g]	0.54	[g]	1.62		38
	5/31/20		13.22	0.35		0.45	0.80	(0.27)	(0.27)	(0.54)	13.48	6.02		353,355		0.71	[g]	0.58	[g]	2.58		28
	5/31/19		13.68	0.30		(0.07)	0.23	(0.31)	(0.38)	(0.69)	13.22	2.01		374,999		0.60	[f]	0.48	[f]	2.26		22
	5/31/18		13.39	0.27		0.55	0.82	(0.30)	(0.23)	(0.53)	13.68	6.16		409,891		0.37	[e]	0.25	[e]	1.97		21
	5/31/17		12.66	0.25		0.91	1.16	(0.25)	(0.18)	(0.43)	13.39	9.42		434,448		0.37	[e]	0.25	[e]	1.90		26

80	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2015 FUND
Institutional Class:	11/30/21	#	$ 10.81	$ 0.10		$ 0.04	$ 0.14	$ —	$ —	$ —	$ 10.95	1.30%[b]		$ 1,158,681		0.40%[c,g]		0.27%[c,g]		1.76%[c]		10%[b]
	5/31/21		9.62	0.19		1.66	1.85	(0.30)	(0.36)	(0.66)	10.81	19.56		1,217,691		0.42	[g]	0.29	[g]	1.83		36
	5/31/20		9.45	0.27		0.34	0.61	(0.26)	(0.18)	(0.44)	9.62	6.43		1,088,594		0.46	[g]	0.34	[g]	2.80		26
	5/31/19		10.05	0.24		(0.10)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.89		1,061,156		0.35	[f]	0.23	[f]	2.43		21
	5/31/18		9.97	0.22		0.48	0.70	(0.29)	(0.33)	(0.62)	10.05	7.09		1,070,488		0.12	[e]	0.00	[e]	2.18		19
	5/31/17		9.61	0.20		0.77	0.97	(0.26)	(0.35)	(0.61)	9.97	10.51		988,229		0.12	[e]	0.00	[e]	2.10		25
Advisor Class:	11/30/21	#	10.81	0.09		0.03	0.12	—	—	—	10.93	1.11	[b]	433		0.52	[c,g]	0.39	[c,g]	1.60	[c]	10	[b]
	5/31/21		9.61	0.18		1.67	1.85	(0.29)	(0.36)	(0.65)	10.81	19.60		255		0.52	[g]	0.39	[g]	1.75		36
	5/31/20		9.45	0.26		0.34	0.60	(0.26)	(0.18)	(0.44)	9.61	6.29		185		0.55	[g]	0.39	[g]	2.66		26
	5/31/19		10.05	0.23		(0.09)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.88		126		0.38	[f]	0.26	[f]	2.38		21
	5/31/18		9.96	0.22		0.49	0.71	(0.29)	(0.33)	(0.62)	10.05	7.16		107		0.13	[e]	0.02	[e]	2.19		19
	5/31/17		9.61	0.20		0.75	0.95	(0.25)	(0.35)	(0.60)	9.96	10.38		106		0.15	[e]	0.03	[e]	2.10		25
Premier Class:	11/30/21	#	10.76	0.09		0.04	0.13	—	—	—	10.89	1.21	[b]	84,994		0.55	[c,g]	0.42	[c,g]	1.61	[c]	10	[b]
	5/31/21		9.57	0.17		1.66	1.83	(0.28)	(0.36)	(0.64)	10.76	19.47		116,117		0.57	[g]	0.44	[g]	1.67		36
	5/31/20		9.41	0.25		0.33	0.58	(0.24)	(0.18)	(0.42)	9.57	6.14		107,025		0.61	[g]	0.49	[g]	2.61		26
	5/31/19		10.01	0.22		(0.09)	0.13	(0.29)	(0.44)	(0.73)	9.41	1.83		173,266		0.49	[f]	0.37	[f]	2.31		21
	5/31/18		9.92	0.21		0.49	0.70	(0.28)	(0.33)	(0.61)	10.01	6.96		235,104		0.27	[e]	0.15	[e]	2.04		19
	5/31/17		9.57	0.19		0.75	0.94	(0.24)	(0.35)	(0.59)	9.92	10.28		256,577		0.27	[e]	0.15	[e]	1.97		25
Retirement Class:	11/30/21	#	13.82	0.11		0.04	0.15	—	—	—	13.97	1.09	[b]	469,332		0.65	[c,g]	0.52	[c,g]	1.51	[c]	10	[b]
	5/31/21		12.13	0.21		2.11	2.32	(0.27)	(0.36)	(0.63)	13.82	19.34		500,838		0.67	[g]	0.54	[g]	1.60		36
	5/31/20		11.82	0.31		0.41	0.72	(0.23)	(0.18)	(0.41)	12.13	6.06		492,656		0.71	[g]	0.59	[g]	2.54		26
	5/31/19		12.37	0.26		(0.10)	0.16	(0.27)	(0.44)	(0.71)	11.82	1.74		548,992		0.60	[f]	0.48	[f]	2.19		21
	5/31/18		12.12	0.24		0.60	0.84	(0.26)	(0.33)	(0.59)	12.37	6.87		635,454		0.37	[e]	0.25	[e]	1.93		19
	5/31/17		11.56	0.22		0.92	1.14	(0.23)	(0.35)	(0.58)	12.12	10.18		683,089		0.37	[e]	0.25	[e]	1.86		25

82	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	83

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2020 FUND
Institutional Class:	11/30/21	#	$ 11.26	$ 0.09		$ 0.05	$ 0.14	$ —	$ —	$ —	$ 11.40	1.24%[b]		$ 2,670,987		0.40%[c,g]		0.27%[c,g]		1.63%[c]		11%[b]
	5/31/21		9.89	0.20		1.90	2.10	(0.32)	(0.41)	(0.73)	11.26	21.61		2,712,681		0.42	[g]	0.29	[g]	1.82		38
	5/31/20		9.73	0.27		0.37	0.64	(0.25)	(0.23)	(0.48)	9.89	6.43		2,374,405		0.47	[g]	0.35	[g]	2.75		26
	5/31/19		10.43	0.23		(0.13)	0.10	(0.31)	(0.49)	(0.80)	9.73	1.45		2,247,877		0.36	[f]	0.24	[f]	2.33		23
	5/31/18		10.22	0.22		0.61	0.83	(0.30)	(0.32)	(0.62)	10.43	8.07		2,188,054		0.11	[e]	0.00	[e]	2.11		17
	5/31/17		9.77	0.20		0.88	1.08	(0.25)	(0.38)	(0.63)	10.22	11.57		1,894,346		0.11	[e]	0.00	[e]	2.04		21
Advisor Class:	11/30/21	#	11.25	0.09		0.05	0.14	—	—	—	11.39	1.24	[b]	391		0.44	[c,g]	0.30	[c,g]	1.62	[c]	11	[b]
	5/31/21		9.89	0.14		1.94	2.08	(0.31)	(0.41)	(0.72)	11.25	21.43		726		0.48	[g]	0.35	[g]	1.26		38
	5/31/20		9.73	0.26		0.38	0.64	(0.25)	(0.23)	(0.48)	9.89	6.42		352		0.51	[g]	0.39	[g]	2.61		26
	5/31/19		10.42	0.23		(0.13)	0.10	(0.30)	(0.49)	(0.79)	9.73	1.39		200		0.35	[f]	0.24	[f]	2.32		23
	5/31/18		10.21	0.19		0.64	0.83	(0.30)	(0.32)	(0.62)	10.42	8.17		226		0.17	[e]	0.06	[e]	1.85		17
	5/31/17		9.76	0.21		0.87	1.08	(0.25)	(0.38)	(0.63)	10.21	11.56		107		0.13	[e]	0.02	[e]	2.06		21
Premier Class:	11/30/21	#	11.23	0.08		0.05	0.13	—	—	—	11.36	1.16	[b]	198,956		0.55	[c,g]	0.42	[c,g]	1.47	[c]	11	[b]
	5/31/21		9.87	0.18		1.89	2.07	(0.30)	(0.41)	(0.71)	11.23	21.37		252,876		0.57	[g]	0.45	[g]	1.66		38
	5/31/20		9.70	0.25		0.38	0.63	(0.23)	(0.23)	(0.46)	9.87	6.35		249,364		0.62	[g]	0.50	[g]	2.53		26
	5/31/19		10.40	0.22		(0.14)	0.08	(0.29)	(0.49)	(0.78)	9.70	1.27		401,306		0.50	[f]	0.38	[f]	2.21		23
	5/31/18		10.19	0.21		0.61	0.82	(0.29)	(0.32)	(0.61)	10.40	7.94		503,806		0.26	[e]	0.15	[e]	1.97		17
	5/31/17		9.74	0.19		0.87	1.06	(0.23)	(0.38)	(0.61)	10.19	11.44		513,388		0.26	[e]	0.15	[e]	1.90		21
Retirement Class:	11/30/21	#	14.78	0.10		0.06	0.16	—	—	—	14.94	1.08	[b]	918,322		0.65	[c,g]	0.52	[c,g]	1.38	[c]	11	[b]
	5/31/21		12.79	0.22		2.46	2.68	(0.28)	(0.41)	(0.69)	14.78	21.27		993,670		0.67	[g]	0.55	[g]	1.59		38
	5/31/20		12.45	0.32		0.47	0.79	(0.22)	(0.23)	(0.45)	12.79	6.21		947,495		0.72	[g]	0.60	[g]	2.50		26
	5/31/19		13.10	0.27		(0.16)	0.11	(0.27)	(0.49)	(0.76)	12.45	1.18		1,032,037		0.60	[f]	0.49	[f]	2.09		23
	5/31/18		12.69	0.24		0.76	1.00	(0.27)	(0.32)	(0.59)	13.10	7.89		1,146,465		0.36	[e]	0.25	[e]	1.86		17
	5/31/17		11.98	0.22		1.09	1.31	(0.22)	(0.38)	(0.60)	12.69	11.33		1,151,160		0.36	[e]	0.25	[e]	1.80		21

84	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	85

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2025 FUND
Institutional Class:	11/30/21	#	$ 11.76	$ 0.09		$ 0.05	$ 0.14	$ —	$ —	$ —	$ 11.90	1.19%[b]		$ 3,941,099		0.40%[c,g]		0.27%[c,g]		1.46%[c]		13%[b]
	5/31/21		10.04	0.19		2.27	2.46	(0.31)	(0.43)	(0.74)	11.76	24.96		3,909,833		0.43	[g]	0.30	[g]	1.76		40
	5/31/20		9.89	0.27		0.40	0.67	(0.25)	(0.27)	(0.52)	10.04	6.59		3,142,487		0.48	[g]	0.36	[g]	2.66		28
	5/31/19		10.68	0.22		(0.21)	0.01	(0.30)	(0.50)	(0.80)	9.89	0.58		2,786,751		0.37	[f]	0.25	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.46		2,580,691		0.11	[e]	0.00	[e]	2.00		16
	5/31/17		9.76	0.20		1.01	1.21	(0.24)	(0.40)	(0.64)	10.33	12.89		2,135,802		0.11	[e]	0.00	[e]	1.97		20
Advisor Class:	11/30/21	#	11.75	0.08		0.06	0.14	—	—	—	11.89	1.19	[b]	458		0.47	[c,g]	0.33	[c,g]	1.40	[c]	13	[b]
	5/31/21		10.03	0.15		2.31	2.46	(0.31)	(0.43)	(0.74)	11.75	24.93		553		0.49	[g]	0.36	[g]	1.35		40
	5/31/20		9.88	0.27		0.39	0.66	(0.24)	(0.27)	(0.51)	10.03	6.55		133		0.54	[g]	0.42	[g]	2.66		28
	5/31/19		10.68	0.22		(0.22)	0.00	(0.30)	(0.50)	(0.80)	9.88	0.53		125		0.40	[f]	0.28	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.30		133		0.17	[e]	0.05	[e]	1.96		16
	5/31/17		9.76	0.20		1.00	1.20	(0.23)	(0.40)	(0.63)	10.33	12.86		125		0.15	[e]	0.04	[e]	1.97		20
Premier Class:	11/30/21	#	11.70	0.08		0.06	0.14	—	—	—	11.84	1.20	[b]	283,866		0.55	[c,g]	0.42	[c,g]	1.29	[c]	13	[b]
	5/31/21		9.99	0.18		2.25	2.43	(0.29)	(0.43)	(0.72)	11.70	24.80		336,773		0.58	[g]	0.45	[g]	1.59		40
	5/31/20		9.84	0.24		0.40	0.64	(0.22)	(0.27)	(0.49)	9.99	6.41		295,668		0.63	[g]	0.51	[g]	2.39		28
	5/31/19		10.63	0.21		(0.22)	(0.01)	(0.28)	(0.50)	(0.78)	9.84	0.51		488,247		0.51	[f]	0.39	[f]	2.06		20
	5/31/18		10.28	0.20		0.75	0.95	(0.29)	(0.31)	(0.60)	10.63	9.24		573,643		0.26	[e]	0.15	[e]	1.86		16
	5/31/17		9.72	0.18		1.00	1.18	(0.22)	(0.40)	(0.62)	10.28	12.67		573,869		0.26	[e]	0.15	[e]	1.84		20
Retirement Class:	11/30/21	#	15.63	0.10		0.07	0.17	—	—	—	15.80	1.09	[b]	1,149,671		0.65	[c,g]	0.52	[c,g]	1.20	[c]	13	[b]
	5/31/21		13.14	0.22		2.97	3.19	(0.27)	(0.43)	(0.70)	15.63	24.64		1,217,409		0.68	[g]	0.55	[g]	1.52		40
	5/31/20		12.79	0.32		0.51	0.83	(0.21)	(0.27)	(0.48)	13.14	6.40		1,103,642		0.73	[g]	0.61	[g]	2.39		28
	5/31/19		13.57	0.26		(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	12.79	0.33		1,131,196		0.61	[f]	0.50	[f]	1.95		20
	5/31/18		12.97	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	13.57	9.12		1,220,041		0.36	[e]	0.25	[e]	1.75		16
	5/31/17		12.10	0.22		1.26	1.48	(0.21)	(0.40)	(0.61)	12.97	12.60		1,164,361		0.36	[e]	0.25	[e]	1.74		20

86	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	87

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2030 FUND
Institutional Class:	11/30/21	#	$12.01	$0.08		$ 0.08	$ 0.16	$ —	$ —	$ —	$12.17	1.33%[b]	$4,310,143		0.40%[c,g]		0.26%[c,g]		1.27%[c]		15%[b]
	5/31/21		10.01	0.19		2.60	2.79	(0.32)	(0.47)	(0.79)	12.01	28.49	4,216,718		0.43	[g]	0.30	[g]	1.69		41
	5/31/20		9.87	0.26		0.42	0.68	(0.23)	(0.31)	(0.54)	10.01	6.69	3,244,106		0.49	[g]	0.37	[g]	2.57		26
	5/31/19		10.78	0.21		(0.29)	(0.08)	(0.30)	(0.53)	(0.83)	9.87	(0.25)	2,793,594		0.38	[f]	0.26	[f]	2.03		20
	5/31/18		10.33	0.20		0.90	1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11	[e]	0.00	[e]	1.89		12
	5/31/17		9.68	0.19		1.12	1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11	[e]	0.00	[e]	1.90		20
Advisor Class:	11/30/21	#	12.01	0.08		0.07	0.15	—	—	—	12.16	1.25 [b]	610		0.46	[c,g]	0.32	[c,g]	1.24	[c]	15	[b]
	5/31/21		10.01	0.18		2.60	2.78	(0.31)	(0.47)	(0.78)	12.01	28.41	520		0.50	[g]	0.37	[g]	1.65		41
	5/31/20		9.87	0.20		0.47	0.67	(0.22)	(0.31)	(0.53)	10.01	6.65	317		0.56	[g]	0.44	[g]	2.02		26
	5/31/19		10.78	0.21		(0.30)	(0.09)	(0.29)	(0.53)	(0.82)	9.87	(0.32)	117		0.43	[f]	0.32	[f]	2.01		20
	5/31/18		10.34	0.20		0.89	1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15	[e]	0.04	[e]	1.88		12
	5/31/17		9.68	0.19		1.12	1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13	[e]	0.02	[e]	1.92		20
Premier Class:	11/30/21	#	11.95	0.07		0.07	0.14	—	—	—	12.09	1.17 [b]	299,067		0.55	[c,g]	0.41	[c,g]	1.10	[c]	15	[b]
	5/31/21		9.96	0.17		2.59	2.76	(0.30)	(0.47)	(0.77)	11.95	28.35	369,690		0.58	[g]	0.45	[g]	1.52		41
	5/31/20		9.82	0.23		0.42	0.65	(0.20)	(0.31)	(0.51)	9.96	6.52	310,511		0.64	[g]	0.52	[g]	2.26		26
	5/31/19		10.73	0.20		(0.30)	(0.10)	(0.28)	(0.53)	(0.81)	9.82	(0.33)	505,271		0.52	[f]	0.40	[f]	1.90		20
	5/31/18		10.28	0.19		0.89	1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26	[e]	0.15	[e]	1.76		12
	5/31/17		9.64	0.17		1.11	1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26	[e]	0.15	[e]	1.76		20
Retirement Class:	11/30/21	#	16.36	0.08		0.10	0.18	—	—	—	16.54	1.10 [b]	1,189,697		0.65	[c,g]	0.51	[c,g]	1.01	[c]	15	[b]
	5/31/21		13.39	0.22		3.51	3.73	(0.29)	(0.47)	(0.76)	16.36	28.25	1,254,456		0.68	[g]	0.55	[g]	1.46		41
	5/31/20		13.04	0.31		0.54	0.85	(0.19)	(0.31)	(0.50)	13.39	6.42	1,064,906		0.74	[g]	0.62	[g]	2.29		26
	5/31/19		13.96	0.24		(0.37)	(0.13)	(0.26)	(0.53)	(0.79)	13.04	(0.54)	1,062,709		0.62	[f]	0.50	[f]	1.79		20
	5/31/18		13.21	0.23		1.14	1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36	[e]	0.25	[e]	1.64		12
	5/31/17		12.20	0.21		1.43	1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36	[e]	0.25	[e]	1.66		20

88	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	89

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2035 FUND
Institutional Class:	11/30/21	#	$12.37	$0.07		$ 0.09	$ 0.16	$ —	$ —	$ —	$12.53	1.29%[b]	$4,558,754		0.41%[c,g]		0.26%[c,g]		1.09%[c]		16%[b]
	5/31/21		10.07	0.19		2.97	3.16	(0.32)	(0.54)	(0.86)	12.37	32.19	4,468,950		0.44	[g]	0.30	[g]	1.63		44
	5/31/20		9.97	0.25		0.44	0.69	(0.23)	(0.36)	(0.59)	10.07	6.67	3,369,098		0.50	[g]	0.38	[g]	2.48		23
	5/31/19		10.99	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.97	(1.08)	2,855,455		0.38	[f]	0.27	[f]	1.87		17
	5/31/18		10.44	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789		0.11	[e]	0.00	[e]	1.76		13
	5/31/17		9.68	0.18		1.24	1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11	[e]	0.00	[e]	1.79		21
Advisor Class:	11/30/21	#	12.35	0.06		0.10	0.16	—	—	—	12.51	1.30 [b]	485		0.49	[c,g]	0.34	[c,g]	1.01	[c]	16	[b]
	5/31/21		10.06	0.18		2.96	3.14	(0.31)	(0.54)	(0.85)	12.35	32.02	472		0.52	[g]	0.39	[g]	1.56		44
	5/31/20		9.96	0.28		0.40	0.68	(0.22)	(0.36)	(0.58)	10.06	6.64	363		0.58	[g]	0.46	[g]	2.74		23
	5/31/19		10.98	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.96	(1.11)	110		0.40	[f]	0.29	[f]	1.89		17
	5/31/18		10.43	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15	[e]	0.04	[e]	1.74		13
	5/31/17		9.68	0.18		1.23	1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13	[e]	0.02	[e]	1.82		21
Premier Class:	11/30/21	#	12.33	0.06		0.08	0.14	—	—	—	12.47	1.14 [b]	323,839		0.56	[c,g]	0.41	[c,g]	0.91	[c]	16	[b]
	5/31/21		10.04	0.17		2.96	3.13	(0.30)	(0.54)	(0.84)	12.33	31.99	396,128		0.59	[g]	0.45	[g]	1.46		44
	5/31/20		9.93	0.22		0.45	0.67	(0.20)	(0.36)	(0.56)	10.04	6.59	324,978		0.65	[g]	0.53	[g]	2.14		23
	5/31/19		10.95	0.18		(0.38)	(0.20)	(0.27)	(0.55)	(0.82)	9.93	(1.25)	550,501		0.52	[f]	0.41	[f]	1.75		17
	5/31/18		10.41	0.18		1.03	1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26	[e]	0.15	[e]	1.63		13
	5/31/17		9.65	0.16		1.25	1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26	[e]	0.15	[e]	1.65		21
Retirement Class:	11/30/21	#	17.27	0.07		0.13	0.20	—	—	—	17.47	1.16 [b]	1,088,219		0.66	[c,g]	0.51	[c,g]	0.83	[c]	16	[b]
	5/31/21		13.78	0.22		4.09	4.31	(0.28)	(0.54)	(0.82)	17.27	31.86	1,157,175		0.69	[g]	0.55	[g]	1.40		44
	5/31/20		13.44	0.31		0.58	0.89	(0.19)	(0.36)	(0.55)	13.78	6.48	978,160		0.75	[g]	0.63	[g]	2.21		23
	5/31/19		14.50	0.23		(0.49)	(0.26)	(0.25)	(0.55)	(0.80)	13.44	(1.37)	980,659		0.63	[f]	0.51	[f]	1.63		17
	5/31/18		13.58	0.22		1.35	1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36	[e]	0.25	[e]	1.51		13
	5/31/17		12.40	0.20		1.61	1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36	[e]	0.25	[e]	1.55		21

90	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	91

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2040 FUND
Institutional Class:	11/30/21	#	$12.52	$0.06		$ 0.10	$ 0.16	$ —	$ —	$ —	$12.68	1.28%[b]	$5,424,631		0.40%[c,g]		0.25%[c,g]		0.95%[c]		18%[b]
	5/31/21		9.99	0.18		3.30	3.48	(0.33)	(0.62)	(0.95)	12.52	35.87	5,311,332		0.44	[g]	0.29	[g]	1.54		46
	5/31/20		9.91	0.24		0.46	0.70	(0.20)	(0.42)	(0.62)	9.99	6.74	3,930,425		0.51	[g]	0.39	[g]	2.36		23
	5/31/19		11.15	0.18		(0.47)	(0.29)	(0.29)	(0.66)	(0.95)	9.91	(2.09)	3,346,627		0.39	[f]	0.27	[f]	1.68		18
	5/31/18		10.51	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11	[e]	0.00	[e]	1.60		14
	5/31/17		9.67	0.17		1.37	1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11	[e]	0.00	[e]	1.67		25
Advisor Class:	11/30/21	#	12.51	0.06		0.10	0.16	—	—	—	12.67	1.28 [b]	278		0.48	[c,g]	0.32	[c,g]	0.88	[c]	18	[b]
	5/31/21		9.98	0.17		3.30	3.47	(0.32)	(0.62)	(0.94)	12.51	35.84	305		0.51	[g]	0.37	[g]	1.48		46
	5/31/20		9.90	0.23		0.47	0.70	(0.20)	(0.42)	(0.62)	9.98	6.70	204		0.57	[g]	0.45	[g]	2.27		23
	5/31/19		11.14	0.18		(0.48)	(0.30)	(0.28)	(0.66)	(0.94)	9.90	(2.13)	130		0.41	[f]	0.30	[f]	1.70		18
	5/31/18		10.50	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14	[e]	0.03	[e]	1.62		14
	5/31/17		9.67	0.17		1.36	1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13	[e]	0.02	[e]	1.70		25
Premier Class:	11/30/21	#	12.48	0.05		0.10	0.15	—	—	—	12.63	1.20 [b]	379,720		0.55	[c,g]	0.40	[c,g]	0.77	[c]	18	[b]
	5/31/21		9.95	0.15		3.31	3.46	(0.31)	(0.62)	(0.93)	12.48	35.81	441,951		0.59	[g]	0.45	[g]	1.36		46
	5/31/20		9.87	0.20		0.48	0.68	(0.18)	(0.42)	(0.60)	9.95	6.55	372,625		0.66	[g]	0.54	[g]	1.97		23
	5/31/19		11.11	0.16		(0.47)	(0.31)	(0.27)	(0.66)	(0.93)	9.87	(2.28)	678,439		0.53	[f]	0.41	[f]	1.56		18
	5/31/18		10.47	0.16		1.20	1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26	[e]	0.15	[e]	1.48		14
	5/31/17		9.65	0.15		1.36	1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26	[e]	0.15	[e]	1.52		25
Retirement Class:	11/30/21	#	18.04	0.06		0.15	0.21	—	—	—	18.25	1.16 [b]	1,298,205		0.65	[c,g]	0.50	[c,g]	0.69	[c]	18	[b]
	5/31/21		14.05	0.21		4.69	4.90	(0.29)	(0.62)	(0.91)	18.04	35.59	1,391,417		0.69	[g]	0.55	[g]	1.31		46
	5/31/20		13.71	0.30		0.62	0.92	(0.16)	(0.42)	(0.58)	14.05	6.51	1,161,770		0.76	[g]	0.64	[g]	2.08		23
	5/31/19		15.03	0.21		(0.62)	(0.41)	(0.25)	(0.66)	(0.91)	13.71	(2.37)	1,176,223		0.63	[f]	0.52	[f]	1.44		18
	5/31/18		13.93	0.20		1.60	1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36	[e]	0.25	[e]	1.36		14
	5/31/17		12.61	0.19		1.80	1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36	[e]	0.25	[e]	1.43		25

92	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	93

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2045 FUND
Institutional Class:	11/30/21	#	$15.57	$0.07		$ 0.13	$ 0.20	$ —	$ —	$ —	$15.77	1.28%[b]	$3,708,394		0.40%[c,g]		0.24%[c,g]		0.81%[c]		20%[b]
	5/31/21		11.98	0.20		4.45	4.65	(0.36)	(0.70)	(1.06)	15.57	39.80	3,557,269		0.44	[g]	0.30	[g]	1.44		46
	5/31/20		11.89	0.28		0.55	0.83	(0.22)	(0.52)	(0.74)	11.98	6.60	2,441,105		0.52	[g]	0.40	[g]	2.25		19
	5/31/19		12.88	0.19		(0.59)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	1,915,136		0.40	[f]	0.28	[f]	1.55		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138		0.11	[e]	0.00	[e]	1.52		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12	[e]	0.00	[e]	1.61		23
Advisor Class:	11/30/21	#	15.57	0.06		0.14	0.20	—	—	—	15.77	1.28 [b]	180		0.44	[c,g]	0.27	[c,g]	0.78	[c]	20	[b]
	5/31/21		11.99	0.22		4.41	4.63	(0.35)	(0.70)	(1.05)	15.57	39.64	153		0.50	[g]	0.35	[g]	1.57		46
	5/31/20		11.89	0.27		0.57	0.84	(0.22)	(0.52)	(0.74)	11.99	6.66	155		0.56	[g]	0.44	[g]	2.23		19
	5/31/19		12.88	0.20		(0.60)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	117		0.39	[f]	0.28	[f]	1.57		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12	[e]	0.01	[e]	1.53		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13	[e]	0.01	[e]	1.64		23
Premier Class:	11/30/21	#	15.49	0.05		0.14	0.19	—	—	—	15.68	1.23 [b]	266,288		0.55	[c,g]	0.39	[c,g]	0.63	[c]	20	[b]
	5/31/21		11.93	0.18		4.42	4.60	(0.34)	(0.70)	(1.04)	15.49	39.52	309,234		0.59	[g]	0.45	[g]	1.26		46
	5/31/20		11.83	0.22		0.59	0.81	(0.19)	(0.52)	(0.71)	11.93	6.50	234,573		0.67	[g]	0.55	[g]	1.81		19
	5/31/19		12.82	0.17		(0.59)	(0.42)	(0.28)	(0.29)	(0.57)	11.83	(2.96)	435,004		0.54	[f]	0.42	[f]	1.41		13
	5/31/18		11.68	0.17		1.43	1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26	[e]	0.15	[e]	1.39		11
	5/31/17		10.38	0.16		1.55	1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27	[e]	0.15	[e]	1.47		23
Retirement Class:	11/30/21	#	15.43	0.04		0.14	0.18	—	—	—	15.61	1.17 [b]	724,185		0.65	[c,g]	0.49	[c,g]	0.55	[c]	20	[b]
	5/31/21		11.89	0.17		4.39	4.56	(0.32)	(0.70)	(1.02)	15.43	39.38	779,894		0.69	[g]	0.55	[g]	1.21		46
	5/31/20		11.80	0.24		0.56	0.80	(0.19)	(0.52)	(0.71)	11.89	6.40	621,730		0.77	[g]	0.65	[g]	1.98		19
	5/31/19		12.78	0.16		(0.58)	(0.42)	(0.27)	(0.29)	(0.56)	11.80	(3.00)	599,598		0.64	[f]	0.52	[f]	1.30		13
	5/31/18		11.65	0.16		1.42	1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36	[e]	0.25	[e]	1.27		11
	5/31/17		10.35	0.15		1.55	1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37	[e]	0.25	[e]	1.38		23

94	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	95

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2050 FUND
Institutional Class:	11/30/21	#	$15.83	$0.06		$ 0.14		$ 0.20	$ —	$ —	$ —	$16.03	1.26%[b]	$2,756,486		0.41%[c,g]		0.23%[c,g]		0.78%[c]		19%[b]
	5/31/21		12.05	0.20		4.57		4.77	(0.36)	(0.63)	(0.99)	15.83	40.55	2,626,383		0.45	[g]	0.29	[g]	1.43		43
	5/31/20		11.94	0.28		0.56		0.84	(0.22)	(0.51)	(0.73)	12.05	6.70	1,730,080		0.52	[g]	0.40	[g]	2.24		18
	5/31/19		12.95	0.19		(0.61)		(0.42)	(0.30)	(0.29)	(0.59)	11.94	(2.97)	1,267,704		0.40	[f]	0.28	[f]	1.52		12
	5/31/18		11.77	0.19		1.47		1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12	[e]	0.00	[e]	1.49		10
	5/31/17		10.42	0.17		1.59		1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12	[e]	0.00	[e]	1.59		22
Advisor Class:	11/30/21	#	15.82	0.05		0.15		0.20	—	—	—	16.02	1.26 [b]	312		0.47	[c,g]	0.30	[c,g]	0.66	[c]	19	[b]
	5/31/21		12.04	0.14		4.63		4.77	(0.36)	(0.63)	(0.99)	15.82	40.56	395		0.49	[g]	0.33	[g]	0.96		43
	5/31/20		11.95	0.28		0.54		0.82	(0.22)	(0.51)	(0.73)	12.04	6.51	118		0.55	[g]	0.42	[g]	2.22		18
	5/31/19		12.95	0.19		(0.60)		(0.41)	(0.30)	(0.29)	(0.59)	11.95	(2.90)	117		0.40	[f]	0.28	[f]	1.55		12
	5/31/18		11.77	0.19		1.47		1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13	[e]	0.01	[e]	1.50		10
	5/31/17		10.42	0.18		1.58		1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14	[e]	0.01	[e]	1.62		22
Premier Class:	11/30/21	#	15.76	0.05		0.14		0.19	—	—	—	15.95	1.21 [b]	189,453		0.56	[c,g]	0.38	[c,g]	0.61	[c]	19	[b]
	5/31/21		12.00	0.18		4.55		4.73	(0.34)	(0.63)	(0.97)	15.76	40.35	205,713		0.60	[g]	0.44	[g]	1.25		43
	5/31/20		11.89	0.22		0.59		0.81	(0.19)	(0.51)	(0.70)	12.00	6.50	152,698		0.67	[g]	0.55	[g]	1.74		18
	5/31/19		12.89	0.17		(0.60)		(0.43)	(0.28)	(0.29)	(0.57)	11.89	(3.07)	319,987		0.55	[f]	0.43	[f]	1.38		12
	5/31/18		11.72	0.17		1.46		1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27	[e]	0.15	[e]	1.37		10
	5/31/17		10.39	0.16		1.57		1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27	[e]	0.15	[e]	1.45		22
Retirement Class:	11/30/21	#	15.68	0.04		0.14		0.18	—	—	—	15.86	1.15 [b]	512,850		0.66	[c,g]	0.48	[c,g]	0.51	[c]	19	[b]
	5/31/21		11.94	0.17		4.53		4.70	(0.33)	(0.63)	(0.96)	15.68	40.27	549,874		0.70	[g]	0.54	[g]	1.19		43
	5/31/20		11.85	0.24		0.55		0.79	(0.19)	(0.51)	(0.70)	11.94	6.33	424,505		0.77	[g]	0.65	[g]	1.95		18
	5/31/19		12.85	0.16		(0.60)		(0.44)	(0.27)	(0.29)	(0.56)	11.85	(3.19)	399,296		0.65	[f]	0.53	[f]	1.27		12
	5/31/18		11.68	0.16		1.46		1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37	[e]	0.25	[e]	1.25		10
	5/31/17		10.35	0.15		1.57		1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37	[e]	0.25	[e]	1.35		22

96	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	97

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2055 FUND
Institutional Class:	11/30/21	#	$18.38	$0.07		$ 0.17		$ 0.24	$ —	$ —	$ —	$18.62	1.31%[b]	$1,184,364		0.41%[c,g]		0.23%[c,g]		0.76%[c]		19%[b]
	5/31/21		13.77	0.23		5.32		5.55	(0.41)	(0.53)	(0.94)	18.38	41.14	1,092,033		0.47	[g]	0.29	[g]	1.41		41
	5/31/20		13.61	0.31		0.63		0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	653,177		0.54	[g]	0.40	[g]	2.24		18
	5/31/19		14.69	0.21		(0.70)		(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.04)	404,603		0.43	[f]	0.29	[f]	1.49		10
	5/31/18		13.31	0.21		1.67		1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441		0.14	[e]	0.00	[e]	1.45		9
	5/31/17		11.72	0.19		1.82		2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16	[e]	0.00	[e]	1.56		18
Advisor Class:	11/30/21	#	18.37	0.07		0.17		0.24	—	—	—	18.61	1.31 [b]	170		0.44	[c,g]	0.26	[c,g]	0.72	[c]	19	[b]
	5/31/21		13.77	0.23		5.30		5.53	(0.40)	(0.53)	(0.93)	18.37	41.04	162		0.50	[g]	0.33	[g]	1.40		41
	5/31/20		13.61	0.31		0.63		0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	121		0.56	[g]	0.41	[g]	2.20		18
	5/31/19		14.69	0.22		(0.71)		(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.05)	119		0.42	[f]	0.28	[f]	1.52		10
	5/31/18		13.31	0.21		1.67		1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15	[e]	0.01	[e]	1.47		9
	5/31/17		11.72	0.20		1.80		2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18	[e]	0.02	[e]	1.59		18
Premier Class:	11/30/21	#	18.30	0.06		0.17		0.23	—	—	—	18.53	1.26 [b]	89,557		0.56	[c,g]	0.38	[c,g]	0.59	[c]	19	[b]
	5/31/21		13.72	0.20		5.29		5.49	(0.38)	(0.53)	(0.91)	18.30	40.88	93,442		0.60	[g]	0.44	[g]	1.24		41
	5/31/20		13.56	0.24		0.67		0.91	(0.22)	(0.53)	(0.75)	13.72	6.37	62,637		0.69	[g]	0.55	[g]	1.68		18
	5/31/19		14.63	0.19		(0.69)		(0.50)	(0.31)	(0.26)	(0.57)	13.56	(3.14)	135,603		0.57	[f]	0.43	[f]	1.35		10
	5/31/18		13.26	0.19		1.67		1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29	[e]	0.15	[e]	1.35		9
	5/31/17		11.68	0.17		1.81		1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31	[e]	0.15	[e]	1.42		18
Retirement Class:	11/30/21	#	18.29	0.05		0.16		0.21	—	—	—	18.50	1.15 [b]	224,008		0.66	[c,g]	0.48	[c,g]	0.49	[c]	19	[b]
	5/31/21		13.71	0.19		5.29		5.48	(0.37)	(0.53)	(0.90)	18.29	40.80	237,666		0.71	[g]	0.54	[g]	1.18		41
	5/31/20		13.56	0.27		0.63		0.90	(0.22)	(0.53)	(0.75)	13.71	6.28	181,024		0.79	[g]	0.65	[g]	1.95		18
	5/31/19		14.63	0.17		(0.68)		(0.51)	(0.30)	(0.26)	(0.56)	13.56	(3.24)	155,354		0.67	[f]	0.53	[f]	1.24		10
	5/31/18		13.26	0.17		1.67		1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39	[e]	0.25	[e]	1.22		9
	5/31/17		11.69	0.16		1.80		1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41	[e]	0.25	[e]	1.31		18

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Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2060 FUND
Institutional Class:	11/30/21	#	$15.36	$0.06		$ 0.15		$ 0.21	$ —	$ —	$ —	$15.57	1.37%[b]	$367,558		0.44%[c,g]		0.23%[c,g]		0.76%[c]		18%[b]
	5/31/21		11.35	0.19		4.45		4.64	(0.32)	(0.31)	(0.63)	15.36	41.61	313,864		0.49	[g]	0.29	[g]	1.39		40
	5/31/20		11.13	0.25		0.52		0.77	(0.21)	(0.34)	(0.55)	11.35	6.60	155,744		0.62	[g]	0.39	[g]	2.18		22
	5/31/19		12.02	0.18		(0.59)		(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.17)	81,477		0.55	[f]	0.29	[f]	1.54		36
	5/31/18		10.81	0.16		1.39		1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50		1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75	[e]	0.00	[e]	1.44		79
Advisor Class:	11/30/21	#	15.35	0.05		0.15		0.20	—	—	—	15.55	1.30 [b]	245		0.51	[c,g]	0.29	[c,g]	0.67	[c]	18	[b]
	5/31/21		11.35	0.17		4.46		4.63	(0.32)	(0.31)	(0.63)	15.35	41.50	241		0.54	[g]	0.34	[g]	1.25		40
	5/31/20		11.13	0.25		0.51		0.76	(0.20)	(0.34)	(0.54)	11.35	6.60	117		0.66	[g]	0.44	[g]	2.16		22
	5/31/19		12.02	0.17		(0.58)		(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.20)	115		0.55	[f]	0.30	[f]	1.51		36
	5/31/18		10.81	0.16		1.39		1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48		1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77	[e]	0.03	[e]	1.53		79
Premier Class:	11/30/21	#	15.33	0.05		0.14		0.19	—	—	—	15.52	1.24 [b]	21,819		0.59	[c,g]	0.38	[c,g]	0.61	[c]	18	[b]
	5/31/21		11.33	0.17		4.44		4.61	(0.30)	(0.31)	(0.61)	15.33	41.44	18,792		0.64	[g]	0.44	[g]	1.25		40
	5/31/20		11.11	0.19		0.56		0.75	(0.19)	(0.34)	(0.53)	11.33	6.48	10,846		0.77	[g]	0.55	[g]	1.68		22
	5/31/19		12.00	0.16		(0.59)		(0.43)	(0.25)	(0.21)	(0.46)	11.11	(3.31)	18,553		0.70	[f]	0.44	[f]	1.39		36
	5/31/18		10.80	0.15		1.38		1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49		1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90	[e]	0.15	[e]	1.32		79
Retirement Class:	11/30/21	#	15.30	0.04		0.14		0.18	—	—	—	15.48	1.18 [b]	65,217		0.69	[c,g]	0.48	[c,g]	0.49	[c]	18	[b]
	5/31/21		11.31	0.16		4.43		4.59	(0.29)	(0.31)	(0.60)	15.30	41.31	63,880		0.74	[g]	0.54	[g]	1.16		40
	5/31/20		11.10	0.22		0.51		0.73	(0.18)	(0.34)	(0.52)	11.31	6.32	38,705		0.87	[g]	0.65	[g]	1.91		22
	5/31/19		11.99	0.15		(0.59)		(0.44)	(0.24)	(0.21)	(0.45)	11.10	(3.41)	27,045		0.79	[f]	0.53	[f]	1.27		36
	5/31/18		10.79	0.13		1.39		1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49		1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00	[e]	0.25	[e]	1.20		79

100	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	101

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2065 FUND
Institutional Class:	11/30/21	#	$12.45	$0.05		$0.12		$0.17	$ —	$ —	$ —	$12.62	1.37%[b]		$8,906		2.49%[c,g]		0.23%[c,g]		0.76%[c]		64%[b]
	5/31/21	§	10.00	0.14		2.60		2.74	(0.26)	(0.03)	(0.29)	12.45	27.76	[b]	4,818		4.73	[c,g]	0.26	[c,g]	1.81	[c]	49	[b]
Advisor Class:	11/30/21	#	12.44	0.04		0.12		0.16	—	—	—	12.60	1.37	[b]	630		2.50	[c,g]	0.24	[c,g]	0.70	[c]	64	[b]
	5/31/21	§	10.00	0.13		2.60		2.73	(0.26)	(0.03)	(0.29)	12.44	27.62	[b]	622		5.07	[c,g]	0.41	[c,g]	1.70	[c]	49	[b]
Premier Class:	11/30/21	#	12.43	0.04		0.11		0.15	—	—	—	12.58	1.29	[b]	764		2.65	[c,g]	0.38	[c,g]	0.57	[c]	64	[b]
	5/31/21	§	10.00	0.12		2.60		2.72	(0.26)	(0.03)	(0.29)	12.43	27.51	[b]	726		5.20	[c,g]	0.41	[c,g]	1.60	[c]	49	[b]
Retirement Class:	11/30/21	#	12.42	0.04		0.16		0.20	—	—	—	12.62	1.69	[b]	1,293		2.75	[c,g]	0.47	[c,g]	0.57	[c]	64	[b]
	5/31/21	§	10.00	0.12		2.58		2.70	(0.25)	(0.03)	(0.28)	12.42	27.38	[b]	802		5.33	[c,g]	0.51	[c,g]	1.54	[c]	49	[b]
#	Unaudited
§	The Fund commenced operations on September 30, 2020.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
f	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Fund’s expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g	The Fund’s expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
j	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

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Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded

104	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	105

Notes to financial statements (unaudited)

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

106	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of November 30, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$604,783,828	$—	$—	$—	$604,783,828
TIAA-CREF Real Property Fund LP	—	—	—	27,401,507	27,401,507
Total	$604,783,828	$—	$—	$27,401,507	$632,185,335
Lifecycle 2010
Registered investment companies	$1,152,049,977	$—	$—	$—	$1,152,049,977
TIAA-CREF Real Property Fund LP	—	—	—	45,060,465	45,060,465
Total	$1,152,049,977	$—	$—	$45,060,465	$1,197,110,442
Lifecycle 2015
Registered investment companies	$1,638,282,498	$—	$—	$—	$1,638,282,498
TIAA-CREF Real Property Fund LP	—	—	—	74,085,879	74,085,879
Total	$1,638,282,498	$—	$—	$74,085,879	$1,712,368,377
Lifecycle 2020
Registered investment companies	$3,620,367,977	$—	$—	$—	$3,620,367,977
TIAA-CREF Real Property Fund LP	—	—	—	164,429,956	164,429,956
Total	$3,620,367,977	$—	$—	$164,429,956	$3,784,797,933
Lifecycle 2025
Registered investment companies	$5,136,412,188	$—	$—	$—	$5,136,412,188
TIAA-CREF Real Property Fund LP	—	—	—	233,872,750	233,872,750
Total	$5,136,412,188	$—	$—	$233,872,750	$5,370,284,938
Lifecycle 2030
Registered investment companies	$5,537,640,406	$—	$—	$—	$5,537,640,406
TIAA-CREF Real Property Fund LP	—	—	—	253,115,249	253,115,249
Total	$5,537,640,406	$—	$—	$253,115,249	$5,790,755,655
Lifecycle 2035
Registered investment companies	$5,700,104,266	$—	$—	$—	$5,700,104,266
TIAA-CREF Real Property Fund LP	—	—	—	261,735,961	261,735,961
Total	$5,700,104,266	$—	$—	$261,735,961	$5,961,840,227
Lifecycle 2040
Registered investment companies	$6,778,790,971	$—	$—	$—	$6,778,790,971
TIAA-CREF Real Property Fund LP	—	—	—	312,011,098	312,011,098
Total	$6,778,790,971	$—	$—	$312,011,098	$7,090,802,069

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	107

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle 2045
Registered investment companies	$4,483,050,914	$—	$—	$—	$4,483,050,914
TIAA-CREF Real Property Fund LP	—	—	—	206,950,816	206,950,816
Total	$4,483,050,914	$—	$—	$206,950,816	$4,690,001,730
Lifecycle 2050
Registered investment companies	$3,299,960,915	$—	$—	$—	$3,299,960,915
TIAA-CREF Real Property Fund LP	—	—	—	152,372,134	152,372,134
Total	$3,299,960,915	$—	$—	$152,372,134	$3,452,333,049
Lifecycle 2055
Registered investment companies	$1,429,667,659	$—	$—	$—	$1,429,667,659
TIAA-CREF Real Property Fund LP	—	—	—	65,938,153	65,938,153
Total	$1,429,667,659	$—	$—	$65,938,153	$1,495,605,812
Lifecycle 2060
Registered investment companies	$434,479,368	$—	$—	$—	$434,479,368
TIAA-CREF Real Property Fund LP	—	—	—	19,966,798	19,966,798
Total	$434,479,368	$—	$—	$19,966,798	$454,446,166
Lifecycle 2065
Registered investment companies	$11,107,812	$—	$—	$—	$11,107,812
TIAA-CREF Real Property Fund LP	—	—	—	487,886	487,886
Total	$11,107,812	$—	$—	$487,886	$11,595,698

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 4—investments

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Real Property Fund (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in Real Estate Investment Trust securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

108	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2021 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Retirement Income	$107,051	$84,687
Lifecycle 2010	127,636	215,349
Lifecycle 2015	179,146	307,147
Lifecycle 2020	449,965	637,648
Lifecycle 2025	731,839	847,609
Lifecycle 2030	905,393	981,090
Lifecycle 2035	1,003,315	1,096,171
Lifecycle 2040	1,287,756	1,387,481
Lifecycle 2045	945,629	932,712
Lifecycle 2050	722,721	674,455
Lifecycle 2055	343,075	279,016
Lifecycle 2060	134,696	78,275
Lifecycle 2065	9,922	5,224

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	109

Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At November 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$560,708	$79,232	$(7,755)	$71,477
Lifecycle Index 2010	1,034,546	181,567	(19,003)	162,564
Lifecycle Index 2015	1,537,745	199,790	(25,166)	174,624
Lifecycle Index 2020	3,354,678	478,883	(48,763)	430,120
Lifecycle Index 2025	4,689,483	735,046	(54,244)	680,802
Lifecycle Index 2030	4,965,485	873,679	(48,408)	825,271
Lifecycle Index 2035	5,005,860	1,002,151	(46,171)	955,980
Lifecycle Index 2040	5,828,128	1,313,229	(50,555)	1,262,674
Lifecycle Index 2045	3,737,242	986,036	(33,276)	952,760
Lifecycle Index 2050	2,763,771	711,096	(22,534)	688,562
Lifecycle Index 2055	1,232,289	272,630	(9,314)	263,316
Lifecycle Index 2060	392,270	66,476	(4,299)	62,177
Lifecycle Index 2065	10,805	843	(53)	790

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2021 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$14,302,738	$17,467,353	$31,770,091
Lifecycle 2010	34,604,447	59,479,547	94,083,994
Lifecycle 2015	48,522,263	52,307,744	100,830,007
Lifecycle 2020	108,863,757	125,021,838	233,885,595
Lifecycle 2025	134,425,131	169,535,428	303,960,559
Lifecycle 2030	143,026,796	191,592,719	334,619,515
Lifecycle 2035	142,574,750	224,746,157	367,320,907
Lifecycle 2040	169,558,271	305,117,437	474,675,708
Lifecycle 2045	108,458,841	182,259,203	290,718,044
Lifecycle 2050	80,540,450	112,609,034	193,149,484
Lifecycle 2055	34,830,539	30,654,989	65,485,528
Lifecycle 2060	8,321,478	5,059,592	13,381,070
Lifecycle 2065	144,492	—	144,492

The tax character of the fiscal year 2022 distributions will be determined at the end of the fiscal year.

110	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Advisors has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2024, unless changed with approval of the Board. In addition, Advisors has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September 30, 2022. As of November 30, 2021, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

Fund	Investment management fee—effective rate
Lifecycle Retirement Income	0.27%
Lifecycle 2010	0.28
Lifecycle 2015	0.28
Lifecycle 2020	0.28
Lifecycle 2025	0.28
Lifecycle 2030	0.28
Lifecycle 2035	0.29
Lifecycle 2040	0.29
Lifecycle 2045	0.29
Lifecycle 2050	0.29
Lifecycle 2055	0.29
Lifecycle 2060	0.29
Lifecycle 2065	0.28

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	111

Notes to financial statements (unaudited)

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2022. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2022, unless changed with approval of the Board.

Effective May 1, 2021, Advisors has agreed to implement a voluntary waiver reducing the Lifecycle Retirement Income Fund expense cap for the Retirement Class to 0.235%. The waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2021, the Funds did not engage in security transactions with affiliated entities.

112	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of November 30, 2021:

Fund	TIAA	TIAA Access	Total
Lifecycle Retirement Income	—%	10%	10%
Lifecycle 2010	—	10	10
Lifecycle 2015	—	11	11
Lifecycle 2020	—	13	13
Lifecycle 2025	—	13	13
Lifecycle 2030	—	13	13
Lifecycle 2035	—	13	13
Lifecycle 2040	—	13	13
Lifecycle 2045	—	15	15
Lifecycle 2050	—	18	18
Lifecycle 2055	—	14	14
Lifecycle 2060	—	16	16
Lifecycle 2065	89	5	94

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Fund invests its assets in the affiliated RPF, Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	113

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle Retirement Income Fund
Nuveen Funds:
Dividend Growth	$21,633	$3,047	$4,361	$156	$271	$700	$20,746
Dividend Value	24,445	2,277	5,131	213	(853)	170	20,951
Growth Opportunities ETF	—	24,562	283	(10)	(16)	—	24,253
International Growth	14,423	4,467	1,126	29	(1,348)	—	16,445
TIAA CREF Funds:
Core Bond	125,912	15,806	7,053	(157)	(333)	1,453	134,175
Core Plus Bond	78,920	8,376	3,826	(70)	(296)	1,082	83,104
Emerging Markets Debt	13,019	1,127	1,621	19	(558)	316	11,986
Emerging Markets Equity	8,768	3,605	646	(17)	(2,028)	—	9,682
Growth & Income	21,831	1,585	4,345	1,138	493	116	20,702
High-Yield	12,115	1,429	678	— ^	(213)	311	12,653
Inflation-Linked Bond	60,887	6,791	3,958	(8)	1	1,780	63,713
International Bond	12,684	1,591	934	(11)	(26)	—	13,304
International Equity	20,088	6,265	1,963	121	(993)	—	23,518
International Opportunities	14,415	4,401	1,815	371	(872)	—	16,500
Large-Cap Growth	23,666	2,512	3,559	203	1,334	—	24,156
Large-Cap Growth Index	23,586	1,862	29,161	6,357	(2,644)	—	—
Large-Cap Value	24,430	1,842	5,375	960	(878)	—	20,979
Quant International Small-Cap Equity	9,443	2,756	433	(1)	(491)	—	11,274
Quant Small-Cap Equity	6,881	563	1,479	381	(356)	—	5,990
Quant Small/Mid-Cap Equity	7,881	567	1,672	398	(164)	—	7,010
Short-Term Bond	60,650	8,050	4,449	(23)	(587)	555	63,641
TIAA-CREF Real Property Fund LPa	22,742	3,571	819	11	1,897	295	27,402
	$608,419	$107,052	$84,687	$10,060	$(8,660)	$6,778	$632,184

114	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2010 Fund
Nuveen Funds:
Dividend Growth	$44,845	$3,635	$11,167	$992	$(45)	$1,323	$38,260
Dividend Value	50,727	1,231	12,048	1,216	(2,431)	331	38,695
Growth Opportunities ETF	—	45,495	682	(24)	(12)	—	44,777
International Growth	29,879	6,768	3,551	68	(2,533)	—	30,631
TIAA-CREF Funds:
Core Bond	265,132	11,284	21,711	(391)	(306)	2,883	254,008
Core Plus Bond	166,250	5,715	14,214	(180)	(377)	2,145	157,194
Emerging Markets Debt	27,418	728	4,394	80	(1,113)	635	22,719
Emerging Markets Equity	18,212	6,145	2,461	15	(4,008)	—	17,903
Growth & Income	45,255	364	10,680	5,919	(2,669)	227	38,189
High-Yield	25,492	776	1,900	41	(445)	618	23,964
Inflation-Linked Bond	128,240	5,769	13,546	197	(161)	3,555	120,499
International Bond	26,717	1,246	2,734	(20)	(24)	—	25,185
International Equity	41,600	8,902	5,359	409	(2,001)	—	43,551
International Opportunities	29,784	6,634	5,002	1,129	(1,959)	—	30,586
Large-Cap Growth	48,995	1,814	9,168	1,259	1,909	—	44,809
Large-Cap Growth Index	48,854	588	56,857	13,137	(5,722)	—	—
Large-Cap Value	50,652	681	12,809	5,425	(5,196)	—	38,753
Quant International Small-Cap Equity	19,571	4,209	2,003	48	(924)	—	20,901
Quant Small-Cap Equity	14,269	223	3,449	1,636	(1,592)	—	11,087
Quant Small/Mid-Cap Equity	16,357	266	4,154	1,628	(1,164)	—	12,933
Short-Term Bond	138,878	11,888	12,030	(56)	(1,274)	1,225	137,406
TIAA-CREF Real Property Fund LPa	43,916	3,274	5,430	150	3,150	533	45,060
	$1,281,043	$127,635	$215,349	$32,678	$(28,897)	$13,475	$1,197,110

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	115

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2015 Fund
Nuveen Funds:
Dividend Growth	$72,636	$3,571	$15,897	$1,717	$(146)	$2,124	$61,881
Dividend Value	82,016	1,282	18,813	1,793	(3,728)	535	62,550
Growth Opportunities ETF	—	73,624	1,015	(38)	(33)	—	72,538
International Growth	48,208	10,982	6,069	167	(4,065)	—	49,223
TIAA-CREF Funds:
Core Bond	371,267	14,846	27,978	(474)	(503)	4,059	357,158
Core Plus Bond	232,885	6,286	17,298	(196)	(577)	3,022	221,100
Emerging Markets Debt	38,552	1,067	6,253	75	(1,529)	897	31,912
Emerging Markets Equity	29,494	8,535	2,956	(97)	(6,338)	—	28,638
Growth & Income	73,262	7	16,868	6,672	(1,345)	368	61,728
High-Yield	35,732	911	2,421	(170)	(396)	871	33,656
Inflation-Linked Bond	153,204	7,929	13,381	149	(94)	4,296	147,807
International Bond	37,427	1,381	3,357	(18)	(42)	—	35,391
International Equity	67,154	14,181	8,586	570	(3,120)	—	70,199
International Opportunities	48,032	10,715	8,095	1,805	(3,113)	—	49,344
Large-Cap Growth	79,257	1,003	13,126	2,351	2,831	—	72,316
Large-Cap Growth Index	79,104	341	91,506	21,403	(9,342)	—	—
Large-Cap Value	81,996	421	20,196	5,631	(5,242)	—	62,610
Quant International Small-Cap Equity	31,628	6,268	2,804	59	(1,462)	—	33,689
Quant Small-Cap Equity	23,091	188	5,450	2,038	(1,954)	—	17,913
Quant Small/Mid-Cap Equity	26,513	37	6,231	2,458	(1,716)	—	21,061
Short-Term Bond	152,450	9,926	13,367	(62)	(1,379)	1,337	147,568
TIAA-CREF Real Property Fund LPa	68,560	5,645	5,482	126	5,237	860	74,086
	$1,832,468	$179,146	$307,149	$45,959	$(38,056)	$18,369	$1,712,368

116	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2020 Fund
Nuveen Funds:
Dividend Growth	$176,233	$8,467	$34,259	$3,470	$260	$5,285	$154,171
Dividend Value	198,734	4,252	42,237	3,168	(8,044)	1,311	155,873
Growth Opportunities ETF	—	183,616	2,840	(104)	(83)	—	180,589
International Growth	116,976	26,593	10,992	265	(10,068)	—	122,774
TIAA-CREF Funds:
Core Bond	780,211	40,752	48,556	(897)	(1,371)	8,640	770,139
Core Plus Bond	489,542	17,792	28,893	(347)	(1,420)	6,434	476,674
Emerging Markets Debt	81,487	3,101	12,615	152	(3,273)	1,902	68,852
Emerging Markets Equity	71,568	22,829	6,829	(264)	(15,629)	—	71,675
Growth & Income	177,622	1,184	37,631	14,247	(1,355)	902	154,067
High-Yield	75,079	3,363	4,569	(133)	(1,096)	1,852	72,644
Inflation-Linked Bond	251,232	17,904	18,540	71	18	7,140	250,685
International Bond	78,585	4,277	6,376	(48)	(99)	—	76,339
International Equity	162,977	34,393	15,798	1,292	(7,728)	—	175,136
International Opportunities	116,694	26,189	16,384	3,097	(6,512)	—	123,084
Large-Cap Growth	191,889	3,358	27,479	4,135	8,346	—	180,249
Large-Cap Growth Index	191,699	998	222,111	52,057	(22,643)	—	—
Large-Cap Value	198,892	1,145	44,843	12,680	(11,805)	—	156,069
Quant International Small-Cap Equity	76,705	16,044	5,137	68	(3,622)	—	84,058
Quant Small-Cap Equity	55,983	551	11,996	4,136	(3,955)	—	44,719
Quant Small/Mid-Cap Equity	64,241	416	14,264	5,465	(3,638)	—	52,220
Short-Term Bond	250,139	19,730	17,098	(86)	(2,335)	2,228	250,350
TIAA-CREF Real Property Fund LPa	147,859	13,011	8,201	157	11,604	1,870	164,430
	$3,954,347	$449,965	$637,648	$102,581	$(84,448)	$37,564	$3,784,797

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	117

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2025 Fund
Nuveen Funds:
Dividend Growth	$287,516	$14,308	$49,891	$4,919	$1,077	$8,783	$257,929
Dividend Value	323,309	5,720	59,801	3,975	(12,147)	2,170	261,056
Growth Opportunities ETF	—	305,615	3,688	(132)	(192)	—	301,603
International Growth	189,630	42,860	11,547	256	(16,659)	—	204,540
TIAA-CREF Funds:
Core Bond	959,635	72,404	42,328	(1,428)	(1,635)	10,839	986,648
Core Plus Bond	602,554	34,457	23,753	(505)	(1,855)	8,070	610,898
Emerging Markets Debt	101,716	4,607	14,254	91	(4,057)	2,395	88,103
Emerging Markets Equity	116,447	38,248	8,266	(474)	(25,729)	—	120,226
Growth & Income	288,270	123	51,738	19,934	1,126	1,484	257,715
High-Yield	92,306	5,759	3,535	(50)	(1,526)	2,320	92,954
Inflation-Linked Bond	237,503	21,575	11,414	(37)	112	6,862	247,739
International Bond	96,698	7,630	6,359	(106)	(96)	—	97,767
International Equity	265,281	56,176	18,543	1,629	(12,408)	—	292,135
International Opportunities	189,536	41,731	20,215	3,936	(9,737)	—	205,251
Large-Cap Growth	312,012	5,513	36,744	5,500	14,701	—	300,982
Large-Cap Growth Index	311,361	668	360,338	84,479	(36,170)	—	—
Large-Cap Value	322,456	2,781	65,494	17,335	(15,991)	—	261,087
Quant International Small-Cap Equity	124,786	26,124	4,734	11	(5,992)	—	140,195
Quant Small-Cap Equity	90,981	877	17,222	5,507	(5,288)	—	74,855
Quant Small/Mid-Cap Equity	104,348	271	20,191	7,326	(4,368)	—	87,386
Short-Term Bond	236,602	25,634	12,537	(83)	(2,273)	2,150	247,343
TIAA-CREF Real Property Fund LPa	203,618	18,761	5,017	56	16,455	2,610	233,873
	$5,456,565	$731,842	$847,609	$152,139	$(122,652)	$47,683	$5,370,285

118	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales Proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2030 Fund
Nuveen Funds:
Dividend Growth	$357,117	$18,368	$57,000	$5,202	$2,193	$11,068	$325,880
Dividend Value	402,425	5,637	67,981	4,455	(14,664)	2,717	329,872
Growth Opportunities ETF	—	385,807	4,316	(155)	(297)	—	381,039
International Growth	236,286	57,600	13,619	492	(21,318)	—	259,441
TIAA-CREF Funds:
Core Bond	879,449	88,034	48,570	(1,764)	(1,177)	10,012	915,972
Core Plus Bond	553,750	42,021	26,432	(591)	(1,650)	7,456	567,098
Emerging Markets Debt	95,300	6,316	15,901	38	(3,741)	2,235	82,012
Emerging Markets Equity	144,353	52,247	11,125	(1,096)	(31,884)	—	152,495
Growth & Income	358,006	118	58,706	22,375	3,844	1,859	325,637
High-Yield	84,945	5,946	3,173	(12)	(1,451)	2,144	86,255
Inflation-Linked Bond	137,038	17,775	4,628	(42)	87	4,031	150,230
International Bond	88,966	8,531	6,407	(146)	(48)	—	90,896
International Equity	329,081	75,028	21,367	1,594	(15,278)	—	369,058
International Opportunities	235,319	53,581	21,934	4,671	(12,149)	—	259,488
Large-Cap Growth	387,447	8,105	40,199	5,530	19,384	—	380,267
Large-Cap Growth Index	387,398	703	448,294	104,564	(44,371)	—	—
Large-Cap Value	401,174	2,536	75,446	19,643	(18,017)	—	329,890
Quant International Small-Cap Equity	154,582	34,169	4,018	3	(7,626)	—	177,110
Quant Small-Cap Equity	113,124	1,232	20,057	5,931	(5,663)	—	94,567
Quant Small/Mid-Cap Equity	130,048	104	23,200	8,101	(4,476)	—	110,577
Short-Term Bond	136,452	20,932	6,123	(43)	(1,361)	1,270	149,857
TIAA-CREF Real Property Fund LPa	217,338	20,603	2,593	— ^	17,767	2,800	253,115
	$5,829,598	$905,393	$981,089	$178,750	$(141,896)	$45,592	$5,790,756

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	119

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2035 Fund
Nuveen Funds:
Dividend Growth	$418,613	$21,362	$63,447	$5,327	$3,234	$13,073	$385,089
Dividend Value	473,288	5,858	77,229	4,806	(16,939)	3,207	389,784
Growth Opportunities ETF	—	456,616	5,732	(206)	(372)	—	450,306
International Growth	278,455	66,776	13,687	505	(25,250)	—	306,799
TIAA-CREF Funds:
Core Bond	757,070	86,276	50,865	(1,804)	(744)	8,646	789,933
Core Plus Bond	478,051	38,574	25,538	(577)	(1,346)	6,442	489,164
Emerging Markets Debt	84,560	4,750	15,528	76	(3,271)	1,962	70,587
Emerging Markets Equity	169,834	62,406	13,068	(1,249)	(37,702)	—	180,221
Growth & Income	420,677	627	67,428	25,382	5,463	2,191	384,721
High-Yield	73,328	6,035	3,667	(13)	(1,252)	1,853	74,431
Inflation-Linked Bond	21,093	12,874	447	(4)	26	723	33,542
International Bond	76,808	7,330	5,701	(151)	(14)	—	78,272
International Equity	386,883	85,755	20,113	1,577	(17,784)	—	436,318
International Opportunities	277,329	58,300	19,866	4,080	(13,183)	—	306,660
Large-Cap Growth	455,471	10,396	45,658	5,974	23,211	—	449,394
Large-Cap Growth Index	455,314	1,084	527,216	122,512	(51,694)	—	—
Large-Cap Value	471,601	2,205	85,824	22,026	(20,200)	—	389,808
Quant International Small-Cap Equity	181,429	40,904	4,007	13	(9,077)	—	209,262
Quant Small-Cap Equity	132,959	1,537	23,040	6,363	(6,076)	—	111,743
Quant Small/Mid-Cap Equity	152,953	282	26,801	9,090	(4,829)	—	130,695
Short-Term Bond	20,995	13,457	793	(6)	(278)	238	33,375
TIAA-CREF Real Property Fund LPa	223,987	19,911	516	4	18,350	2,889	261,736
	$6,010,698	$1,003,315	$1,096,171	$203,725	$(159,727)	$41,224	$5,961,840

120	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2040 Fund
Nuveen Funds:
Dividend Growth	$556,953	$30,794	$81,460	$6,140	$5,073	$17,521	$517,500
Dividend Value	629,102	8,732	97,476	5,663	(22,050)	4,271	523,971
Growth Opportunities ETF	—	613,109	7,086	(254)	(634)	—	605,135
International Growth	371,415	93,776	21,065	797	(33,894)	—	411,029
TIAA-CREF Funds:
Core Bond	598,045	96,769	45,787	(1,603)	(604)	6,954	646,820
Core Plus Bond	381,437	46,623	25,533	(544)	(1,072)	5,196	400,911
Emerging Markets Debt	73,261	6,040	18,868	139	(2,777)	1,651	57,795
Emerging Markets Equity	226,154	83,286	15,637	(1,402)	(50,602)	—	241,799
Growth & Income	560,768	1,292	85,692	32,019	8,985	2,921	517,372
High-Yield	58,508	6,985	3,469	(14)	(1,025)	1,495	60,985
International Bond	61,285	8,032	5,119	(149)	12	—	64,061
International Equity	515,718	113,811	20,802	1,941	(24,023)	—	586,645
International Opportunities	367,994	78,555	22,954	4,411	(16,699)	—	411,307
Large-Cap Growth	606,728	11,102	53,914	6,881	31,789	—	602,586
Large-Cap Growth Index	606,868	461	701,658	162,992	(68,663)	—	—
Large-Cap Value	629,317	2,201	109,920	28,207	(25,902)	—	523,903
Quant International Small-Cap Equity	241,733	55,849	4,625	15	(12,232)	—	280,740
Quant Small-Cap Equity	176,905	3,289	30,205	7,390	(7,065)	—	150,314
Quant Small/Mid-Cap Equity	204,130	271	34,131	11,399	(5,752)	—	175,917
TIAA-CREF Real Property Fund LPa	265,536	26,779	2,082	13	21,765	3,423	312,011
	$7,131,857	$1,287,756	$1,387,483	$264,041	$(205,370)	$43,432	$7,090,801

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	121

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2045 Fund
Nuveen Funds:
Dividend Growth	$401,127	$22,484	$50,032	$3,204	$4,792	$12,855	$381,575
Dividend Value	453,962	9,646	65,224	3,407	(15,405)	3,110	386,386
Growth Opportunities ETF	—	451,434	4,553	(163)	(536)	—	446,182
International Growth	267,576	69,664	10,055	374	(24,780)	—	302,779
TIAA-CREF Funds:
Core Bond	177,331	53,319	24,232	(771)	(3)	2,156	205,644
Core Plus Bond	116,786	23,549	12,287	(229)	(297)	1,622	127,522
Emerging Markets Debt	28,581	2,359	11,688	201	(1,061)	589	18,392
Emerging Markets Equity	163,596	61,942	9,254	(649)	(37,414)	—	178,221
Growth & Income	403,371	2,337	53,827	18,325	11,333	2,118	381,539
High-Yield	17,913	3,195	1,387	(7)	(324)	468	19,390
International Bond	18,765	3,828	2,167	(58)	16	—	20,384
International Equity	371,531	89,469	12,906	639	(16,891)	—	431,842
International Opportunities	266,294	62,220	14,764	1,031	(10,371)	—	304,410
Large-Cap Growth	437,556	14,784	35,565	3,300	24,479	—	444,554
Large-Cap Growth Index	436,635	1,536	506,583	117,104	(48,692)	—	—
Large-Cap Value	452,890	5,027	72,931	15,165	(13,603)	—	386,548
Quant International Small-Cap Equity	174,012	44,196	2,272	4	(9,076)	—	206,864
Quant Small-Cap Equity	127,786	2,918	19,821	5,239	(5,089)	—	111,033
Quant Small/Mid-Cap Equity	147,447	344	22,070	6,819	(2,754)	—	129,786
TIAA-CREF Real Property Fund LPa	172,347	21,378	1,094	8	14,311	2,241	206,950
	$4,635,506	$945,629	$932,712	$172,943	$(131,365)	$25,159	$4,690,001

122	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2050 Fund
Nuveen Funds:
Dividend Growth	$301,504	$18,585	$33,918	$1,862	$4,041	$9,793	$292,074
Dividend Value	338,928	9,119	43,189	1,889	(10,977)	2,352	295,770
Growth Opportunities ETF	—	344,817	2,807	(101)	(477)	—	341,432
International Growth	200,075	55,360	5,504	182	(18,814)	—	231,299
TIAA-CREF Funds:
Core Bond	83,983	25,500	20,078	(457)	153	989	89,101
Core Plus Bond	57,235	8,474	10,066	(171)	(25)	751	55,447
Emerging Markets Debt	16,755	852	9,209	321	(721)	316	7,998
Emerging Markets Equity	122,688	49,698	7,296	(538)	(28,294)	—	136,258
Growth & Income	301,687	3,677	35,587	10,299	12,019	1,602	292,095
High-Yield	8,791	1,039	1,260	— ^	(142)	217	8,428
International Bond	9,195	1,466	1,820	(32)	20	—	8,829
International Equity	278,007	72,233	7,479	352	(12,845)	—	330,268
International Opportunities	200,207	50,055	10,150	664	(7,975)	—	232,801
Large-Cap Growth	327,901	15,706	24,505	1,543	19,174	—	339,819
Large-Cap Growth Index	326,552	4,146	382,228	87,518	(35,988)	—	—
Large-Cap Value	338,761	5,520	49,531	8,605	(7,486)	—	295,869
Quant International
Small-Cap Equity	130,367	35,909	1,252	(1)	(6,969)	—	158,054
Quant Small-Cap Equity	95,572	2,889	13,632	3,163	(3,027)	—	84,965
Quant Small/Mid-Cap Equity	110,176	372	14,137	4,088	(1,045)	—	99,454
TIAA-CREF Real Property Fund LPa	125,377	17,304	808	7	10,492	1,638	152,372
	$3,373,761	$722,721	$674,456	$119,193	$(88,886)	$17,658	$3,452,333

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	123

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2055 Fund
Nuveen Funds:
Dividend Growth	$128,593	$10,549	$13,303	$352	$2,123	$4,268	$128,314
Dividend Value	144,638	5,500	16,304	547	(4,496)	1,017	129,885
Growth Opportunities ETF	—	150,926	834	(30)	(230)	—	149,832
International Growth	85,350	26,915	2,141	43	(8,239)	—	101,928
TIAA-CREF Funds:
Core Bond	26,120	10,037	7,426	(153)	46	316	28,624
Core Plus Bond	18,372	3,291	3,762	(61)	(2)	243	17,838
Emerging Markets Debt	6,217	398	3,910	136	(269)	113	2,572
Emerging Markets Equity	52,248	22,913	2,685	(221)	(12,371)	—	59,884
Growth & Income	128,671	3,745	13,855	2,203	7,418	690	128,182
High-Yield	2,822	442	507	— ^	(46)	70	2,711
International Bond	2,952	606	727	(13)	8	—	2,826
International Equity	118,625	34,282	2,733	112	(5,551)	—	144,735
International Opportunities	85,162	23,768	3,358	182	(3,451)	—	102,303
Large-Cap Growth	139,901	12,495	11,619	179	8,661	—	149,617
Large-Cap Growth Index	139,268	4,350	165,821	37,310	(15,107)	—	—
Large-Cap Value	144,353	3,673	18,355	2,452	(2,016)	—	130,107
Quant International Small-Cap Equity	55,578	17,006	251	(2)	(3,079)	—	69,252
Quant Small-Cap Equity	40,785	2,374	5,796	875	(844)	—	37,394
Quant Small/Mid-Cap Equity	46,895	1,054	5,593	1,212	95	—	43,663
TIAA-CREF Real Property Fund LPa	52,724	8,751	35	— ^	4,498	698	65,938
	$1,419,274	$343,075	$279,015	$45,123	$(32,852)	$7,415	$1,495,605

124	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle 2060 Fund
Nuveen Funds:
Dividend Growth	$36,272	$6,261	$3,645	$(64)	$722	$1,294	$39,546
Dividend Value	40,776	4,307	4,005	(66)	(1,106)	299	39,906
Growth Opportunities ETF	—	46,069	—	—	(90)	—	45,979
International Growth	24,041	10,279	434	—	(2,517)	—	31,369
TIAA-CREF Funds:
Core Bond	4,716	2,947	1,813	(30)	6	62	5,826
Core Plus Bond	3,531	1,161	1,074	(17)	4	48	3,605
Emerging Markets Debt	1,499	165	1,117	33	(61)	26	519
Emerging Markets Equity	14,746	7,914	457	(47)	(3,707)	—	18,449
Growth & Income	36,373	3,639	3,542	20	2,808	202	39,298
High-Yield	542	157	142	— ^	(10)	14	547
International Bond	567	217	206	(2)	2	—	578
International Equity	33,418	13,512	551	5	(1,681)	—	44,703
International Opportunities	24,060	9,411	848	16	(1,099)	—	31,540
Large-Cap Growth	39,483	7,806	3,455	(69)	2,552	—	46,317
Large-Cap Growth Index	39,204	4,102	49,790	10,464	(3,980)	—	—
Large-Cap Value	40,755	3,382	4,247	(5)	116	—	40,001
Quant International Small-Cap Equity	15,767	6,730	125	(2)	(970)	—	21,400
Quant Small-Cap Equity	11,506	1,349	1,370	— ^	(2)	—	11,483
Quant Small/Mid-Cap Equity	13,191	1,298	1,454	21	356	—	13,412
TIAA-CREF Real Property Fund LPa	14,655	3,990	—	— ^	1,322	201	19,967
	$395,102	$134,696	$78,275	$10,257	$(7,335)	$2,146	$454,445

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	125

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/21
Lifecycle 2065 Fund
Nuveen Funds:
Dividend Growth	$649	$451	$90	$(1)		$5	$25		$1,014
Dividend Value	729	419	92	(1)		(29)	5		1,026
Growth Opportunities ETF	—	1,182	—	—		(4)	—		1,178
International Growth	430	473	20	—	^	(61)	—		822
TIAA-CREF Funds:
Core Bond	47	89	55	—	^	— ^	1		81
Core Plus Bond	34	50	34	—	^	— ^	—	^	50
Emerging Markets Debt	12	7	11	—	^	(1)	—	^	7
Emerging Markets Equity	263	303	7	(1)		(74)	—		484
Growth & Income	651	390	72	—	^	43	4		1,012
High-Yield	5	8	5	—	^	—	—	^	8
International Bond	5	9	6	—	^	—	—		8
International Equity	596	636	21	—	^	(47)	—		1,164
International Opportunities	429	441	16	—	^	(34)	—		820
Large-Cap Growth	704	619	145	(11)		42	—		1,209
Large-Cap Growth Index	702	157	976	188		(71)	—		—
Large-Cap Value	728	405	98	(1)		(7)	—		1,027
Quant International Small-Cap Equity	280	312	7	—	^	(25)	—		560
Quant Small-Cap Equity	206	117	25	—	^	(4)	—		294
Quant Small/Mid-Cap Equity	236	134	29	—	^	2	—		343
TIAA-CREF Real Property Fund LPa	259	205	—	—		24	4		488
	$6,965	$6,407	$1,709	$173		$(241)	$39		$11,595
^	Some amounts represent less than $1,000.
[a]	Restricted security

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2021, there were no inter-fund borrowing or lending transactions.

126	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2021, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	127

Additional information about
index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of

128	2021 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Funds ■ 2021 Semiannual Report	129

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

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TIAA-CREF Funds	November 30, 2021

TIAA-CREF
Lifecycle Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX
Lifecycle Index 2065 Fund	TFITX	TFIHX	TFIPX	TFIRX

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	3

Letter to investors

Global financial markets generated mixed results for the six months ended November 30, 2021, as the economic implications of COVID-19 and subsequent variant strains differed among countries. U.S. equities advanced amid continued economic expansion during the period. However, foreign stocks posted losses, with emerging markets declining more than international developed markets. U.S. fixed-income securities rose modestly as U.S. Treasury yields fell across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.

•	All of the TIAA-CREF Lifecycle Index Funds edged higher for the period but underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 1.8% for the Lifecycle Index Retirement Income Fund to 2.8% for the Lifecycle Index 2050, 2055 and 2060 Funds.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.

U.S. and international stocks posted mixed results

U.S. equities advanced for the six months as the economy continued to expand. However, business activity slowed late in the period as supply-chain bottlenecks limited the delivery of certain products, and companies struggled to hire more workers. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 7.6%. The Fed maintained short-term interest rates at historically low levels but in November began reducing the pace of its bond-buying program designed to support the economy and credit markets.

International stocks trailed their U.S. counterparts. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 27 emerging-markets countries, returned –6.2% in U.S.-dollar terms. The economy of the 19-nation euro area returned to moderate growth in the second and third quarters of 2021. However, China’s economic growth decelerated year-over-year during the same period.

U.S. investment-grade bonds posted modest gains as U.S. Treasury yields declined across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 1.0% for the period.

4	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Reflecting on the past, preparing for the future

After posting strong returns in 2019 and 2020, the U.S. stock market is currently on track to register a third consecutive positive year. There is an old adage in investing that states, “A bull market climbs a wall of worry,” meaning that investors tend to get nervous when markets continue to rise. At the end of every year, as we reflect on our financial progress and consider our future goals, it’s natural to wonder where the markets are headed and how we should position our portfolios.

As investment professionals, we have looked over the history of market fluctuations and have forged a primary belief that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise approaches in dealing with the ever-present factors of risk and uncertainty. The TIAA-CREF Lifecycle Index Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 46 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 27 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021–November 30, 2021).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )
Retirement Income Fund actual return	$1,000.00	$1,018.91	$0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2010 Fund actual return	1,000.00	1,018.75	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2015 Fund actual return	1,000.00	1,019.84	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2020 Fund actual return	1,000.00	1,020.77	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2025 Fund actual return	1,000.00	1,022.36	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2030 Fund actual return	1,000.00	1,023.67	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2035 Fund actual return	1,000.00	1,025.61	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2040 Fund actual return	1,000.00	1,026.85	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2045 Fund actual return	1,000.00	1,028.23	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2050 Fund actual return	1,000.00	1,028.67	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2055 Fund actual return	1,000.00	1,028.63	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2060 Fund actual return	1,000.00	1,029.11	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51
2065 Fund actual return	1,000.00	1,030.52	0.51
5% annual hypothetical return	1,000.00	1,024.57	0.51

10	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.10% for the Retirement Income Fund, 0.10% for the 2010 Fund, 0.10% for the 2015 Fund, 0.10% for the 2020 Fund, 0.10% for the 2025 Fund, 0.10% for the 2030 Fund, 0.10% for the 2035 Fund, 0.10% for the 2040 Fund, 0.10% for the 2045 Fund, 0.10% for the 2050 Fund, 0.10% for the 2055 Fund, 0.10% for the 2060 Fund and 0.10% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Index Funds Advisor Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )
Retirement Income Fund actual return	$1,000.00	$1,018.95	$1.01
5% annual hypothetical return	1,000.00	1,024.07	1.01
2010 Fund actual return	1,000.00	1,018.20	1.01
5% annual hypothetical return	1,000.00	1,024.07	1.01
2015 Fund actual return	1,000.00	1,019.33	1.01
5% annual hypothetical return	1,000.00	1,024.07	1.01
2020 Fund actual return	1,000.00	1,020.32	1.01
5% annual hypothetical return	1,000.00	1,024.07	1.01
2025 Fund actual return	1,000.00	1,021.51	1.01
5% annual hypothetical return	1,000.00	1,024.07	1.01
2030 Fund actual return	1,000.00	1,023.29	1.01
5% annual hypothetical return	1,000.00	1,024.07	1.01
2035 Fund actual return	1,000.00	1,024.87	1.02
5% annual hypothetical return	1,000.00	1,024.07	1.01
2040 Fund actual return	1,000.00	1,026.14	1.02
5% annual hypothetical return	1,000.00	1,024.07	1.01
2045 Fund actual return	1,000.00	1,027.57	1.02
5% annual hypothetical return	1,000.00	1,024.07	1.01
2050 Fund actual return	1,000.00	1,028.00	1.02
5% annual hypothetical return	1,000.00	1,024.07	1.01
2055 Fund actual return	1,000.00	1,028.68	1.02
5% annual hypothetical return	1,000.00	1,024.07	1.01
2060 Fund actual return	1,000.00	1,028.56	1.02
5% annual hypothetical return	1,000.00	1,024.07	1.01
2065 Fund actual return	1,000.00	1,030.52	0.56
5% annual hypothetical return	1,000.00	1,024.52	0.56

12	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.20% for the Retirement Income Fund, 0.20% for the 2010 Fund, 0.20% for the 2015 Fund, 0.20% for the 2020 Fund, 0.20% for the 2025 Fund, 0.20% for the 2030 Fund, 0.20% for the 2035 Fund, 0.20% for the 2040 Fund, 0.20% for the 2045 Fund, 0.20% for the 2050 Fund, 0.20% for the 2055 Fund, 0.20% for the 2060 Fund and 0.11% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	13

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Index Funds Premier Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )
Retirement Income Fund actual return	$1,000.00	$1,018.75	$1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2010 Fund actual return	1,000.00	1,018.27	1.26
5% annual hypothetical return	1,000.00	1,023.82	1.27
2015 Fund actual return	1,000.00	1,018.88	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2020 Fund actual return	1,000.00	1,020.40	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2025 Fund actual return	1,000.00	1,021.56	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2030 Fund actual return	1,000.00	1,023.38	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2035 Fund actual return	1,000.00	1,024.58	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2040 Fund actual return	1,000.00	1,025.89	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2045 Fund actual return	1,000.00	1,027.67	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2050 Fund actual return	1,000.00	1,028.12	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2055 Fund actual return	1,000.00	1,028.29	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2060 Fund actual return	1,000.00	1,028.60	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27
2065 Fund actual return	1,000.00	1,028.11	1.27
5% annual hypothetical return	1,000.00	1,023.82	1.27

14	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income Fund, 0.25% for the 2010 Fund, 0.25% for the 2015 Fund, 0.25% for the 2020 Fund, 0.25% for the 2025 Fund, 0.25% for the 2030 Fund, 0.25% for the 2035 Fund, 0.25% for the 2040 Fund, 0.25% for the 2045 Fund, 0.25% for the 2050 Fund, 0.25% for the 2055 Fund, 0.25% for the 2060 Fund and 0.25% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	15

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )
Retirement Income Fund actual return	$1,000.00	$1,017.66	$1.77
5% annual hypothetical return	1,000.00	1,023.31	1.78
2010 Fund actual return	1,000.00	1,017.82	1.77
5% annual hypothetical return	1,000.00	1,023.31	1.78
2015 Fund actual return	1,000.00	1,018.95	1.77
5% annual hypothetical return	1,000.00	1,023.31	1.78
2020 Fund actual return	1,000.00	1,019.49	1.77
5% annual hypothetical return	1,000.00	1,023.31	1.78
2025 Fund actual return	1,000.00	1,021.22	1.77
5% annual hypothetical return	1,000.00	1,023.31	1.78
2030 Fund actual return	1,000.00	1,022.64	1.77
5% annual hypothetical return	1,000.00	1,023.31	1.78
2035 Fund actual return	1,000.00	1,023.90	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78
2040 Fund actual return	1,000.00	1,025.62	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78
2045 Fund actual return	1,000.00	1,027.08	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78
2050 Fund actual return	1,000.00	1,027.55	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78
2055 Fund actual return	1,000.00	1,027.48	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78
2060 Fund actual return	1,000.00	1,027.52	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78
2065 Fund actual return	1,000.00	1,026.53	1.78
5% annual hypothetical return	1,000.00	1,023.31	1.78

16	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.35% for the 2015 Fund, 0.35% for the 2020 Fund, 0.35% for the 2025 Fund, 0.35% for the 2030 Fund, 0.35% for the 2035 Fund, 0.35% for the 2040 Fund, 0.35% for the 2045 Fund, 0.35% for the 2050 Fund, 0.35% for the 2055 Fund, 0.35% for the 2060 Fund and 0.35% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	17

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2021

All of the TIAA-CREF Lifecycle Index Funds registered gains that generally approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 1.77% for the Retirement Income Fund to 2.75% for the 2050, 2055 and 2060 Funds. The performance tables show returns for all share classes of the funds.

While lower, the funds’ returns were generally within range of their composite benchmarks, which represent market performance without any fees or expenses. For the six months, the difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.05 of a percentage point for the 2045 and 2050 Funds to 0.21 of a percentage point for the 2065 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Growing economy lifted U.S. stocks higher

The U.S. economy grew at a solid pace during the period, though concerns over new COVID-19 variants and supply-chain bottlenecks contributed to a decelerating rate of expansion. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 6.7% during the second quarter of 2021 but slowed to 2.1% in the third quarter, according to the government’s “second” estimate. The unemployment rate declined every month during the period, falling to 4.2% in November. Core inflation, which includes all items except food and energy, rose 4.9% over the twelve months ended in November. Oil prices rose to nearly $86 per barrel before falling back to $66 by the end of the period.

The Federal Reserve left the federal funds target rate unchanged over the six-month period, keeping the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks produced mixed results for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 7.62%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 27 emerging-markets countries, returned –6.17% in U.S.-dollar terms.

U.S. investment-grade bond performance was influenced by rising yields among short-term bonds and declining yields on those with longer maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, advanced 1.02%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index, returned –0.47%.

18	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Stock funds delivered largest gains

The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited from gains achieved by domestic stock and fixed-income investments. The Equity Index Fund produced the largest advance among all the underlying funds, while the International Equity Index Fund and Emerging Markets Equity Index Fund both lost ground. The Inflation-Linked Bond Fund registered the largest fixed-income gain, followed by the Bond Index Fund. The Short-Term Bond Index Fund posted a modest decline.

Funds with larger equity weightings generated higher returns

The Lifecycle Index Funds produced gains within an exceptionally narrow range for the period. Returns for all 13 of the TIAA-CREF Lifecycle Index Funds were within a single percentage point of each other. However, the size of each fund’s equity holdings made a slight difference. For example, the 2050, 2055 and 2060 Funds, each of which invests at least 90% of its assets in stocks, all returned 2.75%. By contrast, the 2010 Fund, which invests about 40% of its assets in equities, gained 1.78%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	19

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2021

Lifecycle Index Retirement Income Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	1.89%	7.86%	8.17%	6.97%		0.22%	0.10%
Advisor Class	12/4/15	1.90	7.76	8.11	6.83	†	0.33	0.21
Premier Class	9/30/09	1.87	7.70	8.01	6.82		0.37	0.25
Retirement Class	9/30/09	1.77	7.55	7.91	6.71		0.47	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	1.89	7.94	8.24	7.10		—	—
Broad market index
S&P Target Date Retirement Income Index	—	1.48	5.47	6.43	5.53		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	25.71	26.00
International equity	13.75	14.00
Fixed income
Fixed income	40.38	40.00
Short-term fixed income	10.06	10.00
Inflation-protected assets	10.08	10.00
Other assets & liabilities, net	0.02	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	21

Lifecycle Index 2010 Fund

Performance as of November 30, 2021

Lifecycle Index 2010 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	1.88%	7.74%	8.25%	7.37%		0.22%	0.10%
Advisor Class	12/4/15	1.82	7.65	8.21	7.24	†	0.31	0.20
Premier Class	9/30/09	1.83	7.57	8.09	7.21		0.37	0.25
Retirement Class	9/30/09	1.78	7.45	7.99	7.10		0.47	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	1.85	7.80	8.35	7.50		—	—
Broad market index
S&P Target Date 2010 Index	—	1.57	6.94	7.26	6.45		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 25.1% Russell 3000® Index; 13.5% MSCI EAFE + Emerging Markets Index; 11.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	24.76	24.70
International equity	13.25	13.30
Fixed income
Fixed income	40.28	40.00
Short-term fixed income	11.42	12.00
Inflation-protected assets	10.05	10.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	23

Lifecycle Index 2015 Fund

Performance as of November 30, 2021

Lifecycle Index 2015 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	1.98%	8.63%	8.85%	7.98%		0.20%	0.10%
Advisor Class	12/4/15	1.93	8.53	8.80	7.84	†	0.30	0.20
Premier Class	9/30/09	1.89	8.46	8.70	7.81		0.35	0.25
Retirement Class	9/30/09	1.89	8.38	8.59	7.71		0.45	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	1.96	8.71	8.95	8.11		—	—
Broad market index
S&P Target Date 2015 Index	—	1.79	8.30	7.95	7.28		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.3% Bloomberg U.S. Aggregate Bond Index; 28.3% Russell 3000® Index; 15.2% MSCI EAFE + Emerging Markets Index; 8.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 8.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	28.06	27.95
International equity	14.99	15.05
Fixed income
Fixed income	39.66	39.40
Short-term fixed income	8.61	8.80
Inflation-protected assets	8.62	8.80
Other assets & liabilities, net	0.06	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	25

Lifecycle Index 2020 Fund

Performance as of November 30, 2021

Lifecycle Index 2020 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.08%	9.53%	9.53%	8.69%		0.19%	0.10%
Advisor Class	12/4/15	2.03	9.45	9.43	8.53	†	0.29	0.21
Premier Class	9/30/09	2.04	9.43	9.37	8.53		0.34	0.25
Retirement Class	9/30/09	1.95	9.25	9.25	8.42		0.44	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	2.06	9.60	9.62	8.82		—	—
Broad market index
S&P Target Date 2020 Index	—	1.77	8.91	8.44	7.94		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.3% Bloomberg U.S. Aggregate Bond Index; 31.5% Russell 3000® Index; 17.0% MSCI EAFE + Emerging Markets Index; 6.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 6.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	31.32	31.20
International equity	16.73	16.80
Fixed income
Fixed income	38.72	38.40
Short-term fixed income	6.61	6.80
Inflation-protected assets	6.61	6.80
Other assets & liabilities, net	0.01	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	27

Lifecycle Index 2025 Fund

Performance as of November 30, 2021

Lifecycle Index 2025 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.24%	11.01%	10.43%	9.52%		0.19%	0.10%
Advisor Class	12/4/15	2.15	10.87	10.33	9.37	†	0.28	0.20
Premier Class	9/30/09	2.16	10.87	10.27	9.37		0.34	0.25
Retirement Class	9/30/09	2.12	10.76	10.15	9.26		0.44	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	2.19	11.05	10.52	9.66		—	—
Broad market index
S&P Target Date 2025 Index	—	1.82	11.04	9.46	8.77		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2025 Fund Composite Index consisted of: 36.2% Russell 3000® Index; 35.1% Bloomberg U.S. Aggregate Bond Index; 19.5% MSCI EAFE + Emerging Markets Index; 4.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 4.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	35.94	35.62
International equity	19.20	19.18
Fixed income
Fixed income	35.52	35.60
Short-term fixed income	4.59	4.80
Inflation-protected assets	4.60	4.80
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	29

Lifecycle Index 2030 Fund

Performance as of November 30, 2021

Lifecycle Index 2030 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.37%	12.58%	11.33%	10.36%		0.18%	0.10%
Advisor Class	12/4/15	2.33	12.48	11.24	10.19	†	0.28	0.21
Premier Class	9/30/09	2.34	12.41	11.18	10.20		0.33	0.25
Retirement Class	9/30/09	2.26	12.31	11.06	10.08		0.43	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	2.33	12.61	11.44	10.49		—	—
Broad market index
S&P Target Date 2030 Index	—	1.82	13.00	10.37	9.54		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2030 Fund Composite Index consisted of: 41.4% Russell 3000® Index; 31.1% Bloomberg U.S. Aggregate Bond Index; 22.3% MSCI EAFE + Emerging Markets Index; 2.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	41.25	40.82
International equity	22.05	21.98
Fixed income
Fixed income	31.59	31.60
Short-term fixed income	2.58	2.80
Inflation-protected assets	2.59	2.80
Other assets & liabilities, net	–0.06	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	31

Lifecycle Index 2035 Fund

Performance as of November 30, 2021

Lifecycle Index 2035 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.56%	14.19%	12.23%	11.16%		0.18%	0.10%
Advisor Class	12/4/15	2.49	14.05	12.16	11.01	†	0.27	0.20
Premier Class	9/30/09	2.46	13.99	12.06	10.99		0.32	0.25
Retirement Class	9/30/09	2.39	13.86	11.95	10.88		0.43	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	2.48	14.17	12.33	11.29		—	—
Broad market index
S&P Target Date 2035 Index	—	1.89	15.30	11.33	10.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2035 Fund Composite Index consisted of: 46.6% Russell 3000® Index; 27.1% Bloomberg U.S. Aggregate Bond Index; 25.1% MSCI EAFE + Emerging Markets Index; 0.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 0.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	46.41	46.02
International equity	24.77	24.78
Fixed income
Fixed income	27.52	27.60
Short-term fixed income	0.56	0.80
Inflation-protected assets	0.56	0.80
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	33

Lifecycle Index 2040 Fund

Performance as of November 30, 2021

Lifecycle Index 2040 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.68%	15.92%	13.11%	11.80%		0.17%	0.10%
Advisor Class	12/4/15	2.61	15.83	13.02	11.64	†	0.27	0.20
Premier Class	9/30/09	2.59	15.74	12.93	11.63		0.32	0.25
Retirement Class	9/30/09	2.56	15.66	12.82	11.52		0.42	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	2.62	15.92	13.19	11.92		—	—
Broad market index
S&P Target Date 2040 Index	—	1.92	16.90	11.99	10.78		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	51.75	51.22
International equity	27.63	27.58
Fixed income	20.57	21.20
Other assets & liabilities, net	0.05	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	35

Lifecycle Index 2045 Fund

Performance as of November 30, 2021

Lifecycle Index 2045 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.82%	17.75%	13.79%	12.16%		0.17%	0.10%
Advisor Class	12/4/15	2.76	17.62	13.67	11.98	†	0.27	0.21
Premier Class	9/30/09	2.77	17.58	13.61	11.98		0.32	0.25
Retirement Class	9/30/09	2.71	17.43	13.50	11.87		0.42	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	2.76	17.71	13.87	12.29		—	—
Broad market index
S&P Target Date 2045 Index	—	1.96	17.88	12.38	11.12		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2045 Fund Composite Index consisted of: 57.0% Russell 3000® Index; 30.7% MSCI EAFE + Emerging Markets Index; and 12.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	56.96	56.42
International equity	30.42	30.38
Fixed income	12.43	13.20
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	37

Lifecycle Index 2050 Fund

Performance as of November 30, 2021

Lifecycle Index 2050 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	2.87%	18.20%	13.96%	12.26%		0.17%	0.10%
Advisor Class	12/4/15	2.80	18.08	13.86	12.10	†	0.27	0.20
Premier Class	9/30/09	2.81	18.05	13.79	12.10		0.32	0.25
Retirement Class	9/30/09	2.75	17.91	13.67	11.98		0.43	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	2.80	18.18	14.05	12.40		—	—
Broad market index
S&P Target Date 2050 Index	—	1.93	18.36	12.63	11.37		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2050 Fund Composite Index consisted of: 59.1% Russell 3000® Index; 31.8% MSCI EAFE + Emerging Markets Index; and 9.1% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

38	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	59.10	58.99
International equity	31.56	31.76
Fixed income	9.29	9.25
Other assets & liabilities, net	0.05	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	39

Lifecycle Index 2055 Fund

Performance as of November 30, 2021

Lifecycle Index 2055 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	4/29/11	2.86%	18.48%	14.08%	12.35%		0.18%	0.10%
Advisor Class	12/4/15	2.87	18.39	14.02	12.19	†	0.28	0.20
Premier Class	4/29/11	2.83	18.31	13.92	12.19		0.33	0.25
Retirement Class	4/29/11	2.75	18.15	13.80	12.06		0.43	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	2.82	18.46	14.19	12.48		—	—
Broad market index
S&P Target Date 2055 Index	—	1.92	18.59	12.74	11.53		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2055 Fund Composite Index consisted of: 59.9% Russell 3000® Index; 32.2% MSCI EAFE + Emerging Markets Index; and 7.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

40	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	59.84	59.80
International equity	31.96	32.20
Fixed income	8.00	8.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	41

Lifecycle Index 2060 Fund

Performance as of November 30, 2021

Lifecycle Index 2060 Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	9/26/14	2.91%	18.70%	14.21%	11.00%		0.20%	0.10%
Advisor Class	12/4/15	2.86	18.57	14.14	10.89	†	0.30	0.20
Premier Class	9/26/14	2.86	18.56	14.05	10.83		0.35	0.25
Retirement Class	9/26/14	2.75	18.37	13.93	10.71		0.45	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	2.84	18.74	14.32	11.09	§	—	—
Broad market index
S&P Target Date 2060 Index	—	1.85	18.43	12.84	10.01	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2060 Fund Composite Index consisted of: 60.7% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; and 6.6% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

42	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	60.72	60.61
International equity	32.41	32.64
Fixed income	6.73	6.75
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	43

Lifecycle Index 2065 Fund

Performance as of November 30, 2021

Lifecycle Index 2065 Fund				Average annual		Annual operating
		Total return		total return		expenses*#
	Inception			since
	date	6 months	1 year	inception		gross	net
Institutional Class	9/30/20	3.05%	19.01%	25.46%		2.08%	0.10%
Advisor Class	9/30/20	3.05	19.14	25.49		2.16	0.18
Premier Class	9/30/20	2.81	18.86	25.23		2.24	0.25
Retirement Class	9/30/20	2.65	18.55	24.96		2.34	0.35
Lifecycle Index 2065 Fund Composite Index‡	—	2.86	19.02	25.64	§	—	—
Broad market indexes**
S&P Target Date 2065+ Index	—	1.98	18.59	25.24	§	—	—
S&P Target Date 2060 Index	—	1.85	18.43	25.09	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
‡	As of the close of business on November 30, 2021, the Lifecycle Index 2065 Fund Composite Index consisted of: 61.5% Russell 3000® Index; 33.1% MSCI EAFE + Emerging Markets Index; and 5.4% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	Previously, the Fund’s broad-market index comparison was to the S&P Target Date 2060 Index (formerly known as the S&P Target Date 2060+ Index), instead of the S&P Target Date 2065+ Index shown in the chart above. The returns of the S&P Target Date 2065+ Index, which Standard & Poor’s launched in 2021, are more appropriate for comparison purposes because they reflect multi-asset class exposure for the same target date as the Fund.

44	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2065 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/21	for 6/30/22
Equity
U.S. equity	61.27	61.43
International equity	33.06	33.07
Fixed income	5.44	5.50
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2022

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—40.4%
23,158,284	TIAA-CREF Bond Index Fund		$260,067,531	40.4%
	TOTAL FIXED INCOME		260,067,531	40.4
INFLATION-PROTECTED ASSETS—10.1%
5,189,120	TIAA-CREF Inflation-Linked Bond Fund		64,915,897	10.1
	TOTAL INFLATION-PROTECTED ASSETS		64,915,897	10.1
INTERNATIONAL EQUITY—13.8%
2,220,369	TIAA-CREF Emerging Markets Equity Index Fund		28,176,487	4.4
2,682,663	TIAA-CREF International Equity Index Fund		60,413,563	9.4
	TOTAL INTERNATIONAL EQUITY		88,590,050	13.8
SHORT-TERM FIXED INCOME—10.0%
6,454,752	TIAA-CREF Short-Term Bond Index Fund		64,805,713	10.0
	TOTAL SHORT-TERM FIXED INCOME		64,805,713	10.0
U.S. EQUITY—25.7%
4,926,586	TIAA-CREF Equity Index Fund		165,582,564	25.7
	TOTAL U.S. EQUITY		165,582,564	25.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $532,283,860)	643,961,755	100.0

	TOTAL PORTFOLIO	(Cost $532,283,860)	643,961,755	100.0
	OTHER ASSETS & LIABILITIES, NET		119,627	0.0
	NET ASSETS		$644,081,382	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—40.3%
25,012,615	TIAA-CREF Bond Index Fund		$280,891,669	40.3%
	TOTAL FIXED INCOME		280,891,669	40.3
INFLATION-PROTECTED ASSETS—10.1%
5,603,198	TIAA-CREF Inflation-Linked Bond Fund		70,096,005	10.1
	TOTAL INFLATION-PROTECTED ASSETS		70,096,005	10.1
INTERNATIONAL EQUITY—13.2%
2,315,134	TIAA-CREF Emerging Markets Equity Index Fund		29,379,052	4.2
2,798,134	TIAA-CREF International Equity Index Fund		63,013,975	9.0
	TOTAL INTERNATIONAL EQUITY		92,393,027	13.2
SHORT-TERM FIXED INCOME—11.4%
7,935,095	TIAA-CREF Short-Term Bond Index Fund		79,668,352	11.4
	TOTAL SHORT-TERM FIXED INCOME		79,668,352	11.4
U.S. EQUITY—24.8%
5,138,949	TIAA-CREF Equity Index Fund		172,720,075	24.8
	TOTAL U.S. EQUITY		172,720,075	24.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $547,096,002)	695,769,128	99.8

	TOTAL PORTFOLIO	(Cost $547,096,002)	695,769,128	99.8
	OTHER ASSETS & LIABILITIES, NET		1,669,299	0.2
	NET ASSETS		$697,438,427	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.7%
43,189,466	TIAA-CREF Bond Index Fund		$485,017,704	39.7%
	TOTAL FIXED INCOME		485,017,704	39.7
INFLATION-PROTECTED ASSETS—8.6%
8,424,225	TIAA-CREF Inflation-Linked Bond Fund		105,387,049	8.6
	TOTAL INFLATION-PROTECTED ASSETS		105,387,049	8.6
INTERNATIONAL EQUITY—15.0%
4,588,987	TIAA-CREF Emerging Markets Equity Index Fund		58,234,249	4.8
5,550,085	TIAA-CREF International Equity Index Fund		124,987,907	10.2
	TOTAL INTERNATIONAL EQUITY		183,222,156	15.0
SHORT-TERM FIXED INCOME—8.6%
10,483,596	TIAA-CREF Short-Term Bond Index Fund		105,255,305	8.6
	TOTAL SHORT-TERM FIXED INCOME		105,255,305	8.6
U.S. EQUITY—28.0%
10,206,398	TIAA-CREF Equity Index Fund		343,037,053	28.0
	TOTAL U.S. EQUITY		343,037,053	28.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $932,741,690)	1,221,919,267	99.9

	TOTAL PORTFOLIO	(Cost $932,741,690)	1,221,919,267	99.9
	OTHER ASSETS & LIABILITIES, NET		748,848	0.1
	NET ASSETS		$1,222,668,115	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—38.7%
118,319,359	TIAA-CREF Bond Index Fund		$1,328,726,400	38.7%
	TOTAL FIXED INCOME		1,328,726,400	38.7
INFLATION-PROTECTED ASSETS—6.6%
18,141,666	TIAA-CREF Inflation-Linked Bond Fund		226,952,238	6.6
	TOTAL INFLATION-PROTECTED ASSETS		226,952,238	6.6
INTERNATIONAL EQUITY—16.8%
14,379,648	TIAA-CREF Emerging Markets Equity Index Fund		182,477,732	5.4
17,390,628	TIAA-CREF International Equity Index Fund		391,636,951	11.4
	TOTAL INTERNATIONAL EQUITY		574,114,683	16.8
SHORT-TERM FIXED INCOME—6.6%
22,577,189	TIAA-CREF Short-Term Bond Index Fund		226,674,983	6.6
	TOTAL SHORT-TERM FIXED INCOME		226,674,983	6.6
U.S. EQUITY—31.3%
31,979,298	TIAA-CREF Equity Index Fund		1,074,824,213	31.3
	TOTAL U.S. EQUITY		1,074,824,213	31.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,648,167,988)	3,431,292,517	100.0

	TOTAL PORTFOLIO	(Cost $2,648,167,988)	3,431,292,517	100.0
	OTHER ASSETS & LIABILITIES, NET		351,341	0.0
	NET ASSETS		$3,431,643,858	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—35.5%
174,335,510	TIAA-CREF Bond Index Fund		$1,957,787,775	35.5%
	TOTAL FIXED INCOME		1,957,787,775	35.5
INFLATION-PROTECTED ASSETS—4.6%
20,254,324	TIAA-CREF Inflation-Linked Bond Fund		253,381,595	4.6
	TOTAL INFLATION-PROTECTED ASSETS		253,381,595	4.6
INTERNATIONAL EQUITY—19.2%
26,509,136	TIAA-CREF Emerging Markets Equity Index Fund		336,400,939	6.1
32,054,392	TIAA-CREF International Equity Index Fund		721,864,904	13.1
	TOTAL INTERNATIONAL EQUITY		1,058,265,843	19.2
SHORT-TERM FIXED INCOME—4.6%
25,198,239	TIAA-CREF Short-Term Bond Index Fund		252,990,318	4.6
	TOTAL SHORT-TERM FIXED INCOME		252,990,318	4.6
U.S. EQUITY—35.9%
58,956,094	TIAA-CREF Equity Index Fund		1,981,514,329	35.9
	TOTAL U.S. EQUITY		1,981,514,329	35.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,245,547,458)	5,503,939,860	99.8

	TOTAL PORTFOLIO	(Cost $4,245,547,458)	5,503,939,860	99.8
	OTHER ASSETS & LIABILITIES, NET		8,507,359	0.2
	NET ASSETS		$5,512,447,219	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.1%[a]
FIXED INCOME—31.6%
180,452,934	TIAA-CREF Bond Index Fund		$2,026,486,450	31.6%
	TOTAL FIXED INCOME		2,026,486,450	31.6
INFLATION-PROTECTED ASSETS—2.6%
13,262,974	TIAA-CREF Inflation-Linked Bond Fund		165,919,809	2.6
	TOTAL INFLATION-PROTECTED ASSETS		165,919,809	2.6
INTERNATIONAL EQUITY—22.0%
35,441,975	TIAA-CREF Emerging Markets Equity Index Fund		449,758,658	7.0
42,828,398	TIAA-CREF International Equity Index Fund		964,495,516	15.0
	TOTAL INTERNATIONAL EQUITY		1,414,254,174	22.0
SHORT-TERM FIXED INCOME—2.6%
16,503,581	TIAA-CREF Short-Term Bond Index Fund		165,695,954	2.6
	TOTAL SHORT-TERM FIXED INCOME		165,695,954	2.6
U.S. EQUITY—41.3%
78,751,721	TIAA-CREF Equity Index Fund		2,646,845,335	41.3
	TOTAL U.S. EQUITY		2,646,845,335	41.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,840,496,733)	6,419,201,722	100.1

	TOTAL PORTFOLIO	(Cost $4,840,496,733)	6,419,201,722	100.1
	OTHER ASSETS & LIABILITIES, NET		(4,061,277)	(0.1)
	NET ASSETS		$6,415,140,445	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—27.5%
150,186,571	TIAA-CREF Bond Index Fund		$1,686,595,193	27.5%
	TOTAL FIXED INCOME		1,686,595,193	27.5
INFLATION-PROTECTED ASSETS—0.6%
2,732,332	TIAA-CREF Inflation-Linked Bond Fund		34,181,479	0.6
	TOTAL INFLATION-PROTECTED ASSETS		34,181,479	0.6
INTERNATIONAL EQUITY—24.8%
38,035,437	TIAA-CREF Emerging Markets Equity Index Fund		482,669,693	7.9
45,995,847	TIAA-CREF International Equity Index Fund		1,035,826,465	16.9
	TOTAL INTERNATIONAL EQUITY		1,518,496,158	24.8
SHORT-TERM FIXED INCOME—0.5%
3,400,292	TIAA-CREF Short-Term Bond Index Fund		34,138,928	0.5
	TOTAL SHORT-TERM FIXED INCOME		34,138,928	0.5
U.S. EQUITY—46.4%
84,645,858	TIAA-CREF Equity Index Fund		2,844,947,279	46.4
	TOTAL U.S. EQUITY		2,844,947,279	46.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,468,941,571)	6,118,359,037	99.8

	TOTAL PORTFOLIO	(Cost $4,468,941,571)	6,118,359,037	99.8
	OTHER ASSETS & LIABILITIES, NET		11,282,010	0.2
	NET ASSETS		$6,129,641,047	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

52	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2040 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—20.6%
115,691,352	TIAA-CREF Bond Index Fund		$1,299,213,878	20.6%
	TOTAL FIXED INCOME		1,299,213,878	20.6
INTERNATIONAL EQUITY—27.6%
43,723,407	TIAA-CREF Emerging Markets Equity Index Fund		554,850,032	8.8
52,859,378	TIAA-CREF International Equity Index Fund		1,190,393,181	18.8
	TOTAL INTERNATIONAL EQUITY		1,745,243,213	27.6
U.S. EQUITY—51.7%
97,225,176	TIAA-CREF Equity Index Fund		3,267,738,180	51.7
	TOTAL U.S. EQUITY		3,267,738,180	51.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,417,573,848)	6,312,195,271	99.9

	TOTAL PORTFOLIO	(Cost $4,417,573,848)	6,312,195,271	99.9
	OTHER ASSETS & LIABILITIES, NET		3,277,523	0.1
	NET ASSETS		$6,315,472,794	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	53

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—12.4%
52,698,539	TIAA-CREF Bond Index Fund		$591,804,590	12.4%
	TOTAL FIXED INCOME		591,804,590	12.4
INTERNATIONAL EQUITY—30.4%
36,305,496	TIAA-CREF Emerging Markets Equity Index Fund		460,716,744	9.7
43,833,988	TIAA-CREF International Equity Index Fund		987,141,413	20.7
	TOTAL INTERNATIONAL EQUITY		1,447,858,157	30.4
U.S. EQUITY—57.0%
80,673,098	TIAA-CREF Equity Index Fund		2,711,422,810	57.0
	TOTAL U.S. EQUITY		2,711,422,810	57.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,335,256,835)	4,751,085,557	99.8

	TOTAL PORTFOLIO	(Cost $3,335,256,835)	4,751,085,557	99.8
	OTHER ASSETS & LIABILITIES, NET		8,863,423	0.2
	NET ASSETS		$4,759,948,980	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

54	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2050 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—9.3%
32,372,584	TIAA-CREF Bond Index Fund		$363,544,114	9.3%
	TOTAL FIXED INCOME		363,544,114	9.3
INTERNATIONAL EQUITY—31.5%
30,968,220	TIAA-CREF Emerging Markets Equity Index Fund		392,986,718	10.0
37,401,485	TIAA-CREF International Equity Index Fund		842,281,453	21.5
	TOTAL INTERNATIONAL EQUITY		1,235,268,171	31.5
U.S. EQUITY—59.1%
68,843,009	TIAA-CREF Equity Index Fund		2,313,813,526	59.1
	TOTAL U.S. EQUITY		2,313,813,526	59.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,760,571,768)	3,912,625,811	99.9

	TOTAL PORTFOLIO	(Cost $2,760,571,768)	3,912,625,811	99.9
	OTHER ASSETS & LIABILITIES, NET		1,982,552	0.1
	NET ASSETS		$3,914,608,363	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	55

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—8.0%
14,306,913	TIAA-CREF Bond Index Fund		$160,666,633	8.0%
	TOTAL FIXED INCOME		160,666,633	8.0
INTERNATIONAL EQUITY—32.0%
16,082,321	TIAA-CREF Emerging Markets Equity Index Fund		204,084,653	10.2
19,438,103	TIAA-CREF International Equity Index Fund		437,746,071	21.8
	TOTAL INTERNATIONAL EQUITY		641,830,724	32.0
U.S. EQUITY—59.8%
35,758,264	TIAA-CREF Equity Index Fund		1,201,835,245	59.8
	TOTAL U.S. EQUITY		1,201,835,245	59.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,477,513,258)	2,004,332,602	99.8

	TOTAL PORTFOLIO	(Cost $1,477,513,258)	2,004,332,602	99.8
	OTHER ASSETS & LIABILITIES, NET		3,980,867	0.2
	NET ASSETS		$2,008,313,469	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

56	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2060 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—6.8%
5,090,716	TIAA-CREF Bond Index Fund		$57,168,739	6.8%
	TOTAL FIXED INCOME		57,168,739	6.8
INTERNATIONAL EQUITY—32.4%
6,895,549	TIAA-CREF Emerging Markets Equity Index Fund		87,504,521	10.3
8,336,052	TIAA-CREF International Equity Index Fund		187,727,899	22.1
	TOTAL INTERNATIONAL EQUITY		275,232,420	32.4
U.S. EQUITY—60.7%
15,340,842	TIAA-CREF Equity Index Fund		515,605,708	60.7
	TOTAL U.S. EQUITY		515,605,708	60.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $665,913,586)	848,006,867	99.9

	TOTAL PORTFOLIO	(Cost $665,913,586)	848,006,867	99.9
	OTHER ASSETS & LIABILITIES, NET		1,217,978	0.1
	NET ASSETS		$849,224,845	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	57

Portfolio of investments (unaudited)

Lifecycle Index 2065 Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—5.5%
121,271	TIAA-CREF Bond Index Fund		$1,361,871	5.5%
	TOTAL FIXED INCOME		1,361,871	5.5
INTERNATIONAL EQUITY—33.0%
207,984	TIAA-CREF Emerging Markets Equity Index Fund		2,639,311	10.5
250,482	TIAA-CREF International Equity Index Fund		5,640,860	22.5
	TOTAL INTERNATIONAL EQUITY		8,280,171	33.0
U.S. EQUITY—61.3%
456,638	TIAA-CREF Equity Index Fund		15,347,611	61.3
	TOTAL U.S. EQUITY		15,347,611	61.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $23,328,904)	24,989,653	99.8

	TOTAL PORTFOLIO	(Cost $23,328,904)	24,989,653	99.8
	OTHER ASSETS & LIABILITIES, NET		58,719	0.2
	NET ASSETS		$25,048,372	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

58	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	59

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  November 30, 2021

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$643,961,755	$695,769,128	$1,221,919,267	$3,431,292,517	$5,503,939,860	$6,419,201,722
Cash	685,606	753,956	776,609	—	4,253,886	5,062,411
Receivable from securities transactions	1,198,711	1,358,440	2,600,969	8,038,097	14,286,674	18,472,561
Receivable from Fund shares sold	768,865	1,122,280	345,285	7,657,859	6,019,839	8,517,677
Dividends receivable	447,698	486,658	825,920	2,230,065	3,236,679	3,297,911
Due from affiliates	58,885	62,757	94,243	232,336	347,055	375,694
Other	18,826	30,714	56,251	124,902	157,971	169,747
Total assets	647,140,346	699,583,933	1,226,618,544	3,449,575,776	5,532,241,964	6,455,097,723
LIABILITIES
Management fees payable	94,319	101,639	176,098	483,756	755,864	858,629
Service agreement fees payable	10,128	16,866	25,303	64,127	104,945	111,552
Distribution fees payable	3,055	4,675	11,286	34,004	50,739	55,016
Due to affiliates	6,639	6,755	7,692	11,626	15,029	16,444
Overdraft payable	—	—	—	1,553,111	—	—
Payable for securities transactions	1,668,451	1,882,186	2,944,148	9,180,878	16,110,214	22,775,188
Payable for Fund shares redeemed	1,221,479	68,489	684,651	6,379,654	2,456,050	15,820,115
Payable for trustee compensation	18,443	30,281	55,526	122,853	154,806	166,182
Accrued expenses and other payables	36,450	34,615	45,725	101,909	147,098	154,152
Total liabilities	3,058,964	2,145,506	3,950,429	17,931,918	19,794,745	39,957,278
NET ASSETS	$644,081,382	$697,438,427	$1,222,668,115	$3,431,643,858	$5,512,447,219	$6,415,140,445
NET ASSETS CONSIST OF:
Paid-in-capital	$524,199,266	$528,805,971	$893,794,381	$2,534,039,839	$4,133,120,438	$4,748,916,446
Total distributable earnings (loss)	119,882,116	168,632,456	328,873,734	897,604,019	1,379,326,781	1,666,223,999
NET ASSETS	$644,081,382	$697,438,427	$1,222,668,115	$3,431,643,858	$5,512,447,219	$6,415,140,445
INSTITUTIONAL CLASS:
Net assets	$571,240,228	$578,106,794	$1,011,605,927	$2,853,714,743	$4,604,992,268	$5,437,240,965
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,811,044	31,302,437	51,785,162	135,043,099	201,436,411	220,544,273
Net asset value per share	$17.41	$18.47	$19.53	$21.13	$22.86	$24.65
ADVISOR CLASS:
Net assets	$2,748,024	$1,877,911	$2,544,367	$13,384,388	$23,379,848	$31,132,431
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	157,865	101,724	130,390	634,592	1,025,248	1,265,443
Net asset value per share	$17.41	$18.46	$19.51	$21.09	$22.80	$24.60
PREMIER CLASS:
Net assets	$24,207,198	$37,621,652	$89,863,947	$270,098,991	$402,803,184	$438,712,231
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,391,336	2,045,999	4,624,471	12,857,470	17,714,645	17,900,911
Net asset value per share	$17.40	$18.39	$19.43	$21.01	$22.74	$24.51
RETIREMENT CLASS:
Net assets	$45,885,932	$79,832,070	$118,653,874	$294,445,736	$481,271,919	$508,054,818
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,641,319	4,367,918	6,130,082	14,074,246	21,276,499	20,834,076
Net asset value per share	$17.37	$18.28	$19.36	$20.92	$22.62	$24.39
‡ Affiliated investments, cost	$532,283,860	$547,096,002	$932,741,690	$2,648,167,988	$4,245,547,458	$4,840,496,733

60	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	61

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ November 30, 2021

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund	Lifecycle Index 2065 Fund
ASSETS
Affiliated investments, at value‡	$6,118,359,037	$6,312,195,271	$4,751,085,557	$3,912,625,811	$2,004,332,602	$848,006,867	$24,989,653
Cash	6,456,549	7,624,429	6,406,365	4,888,010	2,996,607	1,046,755	209,512
Receivable from securities transactions	21,478,012	21,374,549	18,463,519	15,782,756	8,019,377	3,508,707	46,155
Receivable from Fund shares sold	8,296,075	8,408,424	7,176,063	6,235,442	3,818,426	2,272,026	56,224
Dividends receivable	2,700,286	2,061,780	936,540	577,626	255,132	90,313	2,078
Due from affiliates	336,200	336,424	255,337	210,471	119,191	61,071	11,586
Other	157,915	169,341	108,375	82,539	34,059	10,152	66
Total assets	6,157,784,074	6,352,170,218	4,784,431,756	3,940,402,655	2,019,575,394	854,995,891	25,315,274
LIABILITIES
Management fees payable	799,648	813,538	607,145	498,058	254,646	107,063	3,028
Service agreement fees payable	99,949	97,457	76,281	65,358	35,291	14,821	216
Distribution fees payable	55,080	54,893	43,785	37,710	18,548	5,790	87
Due to affiliates	15,840	16,179	13,446	11,997	8,772	6,818	5,543
Overdraft payable	—	—	—	—	—	—	—
Payable for securities transactions	22,491,549	24,590,519	20,949,537	17,252,732	9,224,596	3,779,770	231,767
Payable for Fund shares redeemed	4,396,607	10,840,971	2,600,804	7,773,488	1,610,065	1,813,636	8,842
Payable for trustee compensation	154,555	165,864	105,796	80,436	33,028	9,752	58
Accrued expenses and other payables	129,799	118,003	85,982	74,513	76,979	33,396	17,361
Total liabilities	28,143,027	36,697,424	24,482,776	25,794,292	11,261,925	5,771,046	266,902
NET ASSETS	$6,129,641,047	$6,315,472,794	$4,759,948,980	$3,914,608,363	$2,008,313,469	$849,224,845	$25,048,372
NET ASSETS CONSIST OF:
Paid-in-capital	$4,419,526,497	$4,364,294,734	$3,322,684,253	$2,757,702,147	$1,484,787,660	$670,359,588	$23,437,389
Total distributable earnings (loss)	1,710,114,550	1,951,178,060	1,437,264,727	1,156,906,216	523,525,809	178,865,257	1,610,983
NET ASSETS	$6,129,641,047	$6,315,472,794	$4,759,948,980	$3,914,608,363	$2,008,313,469	$849,224,845	$25,048,372
INSTITUTIONAL CLASS:
Net assets	$5,215,596,199	$5,416,750,008	$4,050,698,215	$3,306,080,137	$1,692,413,218	$731,281,524	$22,615,158
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	197,353,905	194,004,508	140,802,320	113,749,727	72,467,529	40,562,386	1,762,601
Net asset value per share	$26.43	$27.92	$28.77	$29.06	$23.35	$18.03	$12.83
ADVISOR CLASS:
Net assets	$18,611,471	$21,112,116	$17,526,156	$14,832,780	$10,962,277	$8,150,445	$709,351
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	705,825	757,484	610,662	511,432	470,381	452,614	55,304
Net asset value per share	$26.37	$27.87	$28.70	$29.00	$23.31	$18.01	$12.83
PREMIER CLASS:
Net assets	$435,870,715	$433,102,314	$344,540,000	$296,689,171	$146,398,627	$46,115,565	$688,624
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,598,150	15,611,775	12,047,345	10,274,473	6,294,672	2,564,886	53,797
Net asset value per share	$26.26	$27.74	$28.60	$28.88	$23.26	$17.98	$12.80
RETIREMENT CLASS:
Net assets	$459,562,662	$444,508,356	$347,184,609	$297,006,275	$158,539,347	$63,677,311	$1,035,239
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,587,483	16,093,985	12,204,461	10,341,253	6,838,112	3,552,729	81,067
Net asset value per share	$26.13	$27.62	$28.45	$28.72	$23.18	$17.92	$12.77
‡ Affiliated investments, cost	$4,468,941,571	$4,417,573,848	$3,335,256,835	$2,760,571,768	$1,477,513,258	$665,913,586	$23,328,904

62	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	63

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended November 30, 2021

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$4,476,804	$4,896,929	$7,832,323	$19,616,863	$25,748,658	$23,444,995
Total income	4,476,804	4,896,929	7,832,323	19,616,863	25,748,658	23,444,995

EXPENSES
Management fees	577,893	629,192	1,082,974	2,983,765	4,570,628	5,130,733
Shareholder servicing — Institutional Class	3,596	1,746	2,462	6,204	6,446	7,690
Shareholder servicing — Advisor Class	1,362	934	941	6,469	10,968	14,352
Shareholder servicing — Premier Class	52	41	56	105	146	149
Shareholder servicing — Retirement Class	58,980	102,260	155,952	380,125	612,832	636,186
Distribution fees — Premier Class	19,032	30,624	71,288	221,842	331,120	347,300
Registration fees	32,361	32,789	32,661	35,139	35,171	36,442
Administrative service fees	22,497	22,793	25,908	39,037	50,823	55,866
Professional fees	14,606	16,346	10,452	12,774	13,876	15,013
Custody and accounting fees	5,215	5,214	5,214	5,214	5,214	5,218
Trustee fees and expenses	2,623	2,838	4,989	14,087	22,215	25,710
Other expenses	73,145	76,090	113,821	270,822	402,587	431,738
Total expenses	811,362	920,867	1,506,718	3,975,583	6,062,026	6,706,397
Less: Expenses reimbursed by the investment adviser	(103,309)	(103,985)	(105,899)	(149,972)	(199,358)	(224,348)
Fee waiver by investment adviser and Nuveen Securities	(314,251)	(341,950)	(566,758)	(1,505,514)	(2,198,031)	(2,331,254)
Net expenses	393,802	474,932	834,061	2,320,097	3,664,637	4,150,795

Net investment income (loss)	4,083,002	4,421,997	6,998,262	17,296,766	22,084,021	19,294,200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	8,272,322	12,620,394	22,477,964	68,221,091	80,964,048	70,367,591
Realized gain (loss) from sale of unaffiliated investments	—	26,114	—	—	—	—
Net realized gain (loss) from investments	8,272,322	12,646,508	22,477,964	68,221,091	80,964,048	70,367,591
Net change in unrealized appreciation (depreciation) from affiliated investments	(324,350)	(4,153,096)	(5,703,522)	(15,376,022)	13,049,624	51,973,295
Net realized and unrealized gain (loss) from investments	7,947,972	8,493,412	16,774,442	52,845,069	94,013,672	122,340,886
Net increase (decrease) in net assets from operations	$12,030,974	$12,915,409	$23,772,704	$70,141,835	$116,097,693	$141,635,086

64	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	65

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended November 30, 2021

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund	Lifecycle Index 2065 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$16,301,446	$11,787,858	$5,261,160	$3,301,958	$1,442,817	$495,883	$8,609
Total income	16,301,446	11,787,858	5,261,160	3,301,958	1,442,817	495,883	8,609

EXPENSES
Management fees	4,731,854	4,790,760	3,532,219	2,881,375	1,457,611	595,291	12,724
Shareholder servicing — Institutional Class	7,020	8,168	6,805	7,752	6,829	5,901	1,729
Shareholder servicing — Advisor Class	8,964	9,560	8,095	6,618	4,911	3,552	35
Shareholder servicing — Premier Class	146	146	127	114	93	65	41
Shareholder servicing — Retirement Class	576,798	560,927	429,068	372,486	196,964	76,991	1,159
Distribution fees — Premier Class	345,045	336,225	266,357	226,049	110,444	33,176	524
Registration fees	36,273	34,868	34,862	34,257	32,905	32,048	36,051
Administrative service fees	53,960	55,049	45,950	41,060	30,115	23,375	18,764
Professional fees	14,695	14,995	13,091	12,046	9,475	8,026	7,014
Custody and accounting fees	5,208	5,205	5,205	5,207	5,206	5,238	5,263
Trustee fees and expenses	24,449	25,207	18,915	15,513	7,935	3,249	61
Other expenses	383,242	368,122	272,722	226,086	131,526	73,529	16,115
Total expenses	6,187,654	6,209,232	4,633,416	3,828,563	1,994,014	860,441	99,480
Less: Expenses reimbursed by the investment adviser	(221,814)	(222,917)	(196,997)	(182,419)	(144,454)	(118,885)	(84,434)
Fee waiver by investment adviser and Nuveen Securities	(2,026,938)	(1,989,517)	(1,406,338)	(1,146,849)	(575,281)	(235,497)	(4,949)
Net expenses	3,938,902	3,996,798	3,030,081	2,499,295	1,274,279	506,059	10,097

Net investment income (loss)	12,362,544	7,791,060	2,231,079	802,663	168,538	(10,176)	(1,488)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	54,969,090	58,361,963	28,795,710	12,316,701	1,448,105	(434,173)	(51,027)
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	—	1,911
Net realized gain (loss) from investments	54,969,090	58,361,963	28,795,710	12,316,701	1,448,105	(434,173)	(49,116)
Net change in unrealized appreciation (depreciation) from affiliated investments	74,985,216	88,936,433	90,615,625	87,671,155	49,366,813	20,641,024	298,218
Net realized and unrealized gain (loss) from investments	129,954,306	147,298,396	119,411,335	99,987,856	50,814,918	20,206,851	249,102
Net increase (decrease) in net assets from operations	$142,316,850	$155,089,456	$121,642,414	$100,790,519	$50,983,456	$20,196,675	$247,614

66	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	67

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$4,083,002	$9,606,683	$4,421,997	$10,610,367	$6,998,262	$18,543,920
Net realized gain (loss) from investments		8,272,322	8,080,794	12,646,508	12,842,243	22,477,964	31,347,940
Net change in unrealized appreciation (depreciation) from affiliated investments		(324,350)	67,871,509	(4,153,096)	70,795,592	(5,703,522)	134,741,041
Net increase (decrease) in net assets from operations		12,030,974	85,558,986	12,915,409	94,248,202	23,772,704	184,632,901

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(3,690,837)	(10,719,953)	—	(12,730,910)	—	(24,713,823)
	Advisor Class	(15,142)	(27,271)	—	(11,125)	—	(55,732)
	Premier Class	(147,402)	(475,508)	—	(844,649)	—	(2,362,930)
	Retirement Class	(251,611)	(839,863)	—	(1,726,732)	—	(3,021,603)
Total distributions		(4,104,992)	(12,062,595)	—	(15,313,416)	—	(30,154,088)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	83,175,988	191,059,210	69,895,394	204,675,178	124,261,408	256,019,114
	Advisor Class	549,694	1,151,737	125,593	2,040,506	1,194,042	2,283,793
	Premier Class	1,544,463	5,387,782	2,366,081	14,807,214	3,093,017	17,437,097
	Retirement Class	5,418,929	16,656,962	5,860,143	21,371,071	5,912,197	23,321,006
Reinvestments of distributions:	Institutional Class	3,410,653	9,891,486	—	12,335,607	—	24,089,091
	Advisor Class	14,320	24,677	—	8,082	—	52,169
	Premier Class	122,901	401,241	—	649,065	—	2,030,375
	Retirement Class	251,519	839,553	—	1,726,732	—	3,021,603
Redemptions:	Institutional Class	(69,858,842)	(154,741,004)	(63,273,502)	(162,616,004)	(94,293,902)	(261,631,976)
	Advisor Class	(89,005)	(103,505)	(233,827)	(293,271)	(68,882)	(1,658,284)
	Premier Class	(3,246,728)	(13,145,146)	(9,222,290)	(7,935,555)	(13,332,276)	(19,377,422)
	Retirement Class	(8,720,195)	(10,549,640)	(8,995,691)	(26,196,110)	(16,528,278)	(39,554,431)
Net increase (decrease) from shareholder transactions		12,573,697	46,873,353	(3,478,099)	60,572,515	10,237,326	6,032,135
Net increase (decrease) in net assets		20,499,679	120,369,744	9,437,310	139,507,301	34,010,030	160,510,948

NET ASSETS
Beginning of period		623,581,703	503,211,959	688,001,117	548,493,816	1,188,658,085	1,028,147,137
End of period		$644,081,382	$623,581,703	$697,438,427	$688,001,117	$1,222,668,115	$1,188,658,085

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,773,037	11,729,754	3,790,149	11,895,936	6,371,086	14,121,658
	Advisor Class	31,766	69,635	6,831	115,954	60,961	122,916
	Premier Class	88,524	328,083	128,355	857,362	159,017	966,252
	Retirement Class	311,077	1,034,496	320,519	1,248,175	304,786	1,280,351
Shares reinvested:	Institutional Class	197,209	606,170	—	708,535	—	1,317,064
	Advisor Class	827	1,507	—	464	—	2,854
	Premier Class	7,109	24,708	—	37,389	—	111,437
	Retirement Class	14,573	51,449	—	99,984	—	166,388
Shares redeemed:	Institutional Class	(4,000,693)	(9,450,485)	(3,425,753)	(9,353,376)	(4,825,727)	(14,411,717)
	Advisor Class	(5,119)	(6,247)	(12,688)	(16,521)	(3,519)	(88,396)
	Premier Class	(185,192)	(800,784)	(499,784)	(461,304)	(681,777)	(1,078,201)
	Retirement Class	(501,880)	(647,992)	(491,677)	(1,521,120)	(853,369)	(2,195,503)
Net increase (decrease) from shareholder transactions		731,238	2,940,294	(184,048)	3,611,478	531,458	315,103

68	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	69

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$17,296,766	$52,306,972	$22,084,021	$76,866,070	$19,294,200	$85,033,262
Net realized gain (loss) from investments		68,221,091	69,900,692	80,964,048	60,152,650	70,367,591	39,491,536
Net change in unrealized appreciation (depreciation) from affiliated investments		(15,376,022)	443,123,278	13,049,624	810,056,672	51,973,295	1,055,965,505
Net increase (decrease) in net assets from operations		70,141,835	565,330,942	116,097,693	947,075,392	141,635,086	1,180,490,303

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(59,350,887)	—	(82,165,521)	—	(89,228,567)
	Advisor Class	—	(138,305)	—	(187,460)	—	(221,354)
	Premier Class	—	(6,260,956)	—	(8,459,860)	—	(7,879,150)
	Retirement Class	—	(6,560,542)	—	(8,941,972)	—	(8,721,340)
Total distributions		—	(72,310,690)	—	(99,754,813)	—	(106,050,411)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	345,907,229	702,553,353	576,016,502	1,165,705,174	690,543,934	1,321,985,086
	Advisor Class	2,746,682	8,409,953	6,793,662	14,368,483	8,705,867	18,010,084
	Premier Class	9,910,202	46,561,317	19,645,809	78,190,697	19,081,650	78,554,197
	Retirement Class	16,478,793	53,648,706	31,970,887	81,639,842	29,628,870	87,820,262
Reinvestments of distributions:	Institutional Class	—	57,085,062	—	78,478,792	—	86,314,543
	Advisor Class	—	135,232	—	184,443	—	218,383
	Premier Class	—	4,958,387	—	6,556,141	—	6,544,917
	Retirement Class	—	6,560,541	—	8,941,972	—	8,721,340
Redemptions:	Institutional Class	(278,395,339)	(648,385,502)	(328,935,526)	(817,662,750)	(337,726,726)	(779,002,362)
	Advisor Class	(1,004,144)	(3,012,073)	(1,232,796)	(1,458,004)	(1,464,023)	(2,975,477)
	Premier Class	(62,827,501)	(49,438,854)	(94,682,970)	(51,651,674)	(67,662,307)	(39,349,260)
	Retirement Class	(38,498,403)	(103,546,576)	(42,158,386)	(118,617,109)	(29,570,505)	(118,598,827)
Net increase (decrease) from shareholder transactions		(5,682,481)	75,529,546	167,417,182	444,676,007	311,536,760	668,242,886
Net increase (decrease) in net assets		64,459,354	568,549,798	283,514,875	1,291,996,586	453,171,846	1,742,682,778

NET ASSETS
Beginning of period		3,367,184,504	2,798,634,706	5,228,932,344	3,936,935,758	5,961,968,599	4,219,285,821
End of period		$3,431,643,858	$3,367,184,504	$5,512,447,219	$5,228,932,344	$6,415,140,445	$5,961,968,599

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,377,484	36,277,439	25,179,235	56,100,150	28,013,388	59,733,903
	Advisor Class	129,774	424,790	296,471	688,505	353,178	797,998
	Premier Class	471,232	2,386,110	864,193	3,793,312	777,680	3,538,775
	Retirement Class	785,588	2,765,304	1,413,673	3,928,447	1,211,866	3,966,169
Shares reinvested:	Institutional Class	—	2,905,092	—	3,729,981	—	3,846,459
	Advisor Class	—	6,885	—	8,779	—	9,745
	Premier Class	—	253,367	—	312,793	—	292,969
	Retirement Class	—	336,438	—	428,461	—	391,970
Shares redeemed:	Institutional Class	(13,180,162)	(33,359,287)	(14,401,238)	(39,311,519)	(13,708,055)	(35,125,172)
	Advisor Class	(47,692)	(153,543)	(54,128)	(67,729)	(59,070)	(129,075)
	Premier Class	(2,971,195)	(2,578,410)	(4,125,916)	(2,525,387)	(2,734,526)	(1,819,139)
	Retirement Class	(1,840,923)	(5,341,634)	(1,862,593)	(5,728,505)	(1,213,339)	(5,351,773)
Net increase (decrease) from shareholder transactions		(275,894)	3,922,551	7,309,697	21,357,288	12,641,122	30,152,829

70	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$12,362,544	$79,249,282	$7,791,060	$80,743,207	$2,231,079	$57,469,992
Net realized gain (loss) from investments		54,969,090	28,564,665	58,361,963	26,391,309	28,795,710	6,398,253
Net change in unrealized appreciation (depreciation)from affiliated investments		74,985,216	1,119,326,981	88,936,433	1,296,453,349	90,615,625	1,049,794,069
Net increase (decrease) in net assets from operations		142,316,850	1,227,140,928	155,089,456	1,403,587,865	121,642,414	1,113,662,314

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(82,185,463)	—	(83,659,458)	—	(54,740,019)
	Advisor Class	—	(153,634)	—	(131,413)	—	(105,720)
	Premier Class	—	(7,680,349)	—	(6,708,888)	—	(4,787,925)
	Retirement Class	—	(7,749,057)	—	(7,058,535)	—	(4,714,349)
Total distributions		—	(97,768,503)	—	(97,558,294)	—	(64,348,013)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	664,322,631	1,241,437,681	613,907,042	1,149,358,957	502,437,221	939,605,770
	Advisor Class	5,206,739	10,974,172	5,431,579	12,207,148	4,920,850	9,715,991
	Premier Class	18,385,417	78,268,375	17,106,188	82,514,378	14,798,205	61,217,669
	Retirement Class	31,837,683	75,491,056	27,993,863	83,180,775	30,163,617	61,598,832
Reinvestments of distributions:	Institutional Class	—	79,186,655	—	81,363,405	—	52,966,805
	Advisor Class	—	150,602	—	128,407	—	102,944
	Premier Class	—	6,335,010	—	5,966,697	—	4,266,206
	Retirement Class	—	7,749,057	—	7,058,535	—	4,714,349
Redemptions:	Institutional Class	(264,844,394)	(708,354,007)	(242,894,878)	(716,339,444)	(194,585,705)	(498,315,421)
	Advisor Class	(2,206,334)	(1,412,301)	(787,564)	(1,355,923)	(608,483)	(1,360,605)
	Premier Class	(65,101,395)	(39,105,175)	(43,117,948)	(28,603,553)	(32,757,407)	(22,075,495)
	Retirement Class	(35,079,265)	(103,950,144)	(30,403,393)	(109,354,690)	(20,087,054)	(82,098,171)
Net increase (decrease) from shareholder transactions		352,521,082	646,770,981	347,234,889	566,124,692	304,281,244	530,338,874
Net increase (decrease) in net assets		494,837,932	1,776,143,406	502,324,345	1,872,154,263	425,923,658	1,579,653,175

NET ASSETS
Beginning of period		5,634,803,115	3,858,659,709	5,813,148,449	3,940,994,186	4,334,025,322	2,754,372,147
End of period		$6,129,641,047	$5,634,803,115	$6,315,472,794	$5,813,148,449	$4,759,948,980	$4,334,025,322

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,146,142	53,093,882	21,991,986	47,330,590	17,463,147	38,051,346
	Advisor Class	196,814	465,332	193,933	486,605	172,135	386,255
	Premier Class	698,692	3,332,791	615,751	3,326,310	516,236	2,460,351
	Retirement Class	1,216,064	3,210,198	1,012,672	3,384,557	1,054,777	2,462,770
Shares reinvested:	Institutional Class	—	3,328,569	—	3,278,139	—	2,096,865
	Advisor Class	—	6,339	—	5,178	—	4,080
	Premier Class	—	267,639	—	241,567	—	169,630
	Retirement Class	—	328,628	—	286,816	—	188,273
Shares redeemed:	Institutional Class	(10,032,636)	(30,110,477)	(8,714,756)	(29,104,126)	(6,776,620)	(19,783,206)
	Advisor Class	(82,940)	(59,228)	(28,237)	(55,341)	(21,284)	(51,774)
	Premier Class	(2,454,491)	(1,712,473)	(1,538,715)	(1,199,194)	(1,133,376)	(928,111)
	Retirement Class	(1,341,194)	(4,423,500)	(1,100,166)	(4,456,676)	(703,871)	(3,308,782)
Net increase (decrease) from shareholder transactions		13,346,451	27,727,700	12,432,468	23,524,425	10,571,144	21,747,697

72	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	73

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$802,663	$46,165,969	$168,538	$21,715,539	$(10,176)	$7,765,010
Net realized gain (loss) from investments		12,316,701	2,673,483	1,448,105	(429,284)	(434,173)	(253,461)
Net change in unrealized appreciation (depreciation)from affiliated investments		87,671,155	868,582,425	49,366,813	418,136,772	20,641,024	151,099,298
Net increase (decrease) in net assets from operations		100,790,519	917,421,877	50,983,456	439,423,027	20,196,675	158,610,847

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(42,430,221)	—	(19,292,672)	—	(6,976,807)
	Advisor Class	—	(91,551)	—	(72,735)	—	(42,596)
	Premier Class	—	(3,947,333)	—	(1,715,800)	—	(432,574)
	Retirement Class	—	(4,010,091)	—	(2,153,322)	—	(737,157)
Total distributions		—	(50,479,196)	—	(23,234,529)	—	(8,189,134)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	434,558,116	813,431,107	272,683,402	479,956,773	171,885,658	281,188,730
	Advisor Class	4,604,993	7,206,914	2,998,449	5,757,157	3,190,423	3,754,798
	Premier Class	15,041,968	52,560,460	12,800,368	38,644,994	8,106,571	18,114,313
	Retirement Class	22,938,495	54,707,156	14,989,853	34,204,930	11,748,422	21,821,410
Reinvestments of distributions:	Institutional Class	—	40,994,173	—	18,203,312	—	6,684,976
	Advisor Class	—	88,840	—	70,061	—	40,105
	Premier Class	—	3,507,602	—	1,498,630	—	359,085
	Retirement Class	—	4,010,091	—	2,153,020	—	736,927
Redemptions:	Institutional Class	(161,271,920)	(407,143,274)	(100,864,349)	(161,196,776)	(58,248,819)	(81,222,292)
	Advisor Class	(932,436)	(675,195)	(517,778)	(385,131)	(725,091)	(422,458)
	Premier Class	(22,470,173)	(20,998,387)	(13,184,518)	(9,636,115)	(4,121,801)	(3,853,209)
	Retirement Class	(19,510,318)	(69,958,388)	(10,162,953)	(44,408,997)	(5,529,098)	(18,899,836)
Net increase (decrease) from shareholder transactions		272,958,725	477,731,099	178,742,474	364,861,858	126,306,265	228,302,549
Net increase (decrease) in net assets		373,749,244	1,344,673,780	229,725,930	781,050,356	146,502,940	378,724,262

NET ASSETS
Beginning of period		3,540,859,119	2,196,185,339	1,778,587,539	997,537,183	702,721,905	323,997,643
End of period		$3,914,608,363	$3,540,859,119	$2,008,313,469	$1,778,587,539	$849,224,845	$702,721,905

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,946,667	32,551,557	11,662,133	23,898,376	9,514,793	18,088,666
	Advisor Class	158,765	284,899	128,512	287,032	177,445	239,023
	Premier Class	519,929	2,119,729	548,911	1,916,847	450,824	1,163,078
	Retirement Class	796,029	2,183,270	645,417	1,715,991	653,415	1,418,338
Shares reinvested:	Institutional Class	—	1,611,406	—	892,319	—	424,983
	Advisor Class	—	3,496	—	3,438	—	2,551
	Premier Class	—	138,586	—	73,643	—	22,857
	Retirement Class	—	159,131	—	106,060	—	47,028
Shares redeemed:	Institutional Class	(5,559,658)	(15,906,221)	(4,319,576)	(7,976,809)	(3,220,350)	(5,222,822)
	Advisor Class	(32,040)	(26,590)	(22,228)	(18,933)	(40,535)	(27,251)
	Premier Class	(771,532)	(866,647)	(561,285)	(491,181)	(227,602)	(252,220)
	Retirement Class	(676,583)	(2,777,186)	(436,876)	(2,161,601)	(306,341)	(1,195,996)
Net increase (decrease) from shareholder transactions		9,381,577	19,475,430	7,645,008	18,245,182	7,001,649	14,708,235

74	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2065 Fund
		November 30, 2021	May 31, 2021 §
		(unaudited )

OPERATIONS
Net investment income (loss)		$(1,488)	$89,704
Net realized gain (loss) from investments		(49,116)	3,408
Net change in unrealized appreciation (depreciation) from affiliated investments		298,218	1,362,531
Net increase (decrease) in net assets from operations		247,614	1,455,643

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(66,007)
	Advisor Class	—	(8,865)
	Premier Class	—	(8,865)
	Retirement Class	—	(8,734)
Total distributions		—	(92,471)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	18,313,678	6,581,831
	Advisor Class	68,578	503,092
	Premier Class	81,285	516,791
	Retirement Class	394,153	583,151
Reinvestments of distributions:	Institutional Class	—	4,735
	Advisor Class	—	—
	Premier Class	—	—
	Retirement Class	—	8
Redemptions:	Institutional Class	(3,024,074)	(448,475)
	Advisor Class	(1,679)	—
	Premier Class	(47,588)	(3,596)
	Retirement Class	(70,248)	(14,056)
Net increase (decrease) from shareholder transactions		15,714,105	7,723,481
Net increase (decrease) in net assets		15,961,719	9,086,653

NET ASSETS
Beginning of period		9,086,653	—
End of period		$25,048,372	$9,086,653

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,424,563	609,815
	Advisor Class	5,176	50,259
	Premier Class	6,379	51,411
	Retirement Class	30,823	56,856
Shares reinvested:	Institutional Class	—	424
	Advisor Class	—	—
	Premier Class	—	—
	Retirement Class	—	1
Shares redeemed:	Institutional Class	(234,608)	(37,593)
	Advisor Class	(131)	—
	Premier Class	(3,698)	(295)
	Retirement Class	(5,470)	(1,143)
Net increase (decrease) from shareholder transactions		1,223,034	729,735
§ For the period September 30, 2020 to May 31, 2021.

76	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/21	#	$17.20	$0.11		$0.21		$0.32	$(0.11)	$ —	$(0.11)	$17.41	1.89%[b]		$571,240		0.23%[c,g]		0.10%[c,g]		1.29%[c]		13%[b]
	5/31/21		15.10	0.28		2.16		2.44	(0.29)	(0.05)	(0.34)	17.20	16.36		547,545		0.23	[g]	0.10	[g]	1.69		23
	5/31/20		14.31	0.34		0.82		1.16	(0.35)	(0.02)	(0.37)	15.10	8.17		437,256		0.26	[g]	0.10	[g]	2.32		27
	5/31/19		14.22	0.34		0.15		0.49	(0.34)	(0.06)	(0.40)	14.31	3.66		306,742		0.24	[f]	0.07	[f]	2.39		23
	5/31/18		13.81	0.29		0.43		0.72	(0.29)	(0.02)	(0.31)	14.22	5.16		233,165		0.21	[e]	0.00	[e]	2.09		26
	5/31/17		13.09	0.25		0.76		1.01	(0.26)	(0.03)	(0.29)	13.81	7.81		79,296		0.27	[e]	0.00	[e]	1.90		40
Advisor Class:	11/30/21	#	17.19	0.10		0.22		0.32	(0.10)	—	(0.10)	17.41	1.90	[b]	2,748		0.33	[c,g]	0.20	[c,g]	1.17	[c]	13	[b]
	5/31/21		15.10	0.24		2.18		2.42	(0.28)	(0.05)	(0.33)	17.19	16.16		2,242		0.34	[g]	0.20	[g]	1.49		23
	5/31/20		14.31	0.36		0.79		1.15	(0.34)	(0.02)	(0.36)	15.10	8.08		989		0.37	[g]	0.22	[g]	2.41		27
	5/31/19		14.22	0.33		0.16		0.49	(0.34)	(0.06)	(0.40)	14.31	3.64		160		0.27	[f]	0.10	[f]	2.33		23
	5/31/18		13.82	0.30		0.41		0.71	(0.29)	(0.02)	(0.31)	14.22	5.07		111		0.21	[e]	0.01	[e]	2.13		26
	5/31/17		13.09	0.27		0.75		1.02	(0.26)	(0.03)	(0.29)	13.82	7.86		108		0.29	[e]	0.03	[e]	2.03		40
Premier Class:	11/30/21	#	17.18	0.10		0.22		0.32	(0.10)	—	(0.10)	17.40	1.87	[b]	24,207		0.38	[c,g]	0.25	[c,g]	1.15	[c]	13	[b]
	5/31/21		15.09	0.27		2.14		2.41	(0.27)	(0.05)	(0.32)	17.18	16.12		25,449		0.38	[g]	0.25	[g]	1.63		23
	5/31/20		14.30	0.32		0.82		1.14	(0.33)	(0.02)	(0.35)	15.09	8.09		29,105		0.40	[g]	0.25	[g]	2.17		27
	5/31/19		14.20	0.31		0.17		0.48	(0.32)	(0.06)	(0.38)	14.30	3.44		29,443		0.39	[f]	0.22	[f]	2.20		23
	5/31/18		13.81	0.28		0.40		0.68	(0.27)	(0.02)	(0.29)	14.20	4.94		20,117		0.35	[e]	0.15	[e]	2.00		26
	5/31/17		13.08	0.26		0.74		1.00	(0.24)	(0.03)	(0.27)	13.81	7.73		11,670		0.41	[e]	0.15	[e]	1.95		40
Retirement Class:	11/30/21	#	17.16	0.09		0.21		0.30	(0.09)	—	(0.09)	17.37	1.77	[b]	45,886		0.48	[c,g]	0.35	[c,g]	1.05	[c]	13	[b]
	5/31/21		15.07	0.24		2.16		2.40	(0.26)	(0.05)	(0.31)	17.16	16.04		48,346		0.48	[g]	0.35	[g]	1.45		23
	5/31/20		14.28	0.31		0.81		1.12	(0.31)	(0.02)	(0.33)	15.07	7.91		35,862		0.50	[g]	0.35	[g]	2.09		27
	5/31/19		14.19	0.31		0.15		0.46	(0.31)	(0.06)	(0.37)	14.28	3.40		34,847		0.49	[f]	0.32	[f]	2.19		23
	5/31/18		13.79	0.26		0.42		0.68	(0.26)	(0.02)	(0.28)	14.19	4.83		39,058		0.45	[e]	0.25	[e]	1.88		26
	5/31/17		13.07	0.23		0.75		0.98	(0.23)	(0.03)	(0.26)	13.79	7.57		37,211		0.51	[e]	0.25	[e]	1.70		40
LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/21	#	18.13	0.12		0.22		0.34	—	—	—	18.47	1.88	[b]	578,107		0.22	[c,g]	0.10	[c,g]	1.30	[c]	12	[b]
	5/31/21		15.97	0.30		2.28		2.58	(0.31)	(0.11)	(0.42)	18.13	16.22		560,852		0.23	[g]	0.10	[g]	1.71		28
	5/31/20		15.11	0.36		0.87		1.23	(0.35)	(0.02)	(0.37)	15.97	8.18		442,192		0.25	[g]	0.10	[g]	2.32		22
	5/31/19		15.04	0.36		0.15		0.51	(0.35)	(0.09)	(0.44)	15.11	3.57		335,348		0.22	[f]	0.07	[f]	2.40		19
	5/31/18		14.59	0.32		0.45		0.77	(0.29)	(0.03)	(0.32)	15.04	5.29		265,521		0.15	[e]	0.00	[e]	2.13		16
	5/31/17		13.76	0.29		0.85		1.14	(0.27)	(0.04)	(0.31)	14.59	8.47		195,420		0.16	[e]	0.00	[e]	2.04		16
Advisor Class:	11/30/21	#	18.13	0.11		0.22		0.33	—	—	—	18.46	1.82	[b]	1,878		0.32	[c,g]	0.19	[c,g]	1.22	[c]	12	[b]
	5/31/21		15.97	0.22		2.35		2.57	(0.30)	(0.11)	(0.41)	18.13	16.18		1,950		0.32	[g]	0.19	[g]	1.28		28
	5/31/20		15.11	0.36		0.87		1.23	(0.35)	(0.02)	(0.37)	15.97	8.16		123		0.26	[g]	0.12	[g]	2.30		22
	5/31/19		15.05	0.39		0.11		0.50	(0.35)	(0.09)	(0.44)	15.11	3.52		113		0.27	[f]	0.13	[f]	2.57		19
	5/31/18		14.59	0.31		0.47		0.78	(0.29)	(0.03)	(0.32)	15.05	5.28		177		0.17	[e]	0.02	[e]	2.06		16
	5/31/17		13.77	0.29		0.84		1.13	(0.27)	(0.04)	(0.31)	14.59	8.38		109		0.18	[e]	0.02	[e]	2.04		16
Premier Class:	11/30/21	#	18.06	0.11		0.22		0.33	—	—	—	18.39	1.83	[b]	37,622		0.37	[c,g]	0.25	[c,g]	1.15	[c]	12	[b]
	5/31/21		15.92	0.27		2.26		2.53	(0.28)	(0.11)	(0.39)	18.06	15.99		43,665		0.38	[g]	0.25	[g]	1.56		28
	5/31/20		15.06	0.35		0.86		1.21	(0.33)	(0.02)	(0.35)	15.92	8.06		31,580		0.40	[g]	0.25	[g]	2.20		22
	5/31/19		15.00	0.35		0.13		0.48	(0.33)	(0.09)	(0.42)	15.06	3.42		32,634		0.36	[f]	0.21	[f]	2.35		19
	5/31/18		14.54	0.30		0.47		0.77	(0.28)	(0.03)	(0.31)	15.00	5.18		47,385		0.30	[e]	0.15	[e]	2.03		16
	5/31/17		13.73	0.27		0.83		1.10	(0.25)	(0.04)	(0.29)	14.54	8.19		32,513		0.31	[e]	0.15	[e]	1.92		16
Retirement Class:	11/30/21	#	17.96	0.10		0.22		0.32	—	—	—	18.28	1.78	[b]	79,832		0.47	[c,g]	0.35	[c,g]	1.06	[c]	12	[b]
	5/31/21		15.83	0.25		2.26		2.51	(0.27)	(0.11)	(0.38)	17.96	15.91		81,534		0.48	[g]	0.35	[g]	1.46		28
	5/31/20		14.98	0.32		0.87		1.19	(0.32)	(0.02)	(0.34)	15.83	7.93		74,599		0.50	[g]	0.35	[g]	2.08		22
	5/31/19		14.92	0.32		0.14		0.46	(0.31)	(0.09)	(0.40)	14.98	3.32		70,013		0.47	[f]	0.32	[f]	2.16		19
	5/31/18		14.47	0.28		0.46		0.74	(0.26)	(0.03)	(0.29)	14.92	5.02		77,207		0.40	[e]	0.25	[e]	1.88		16
	5/31/17		13.66	0.26		0.83		1.09	(0.24)	(0.04)	(0.28)	14.47	8.15		68,843		0.41	[e]	0.25	[e]	1.83		16

78	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/21	#	$19.15	$0.12		$0.26		$0.38	$ —	$ —	$ —	$19.53	1.98%[b]		$1,011,606		0.21%[c,g]		0.10%[c,g]		1.18%[c]		9%[b]
	5/31/21		16.65	0.31		2.69		3.00	(0.34)	(0.16)	(0.50)	19.15	18.16		962,220		0.21	[g]	0.10	[g]	1.71		26
	5/31/20		15.76	0.38		0.92		1.30	(0.38)	(0.03)	(0.41)	16.65	8.24		819,474		0.23	[g]	0.10	[g]	2.33		25
	5/31/19		15.74	0.37		0.13		0.50	(0.37)	(0.11)	(0.48)	15.76	3.40		654,257		0.20	[f]	0.07	[f]	2.38		17
	5/31/18		15.15	0.34		0.58		0.92	(0.30)	(0.03)	(0.33)	15.74	6.01		533,409		0.13	[e]	0.00	[e]	2.16		11
	5/31/17		14.20	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.15	9.28		377,197		0.14	[e]	0.01	[e]	2.05		14
Advisor Class:	11/30/21	#	19.14	0.10		0.27		0.37	—	—	—	19.51	1.93	[b]	2,544		0.31	[c,g]	0.20	[c,g]	1.02	[c]	9	[b]
	5/31/21		16.65	0.23		2.75		2.98	(0.33)	(0.16)	(0.49)	19.14	18.05		1,396		0.31	[g]	0.20	[g]	1.28		26
	5/31/20		15.76	0.39		0.90		1.29	(0.37)	(0.03)	(0.40)	16.65	8.19		592		0.30	[g]	0.18	[g]	2.38		25
	5/31/19		15.74	0.37		0.12		0.49	(0.36)	(0.11)	(0.47)	15.76	3.31		164		0.24	[f]	0.11	[f]	2.38		17
	5/31/18		15.16	0.33		0.58		0.91	(0.30)	(0.03)	(0.33)	15.74	5.99		114		0.14	[e]	0.01	[e]	2.13		11
	5/31/17		14.21	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.16	9.25		110		0.15	[e]	0.02	[e]	2.07		14
Premier Class:	11/30/21	#	19.07	0.10		0.26		0.36	—	—	—	19.43	1.89	[b]	89,864		0.36	[c,g]	0.25	[c,g]	1.03	[c]	9	[b]
	5/31/21		16.58	0.28		2.68		2.96	(0.31)	(0.16)	(0.47)	19.07	18.00		98,140		0.36	[g]	0.25	[g]	1.55		26
	5/31/20		15.69	0.36		0.91		1.27	(0.35)	(0.03)	(0.38)	16.58	8.12		85,350		0.37	[g]	0.25	[g]	2.18		25
	5/31/19		15.68	0.36		0.10		0.46	(0.34)	(0.11)	(0.45)	15.69	3.19		94,174		0.34	[f]	0.21	[f]	2.31		17
	5/31/18		15.10	0.32		0.57		0.89	(0.28)	(0.03)	(0.31)	15.68	5.83		101,715		0.28	[e]	0.15	[e]	2.05		11
	5/31/17		14.15	0.28		1.00		1.28	(0.27)	(0.06)	(0.33)	15.10	9.15		71,489		0.29	[e]	0.16	[e]	1.92		14
Retirement Class:	11/30/21	#	19.00	0.09		0.27		0.36	—	—	—	19.36	1.89	[b]	118,654		0.46	[c,g]	0.35	[c,g]	0.93	[c]	9	[b]
	5/31/21		16.52	0.26		2.67		2.93	(0.29)	(0.16)	(0.45)	19.00	17.88		126,902		0.46	[g]	0.35	[g]	1.44		26
	5/31/20		15.64	0.33		0.91		1.24	(0.33)	(0.03)	(0.36)	16.52	7.96		122,731		0.47	[g]	0.35	[g]	2.05		25
	5/31/19		15.62	0.33		0.13		0.46	(0.33)	(0.11)	(0.44)	15.64	3.09		130,910		0.45	[f]	0.32	[f]	2.14		17
	5/31/18		15.05	0.29		0.58		0.87	(0.27)	(0.03)	(0.30)	15.62	5.73		133,557		0.38	[e]	0.25	[e]	1.87		11
	5/31/17		14.11	0.26		1.00		1.26	(0.26)	(0.06)	(0.32)	15.05	9.03		118,186		0.39	[e]	0.26	[e]	1.81		14
LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/21	#	20.70	0.11		0.32		0.43	—	—	—	21.13	2.08	[b]	2,853,715		0.19	[c,g]	0.10	[c,g]	1.03	[c]	9	[b]
	5/31/21		17.63	0.33		3.20		3.53	(0.36)	(0.10)	(0.46)	20.70	20.14		2,729,084		0.20	[g]	0.10	[g]	1.72		21
	5/31/20		16.65	0.40		0.99		1.39	(0.39)	(0.02)	(0.41)	17.63	8.36		2,221,699		0.21	[g]	0.10	[g]	2.32		20
	5/31/19		16.63	0.39		0.08		0.47	(0.38)	(0.07)	(0.45)	16.65	3.07		1,636,541		0.19	[f]	0.08	[f]	2.34		12
	5/31/18		15.87	0.36		0.73		1.09	(0.31)	(0.02)	(0.33)	16.63	6.85		1,176,623		0.12	[e]	0.01	[e]	2.17		8
	5/31/17		14.70	0.31		1.21		1.52	(0.30)	(0.05)	(0.35)	15.87	10.50		710,053		0.13	[e]	0.02	[e]	2.07		9
Advisor Class:	11/30/21	#	20.67	0.10		0.32		0.42	—	—	—	21.09	2.03	[b]	13,384		0.30	[c,g]	0.20	[c,g]	0.93	[c]	9	[b]
	5/31/21		17.61	0.27		3.23		3.50	(0.34)	(0.10)	(0.44)	20.67	20.00		11,420		0.30	[g]	0.20	[g]	1.37		21
	5/31/20		16.64	0.43		0.94		1.37	(0.38)	(0.02)	(0.40)	17.61	8.25		4,832		0.31	[g]	0.21	[g]	2.51		20
	5/31/19		16.62	0.38		0.08		0.46	(0.37)	(0.07)	(0.44)	16.64	2.95		708		0.27	[f]	0.16	[f]	2.30		12
	5/31/18		15.86	0.36		0.72		1.08	(0.30)	(0.02)	(0.32)	16.62	6.85		200		0.18	[e]	0.07	[e]	2.17		8
	5/31/17		14.70	0.37		1.14		1.51	(0.30)	(0.05)	(0.35)	15.86	10.42		244		0.18	[e]	0.06	[e]	2.44		9
Premier Class:	11/30/21	#	20.59	0.09		0.33		0.42	—	—	—	21.01	2.04	[b]	270,099		0.34	[c,g]	0.25	[c,g]	0.89	[c]	9	[b]
	5/31/21		17.55	0.30		3.17		3.47	(0.33)	(0.10)	(0.43)	20.59	19.89		316,253		0.35	[g]	0.25	[g]	1.55		21
	5/31/20		16.57	0.38		0.99		1.37	(0.37)	(0.02)	(0.39)	17.55	8.25		268,403		0.36	[g]	0.25	[g]	2.16		20
	5/31/19		16.55	0.37		0.07		0.44	(0.35)	(0.07)	(0.42)	16.57	2.86		257,430		0.33	[f]	0.22	[f]	2.24		12
	5/31/18		15.80	0.33		0.73		1.06	(0.29)	(0.02)	(0.31)	16.55	6.75		250,375		0.27	[e]	0.16	[e]	2.02		8
	5/31/17		14.64	0.30		1.19		1.49	(0.28)	(0.05)	(0.33)	15.80	10.32		175,521		0.28	[e]	0.17	[e]	1.95		9
Retirement Class:	11/30/21	#	20.52	0.08		0.32		0.40	—	—	—	20.92	1.95	[b]	294,446		0.44	[c,g]	0.35	[c,g]	0.79	[c]	9	[b]
	5/31/21		17.48	0.28		3.17		3.45	(0.31)	(0.10)	(0.41)	20.52	19.85		310,428		0.45	[g]	0.35	[g]	1.46		21
	5/31/20		16.51	0.35		0.99		1.34	(0.35)	(0.02)	(0.37)	17.48	8.10		303,700		0.46	[g]	0.35	[g]	2.05		20
	5/31/19		16.49	0.34		0.09		0.43	(0.34)	(0.07)	(0.41)	16.51	2.76		316,512		0.43	[f]	0.32	[f]	2.09		12
	5/31/18		15.74	0.30		0.74		1.04	(0.27)	(0.02)	(0.29)	16.49	6.66		318,125		0.37	[e]	0.26	[e]	1.86		8
	5/31/17		14.60	0.28		1.18		1.46	(0.27)	(0.05)	(0.32)	15.74	10.14		267,914		0.38	[e]	0.27	[e]	1.85		9

80	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/21	#	$22.36	$0.10		$0.40		$0.50	$ —	$ —	$ —	$22.86	2.24%[b]		$4,604,992		0.19%[c,g]		0.10%[c,g]		0.84%[c]		8%[b]
	5/31/21		18.53	0.35		3.94		4.29	(0.37)	(0.09)	(0.46)	22.36	23.29		4,263,286		0.19	[g]	0.10	[g]	1.71		18
	5/31/20		17.49	0.42		1.05		1.47	(0.41)	(0.02)	(0.43)	18.53	8.35		3,152,216		0.20	[g]	0.11	[g]	2.31		17
	5/31/19		17.51	0.40		0.02		0.42	(0.39)	(0.05)	(0.44)	17.49	2.58		2,108,199		0.18	[f]	0.08	[f]	2.28		11
	5/31/18		16.54	0.37		0.95		1.32	(0.33)	(0.02)	(0.35)	17.51	7.99		1,456,072		0.12	[e]	0.01	[e]	2.14		7
	5/31/17		15.14	0.33		1.44		1.77	(0.31)	(0.06)	(0.37)	16.54	11.90		778,157		0.13	[e]	0.02	[e]	2.07		9
Advisor Class:	11/30/21	#	22.32	0.08		0.40		0.48	—	—	—	22.80	2.15	[b]	23,380		0.29	[c,g]	0.20	[c,g]	0.74	[c]	8	[b]
	5/31/21		18.50	0.31		3.96		4.27	(0.36)	(0.09)	(0.45)	22.32	23.20		17,472		0.29	[g]	0.20	[g]	1.47		18
	5/31/20		17.47	0.42		1.03		1.45	(0.40)	(0.02)	(0.42)	18.50	8.23		2,837		0.30	[g]	0.21	[g]	2.30		17
	5/31/19		17.50	0.40		(0.00)		0.40	(0.38)	(0.05)	(0.43)	17.47	2.51		1,001		0.28	[f]	0.18	[f]	2.28		11
	5/31/18		16.53	0.31		1.00		1.31	(0.32)	(0.02)	(0.34)	17.50	7.89		438		0.21	[e]	0.09	[e]	1.82		7
	5/31/17		15.14	0.32		1.44		1.76	(0.31)	(0.06)	(0.37)	16.53	11.82		140		0.15	[e]	0.04	[e]	2.06		9
Premier Class:	11/30/21	#	22.26	0.08		0.40		0.48	—	—	—	22.74	2.16	[b]	402,803		0.34	[c,g]	0.25	[c,g]	0.70	[c]	8	[b]
	5/31/21		18.45	0.32		3.92		4.24	(0.34)	(0.09)	(0.43)	22.26	23.11		466,892		0.34	[g]	0.25	[g]	1.55		18
	5/31/20		17.41	0.39		1.05		1.44	(0.38)	(0.02)	(0.40)	18.45	8.24		357,784		0.35	[g]	0.26	[g]	2.15		17
	5/31/19		17.44	0.38		0.01		0.39	(0.37)	(0.05)	(0.42)	17.41	2.44		328,028		0.33	[f]	0.22	[f]	2.20		11
	5/31/18		16.47	0.35		0.95		1.30	(0.31)	(0.02)	(0.33)	17.44	7.84		299,291		0.27	[e]	0.16	[e]	2.01		7
	5/31/17		15.09	0.31		1.42		1.73	(0.29)	(0.06)	(0.35)	16.47	11.66		186,729		0.28	[e]	0.17	[e]	1.98		9
Retirement Class:	11/30/21	#	22.15	0.07		0.40		0.47	—	—	—	22.62	2.12	[b]	481,272		0.44	[c,g]	0.35	[c,g]	0.60	[c]	8	[b]
	5/31/21		18.36	0.30		3.90		4.20	(0.32)	(0.09)	(0.41)	22.15	22.99		481,282		0.44	[g]	0.35	[g]	1.46		18
	5/31/20		17.34	0.37		1.03		1.40	(0.36)	(0.02)	(0.38)	18.36	8.05		424,099		0.46	[g]	0.36	[g]	2.05		17
	5/31/19		17.36	0.35		0.03		0.38	(0.35)	(0.05)	(0.40)	17.34	2.33		408,411		0.43	[f]	0.32	[f]	2.03		11
	5/31/18		16.40	0.31		0.96		1.27	(0.29)	(0.02)	(0.31)	17.36	7.76		372,112		0.37	[e]	0.26	[e]	1.84		7
	5/31/17		15.04	0.29		1.41		1.70	(0.28)	(0.06)	(0.34)	16.40	11.50		293,959		0.38	[e]	0.27	[e]	1.86		9
LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/21	#	24.08	0.08		0.49		0.57	—	—	—	24.65	2.37	[b]	5,437,241		0.18	[c,g]	0.10	[c,g]	0.64	[c]	7	[b]
	5/31/21		19.40	0.38		4.77		5.15	(0.39)	(0.08)	(0.47)	24.08	26.70		4,966,053		0.19	[g]	0.10	[g]	1.70		16
	5/31/20		18.33	0.44		1.08		1.52	(0.43)	(0.02)	(0.45)	19.40	8.25		3,449,438		0.20	[g]	0.10	[g]	2.30		15
	5/31/19		18.42	0.41		(0.04)		0.37	(0.41)	(0.05)	(0.46)	18.33	2.13		2,291,258		0.18	[f]	0.08	[f]	2.24		10
	5/31/18		17.23	0.38		1.19		1.57	(0.35)	(0.03)	(0.38)	18.42	9.10		1,517,858		0.12	[e]	0.02	[e]	2.11		5
	5/31/17		15.60	0.34		1.69		2.03	(0.33)	(0.07)	(0.40)	17.23	13.20		818,138		0.13	[e]	0.03	[e]	2.09		6
Advisor Class:	11/30/21	#	24.04	0.07		0.49		0.56	—	—	—	24.60	2.33	[b]	31,132		0.28	[c,g]	0.20	[c,g]	0.54	[c]	7	[b]
	5/31/21		19.38	0.31		4.80		5.11	(0.37)	(0.08)	(0.45)	24.04	26.54		23,352		0.29	[g]	0.20	[g]	1.38		16
	5/31/20		18.31	0.42		1.09		1.51	(0.42)	(0.02)	(0.44)	19.38	8.20		5,671		0.30	[g]	0.21	[g]	2.20		15
	5/31/19		18.41	0.43		(0.08)		0.35	(0.40)	(0.05)	(0.45)	18.31	2.03		1,311		0.28	[f]	0.18	[f]	2.36		10
	5/31/18		17.22	0.36		1.19		1.55	(0.33)	(0.03)	(0.36)	18.41	9.00		165		0.21	[e]	0.11	[e]	2.00		5
	5/31/17		15.60	0.32		1.70		2.02	(0.33)	(0.07)	(0.40)	17.22	13.12		150		0.17	[e]	0.07	[e]	1.97		6
Premier Class:	11/30/21	#	23.95	0.06		0.50		0.56	—	—	—	24.51	2.34	[b]	438,712		0.33	[c,g]	0.25	[c,g]	0.49	[c]	7	[b]
	5/31/21		19.31	0.34		4.75		5.09	(0.36)	(0.08)	(0.44)	23.96	26.45		475,693		0.34	[g]	0.25	[g]	1.54		16
	5/31/20		18.24	0.41		1.09		1.50	(0.41)	(0.02)	(0.43)	19.31	8.14		344,547		0.35	[g]	0.25	[g]	2.14		15
	5/31/19		18.34	0.40		(0.07)		0.33	(0.38)	(0.05)	(0.43)	18.24	1.98		318,862		0.32	[f]	0.22	[f]	2.16		10
	5/31/18		17.15	0.36		1.19		1.55	(0.33)	(0.03)	(0.36)	18.34	8.95		307,155		0.27	[e]	0.17	[e]	1.97		5
	5/31/17		15.54	0.32		1.67		1.99	(0.31)	(0.07)	(0.38)	17.15	12.97		206,717		0.28	[e]	0.18	[e]	1.98		6
Retirement Class:	11/30/21	#	23.85	0.05		0.49		0.54	—	—	—	24.39	2.26	[b]	508,055		0.43	[c,g]	0.35	[c,g]	0.39	[c]	7	[b]
	5/31/21		19.22	0.32		4.72		5.04	(0.33)	(0.08)	(0.41)	23.85	26.40		496,871		0.44	[g]	0.35	[g]	1.45		16
	5/31/20		18.16	0.39		1.08		1.47	(0.39)	(0.02)	(0.41)	19.22	8.02		419,628		0.45	[g]	0.35	[g]	2.04		15
	5/31/19		18.26	0.36		(0.05)		0.31	(0.36)	(0.05)	(0.41)	18.16	1.88		392,792		0.42	[f]	0.32	[f]	2.01		10
	5/31/18		17.08	0.33		1.19		1.52	(0.31)	(0.03)	(0.34)	18.26	8.82		368,806		0.37	[e]	0.27	[e]	1.81		5
	5/31/17		15.48	0.31		1.66		1.97	(0.30)	(0.07)	(0.37)	17.08	12.90		287,818		0.38	[e]	0.28	[e]	1.92		6

82	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	83

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/21	#	$25.77	$0.06		$ 0.60		$0.66	$ —	$ —	$ —	$26.43	2.56%[b]		$5,215,596		0.18%[c,g]		0.10%[c,g]		0.44%[c]		7%[b]
	5/31/21		20.21	0.40		5.64		6.04	(0.40)	(0.08)	(0.48)	25.77	30.12		4,697,189		0.18	[g]	0.10	[g]	1.70		15
	5/31/20		19.12	0.46		1.11		1.57	(0.46)	(0.02)	(0.48)	20.21	8.12		3,151,680		0.19	[g]	0.11	[g]	2.30		14
	5/31/19		19.32	0.42		(0.14)		0.28	(0.42)	(0.06)	(0.48)	19.12	1.66		2,077,146		0.17	[f]	0.08	[f]	2.20		7
	5/31/18		17.89	0.40		1.43		1.83	(0.37)	(0.03)	(0.40)	19.32	10.17		1,453,606		0.12	[e]	0.02	[e]	2.09		5
	5/31/17		16.01	0.35		1.95		2.30	(0.34)	(0.08)	(0.42)	17.89	14.60		822,392		0.13	[e]	0.03	[e]	2.09		5
Advisor Class:	11/30/21	#	25.73	0.05		0.59		0.64	—	—	—	26.37	2.49	[b]	18,611		0.28	[c,g]	0.20	[c,g]	0.34	[c]	7	[b]
	5/31/21		20.18	0.32		5.70		6.02	(0.39)	(0.08)	(0.47)	25.73	30.03		15,231		0.28	[g]	0.20	[g]	1.37		15
	5/31/20		19.10	0.50		1.04		1.54	(0.44)	(0.02)	(0.46)	20.18	8.02		3,623		0.29	[g]	0.20	[g]	2.51		14
	5/31/19		19.31	0.40		(0.13)		0.27	(0.42)	(0.06)	(0.48)	19.10	1.52		1,036		0.27	[f]	0.18	[f]	2.12		7
	5/31/18		17.88	0.38		1.44		1.82	(0.36)	(0.03)	(0.39)	19.31	10.22		133		0.14	[e]	0.04	[e]	2.02		5
	5/31/17		16.00	0.36		1.94		2.30	(0.34)	(0.08)	(0.42)	17.88	14.59		115		0.14	[e]	0.04	[e]	2.13		5
Premier Class:	11/30/21	#	25.63	0.04		0.59		0.63	—	—	—	26.26	2.46	[b]	435,871		0.33	[c,g]	0.25	[c,g]	0.29	[c]	7	[b]
	5/31/21		20.11	0.36		5.61		5.97	(0.37)	(0.08)	(0.45)	25.63	29.90		470,422		0.33	[g]	0.25	[g]	1.54		15
	5/31/20		19.02	0.43		1.11		1.54	(0.43)	(0.02)	(0.45)	20.11	8.02		331,062		0.34	[g]	0.26	[g]	2.15		14
	5/31/19		19.22	0.40		(0.14)		0.26	(0.40)	(0.06)	(0.46)	19.02	1.46		295,473		0.32	[f]	0.23	[f]	2.10		7
	5/31/18		17.81	0.37		1.41		1.78	(0.34)	(0.03)	(0.37)	19.22	10.03		276,476		0.27	[e]	0.17	[e]	1.95		5
	5/31/17		15.94	0.33		1.94		2.27	(0.32)	(0.08)	(0.40)	17.81	14.45		184,167		0.28	[e]	0.18	[e]	1.98		5
Retirement Class:	11/30/21	#	25.52	0.03		0.58		0.61	—	—	—	26.13	2.39	[b]	459,563		0.43	[c,g]	0.35	[c,g]	0.19	[c]	7	[b]
	5/31/21		20.02	0.33		5.60		5.93	(0.35)	(0.08)	(0.43)	25.52	29.81		451,962		0.43	[g]	0.35	[g]	1.45		15
	5/31/20		18.94	0.41		1.10		1.51	(0.41)	(0.02)	(0.43)	20.02	7.89		372,294		0.44	[g]	0.36	[g]	2.04		14
	5/31/19		19.14	0.37		(0.13)		0.24	(0.38)	(0.06)	(0.44)	18.94	1.36		353,729		0.42	[f]	0.33	[f]	1.94		7
	5/31/18		17.73	0.33		1.43		1.76	(0.32)	(0.03)	(0.35)	19.14	9.97		331,850		0.37	[e]	0.27	[e]	1.78		5
	5/31/17		15.88	0.31		1.93		2.24	(0.31)	(0.08)	(0.39)	17.73	14.31		253,984		0.38	[e]	0.28	[e]	1.85		5
LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/21	#	27.19	0.04		0.69		0.73	—	—	—	27.92	2.68	[b]	5,416,750		0.17	[c,g]	0.10	[c,g]	0.28	[c]	7	[b]
	5/31/21		20.71	0.41		6.56		6.97	(0.41)	(0.08)	(0.49)	27.19	33.87		4,914,220		0.18	[g]	0.10	[g]	1.68		14
	5/31/20		19.65	0.47		1.08		1.55	(0.47)	(0.02)	(0.49)	20.71	7.81		3,297,735		0.19	[g]	0.10	[g]	2.28		11
	5/31/19		19.96	0.42		(0.25)		0.17	(0.43)	(0.05)	(0.48)	19.65	1.08		2,269,054		0.17	[f]	0.08	[f]	2.14		6
	5/31/18		18.30	0.39		1.68		2.07	(0.38)	(0.03)	(0.41)	19.96	11.32		1,613,765		0.12	[e]	0.03	[e]	2.02		3
	5/31/17		16.19	0.36		2.19		2.55	(0.35)	(0.09)	(0.44)	18.30	16.02		953,151		0.13	[e]	0.04	[e]	2.08		5
Advisor Class:	11/30/21	#	27.16	0.03		0.68		0.71	—	—	—	27.87	2.61	[b]	21,112		0.27	[c,g]	0.20	[c,g]	0.18	[c]	7	[b]
	5/31/21		20.69	0.31		6.64		6.95	(0.40)	(0.08)	(0.48)	27.16	33.78		16,071		0.28	[g]	0.20	[g]	1.25		14
	5/31/20		19.63	0.47		1.07		1.54	(0.46)	(0.02)	(0.48)	20.69	7.75		3,215		0.28	[g]	0.19	[g]	2.30		11
	5/31/19		19.94	0.40		(0.24)		0.16	(0.42)	(0.05)	(0.47)	19.63	0.96		2,047		0.25	[f]	0.16	[f]	2.02		6
	5/31/18		18.29	0.50		1.55		2.05	(0.37)	(0.03)	(0.40)	19.94	11.29		547		0.23	[e]	0.14	[e]	2.53		3
	5/31/17		16.19	0.55		1.99		2.54	(0.35)	(0.09)	(0.44)	18.29	15.94		213		0.18	[e]	0.09	[e]	3.19		5
Premier Class:	11/30/21	#	27.04	0.02		0.68		0.70	—	—	—	27.74	2.59	[b]	433,102		0.32	[c,g]	0.25	[c,g]	0.13	[c]	7	[b]
	5/31/21		20.60	0.36		6.54		6.90	(0.38)	(0.08)	(0.46)	27.04	33.69		447,061		0.33	[g]	0.25	[g]	1.50		14
	5/31/20		19.55	0.44		1.07		1.51	(0.44)	(0.02)	(0.46)	20.60	7.65		291,837		0.34	[g]	0.25	[g]	2.12		11
	5/31/19		19.86	0.41		(0.27)		0.14	(0.40)	(0.05)	(0.45)	19.55	0.87		258,812		0.31	[f]	0.23	[f]	2.09		6
	5/31/18		18.21	0.37		1.67		2.04	(0.36)	(0.03)	(0.39)	19.86	11.24		264,272		0.27	[e]	0.18	[e]	1.88		3
	5/31/17		16.12	0.33		2.18		2.51	(0.33)	(0.09)	(0.42)	18.21	15.81		185,887		0.28	[e]	0.19	[e]	1.95		5
Retirement Class:	11/30/21	#	26.93	0.00	[d]	0.69		0.69	—	—	—	27.62	2.56	[b]	444,508		0.42	[c,g]	0.35	[c,g]	0.03	[c]	7	[b]
	5/31/21		20.52	0.34		6.51		6.85	(0.36)	(0.08)	(0.44)	26.93	33.55		435,795		0.43	[g]	0.35	[g]	1.42		14
	5/31/20		19.47	0.42		1.07		1.49	(0.42)	(0.02)	(0.44)	20.52	7.58		348,208		0.44	[g]	0.35	[g]	2.02		11
	5/31/19		19.78	0.37		(0.25)		0.12	(0.38)	(0.05)	(0.43)	19.47	0.77		336,720		0.42	[f]	0.33	[f]	1.89		6
	5/31/18		18.15	0.33		1.67		2.00	(0.34)	(0.03)	(0.37)	19.78	11.05		310,574		0.37	[e]	0.28	[e]	1.70		3
	5/31/17		16.07	0.32		2.17		2.49	(0.32)	(0.09)	(0.41)	18.15	15.73		229,150		0.38	[e]	0.29	[e]	1.89		5

84	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	85

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss )	Portfolio turnover rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/21	#	$27.98		$ 0.02	$0.77		$ 0.79	$ —	$ —	$ —	$28.77	2.82%[b]		$4,050,698		0.17%[c,g]		0.10%[c,g]		0.13%[c]	7%[b]
	5/31/21		20.68		0.41	7.34		7.75	(0.41)	(0.04)	(0.45)	27.98	37.71		3,640,347		0.17	[g]	0.10	[g]	1.65	11
	5/31/20		19.69		0.47	1.02		1.49	(0.48)	(0.02)	(0.50)	20.68	7.43		2,269,913		0.19	[g]	0.10	[g]	2.27	6
	5/31/19		20.09		0.42	(0.34)		0.08	(0.43)	(0.05)	(0.48)	19.69	0.58		1,451,216		0.17	[f]	0.08	[f]	2.10	4
	5/31/18		18.32		0.40	1.78		2.18	(0.38)	(0.03)	(0.41)	20.09	11.97		982,189		0.13	[e]	0.03	[e]	2.02	3
	5/31/17		16.13		0.35	2.27		2.62	(0.35)	(0.08)	(0.43)	18.32	16.51		513,660		0.14	[e]	0.04	[e]	2.06	4
Advisor Class:	11/30/21	#	27.93		0.00 [d]	0.77		0.77	—	—	—	28.70	2.76	[b]	17,526		0.27	[c,g]	0.20	[c,g]	0.03 [c]	7	[b]
	5/31/21		20.65		0.32	7.39		7.71	(0.39)	(0.04)	(0.43)	27.93	37.58		12,840		0.28	[g]	0.20	[g]	1.29	11
	5/31/20		19.66		0.48	0.99		1.47	(0.46)	(0.02)	(0.48)	20.65	7.37		2,504		0.29	[g]	0.21	[g]	2.31	6
	5/31/19		20.08		0.42	(0.37)		0.05	(0.42)	(0.05)	(0.47)	19.66	0.41		1,162		0.27	[f]	0.18	[f]	2.10	4
	5/31/18		18.32		0.37	1.79		2.16	(0.37)	(0.03)	(0.40)	20.08	11.85		422		0.25	[e]	0.15	[e]	1.88	3
	5/31/17		16.12		0.36	2.27		2.63	(0.35)	(0.08)	(0.43)	18.32	16.57		117		0.15	[e]	0.05	[e]	2.11	4
Premier Class:	11/30/21	#	27.83		(0.00)[d]	0.77		0.77	—	—	—	28.60	2.77	[b]	344,540		0.32	[c,g]	0.25	[c,g]	(0.02)[c]	7	[b]
	5/31/21		20.58		0.36	7.31		7.67	(0.38)	(0.04)	(0.42)	27.83	37.48		352,496		0.32	[g]	0.25	[g]	1.47	11
	5/31/20		19.60		0.44	1.01		1.45	(0.45)	(0.02)	(0.47)	20.58	7.28		225,642		0.34	[g]	0.25	[g]	2.12	6
	5/31/19		20.00		0.41	(0.35)		0.06	(0.41)	(0.05)	(0.46)	19.60	0.43		195,595		0.32	[f]	0.22	[f]	2.05	4
	5/31/18		18.24		0.36	1.79		2.15	(0.36)	(0.03)	(0.39)	20.00	11.83		191,402		0.28	[e]	0.18	[e]	1.86	3
	5/31/17		16.06		0.33	2.26		2.59	(0.33)	(0.08)	(0.41)	18.24	16.37		133,862		0.29	[e]	0.19	[e]	1.96	4
Retirement Class:	11/30/21	#	27.70		(0.02)	0.77		0.75	—	—	—	28.45	2.71	[b]	347,185		0.42	[c,g]	0.35	[c,g]	(0.12)[c]	7	[b]
	5/31/21		20.49		0.34	7.26		7.60	(0.35)	(0.04)	(0.39)	27.70	37.32		328,342		0.42	[g]	0.35	[g]	1.40	11
	5/31/20		19.51		0.42	1.01		1.43	(0.43)	(0.02)	(0.45)	20.49	7.21		256,314		0.44	[g]	0.35	[g]	2.03	6
	5/31/19		19.91		0.36	(0.32)		0.04	(0.39)	(0.05)	(0.44)	19.51	0.32		236,400		0.42	[f]	0.32	[f]	1.83	4
	5/31/18		18.16		0.32	1.80		2.12	(0.34)	(0.03)	(0.37)	19.91	11.71		219,919		0.38	[e]	0.28	[e]	1.66	3
	5/31/17		16.00		0.32	2.24		2.56	(0.32)	(0.08)	(0.40)	18.16	16.24		169,479		0.39	[e]	0.29	[e]	1.88	4
LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/21	#	28.25		0.01	0.80		0.81	—	—	—	29.06	2.87	[b]	3,306,080		0.17	[c,g]	0.10	[c,g]	0.07 [c]	7	[b]
	5/31/21		20.75		0.41	7.53		7.94	(0.41)	(0.03)	(0.44)	28.25	38.50		2,948,578		0.18	[g]	0.10	[g]	1.63	9
	5/31/20		19.75		0.47	1.03		1.50	(0.48)	(0.02)	(0.50)	20.75	7.46		1,786,312		0.19	[g]	0.10	[g]	2.26	5
	5/31/19		20.17		0.42	(0.35)		0.07	(0.44)	(0.05)	(0.49)	19.75	0.47		1,066,667		0.18	[f]	0.08	[f]	2.08	5
	5/31/18		18.36		0.39	1.84		2.23	(0.39)	(0.03)	(0.42)	20.17	12.16		667,846		0.13	[e]	0.03	[e]	2.01	3
	5/31/17		16.13		0.35	2.31		2.66	(0.35)	(0.08)	(0.43)	18.36	16.75		346,490		0.15	[e]	0.04	[e]	2.06	7
Advisor Class:	11/30/21	#	28.21		(0.00)[d]	0.79		0.79	—	—	—	29.00	2.80	[b]	14,833		0.27	[c,g]	0.20	[c,g]	(0.03)[c]	7	[b]
	5/31/21		20.72		0.33	7.58		7.91	(0.39)	(0.03)	(0.42)	28.21	38.42		10,851		0.27	[g]	0.20	[g]	1.30	9
	5/31/20		19.73		0.50	0.97		1.47	(0.46)	(0.02)	(0.48)	20.72	7.35		2,546		0.28	[g]	0.20	[g]	2.41	5
	5/31/19		20.16		0.41	(0.36)		0.05	(0.43)	(0.05)	(0.48)	19.73	0.37		1,200		0.27	[f]	0.17	[f]	2.07	5
	5/31/18		18.35		0.37	1.84		2.21	(0.37)	(0.03)	(0.40)	20.16	12.08		212		0.19	[e]	0.09	[e]	1.90	3
	5/31/17		16.13		0.55	2.10		2.65	(0.35)	(0.08)	(0.43)	18.35	16.67		227		0.20	[e]	0.09	[e]	3.22	7
Premier Class:	11/30/21	#	28.09		(0.01)	0.80		0.79	—	—	—	28.88	2.81	[b]	296,689		0.32	[c,g]	0.25	[c,g]	(0.08)[c]	7	[b]
	5/31/21		20.63		0.36	7.51		7.87	(0.38)	(0.03)	(0.41)	28.09	38.36		295,691		0.33	[g]	0.25	[g]	1.47	9
	5/31/20		19.65		0.44	1.01		1.45	(0.45)	(0.02)	(0.47)	20.63	7.26		188,481		0.34	[g]	0.25	[g]	2.11	5
	5/31/19		20.07		0.41	(0.37)		0.04	(0.41)	(0.05)	(0.46)	19.65	0.32		157,105		0.32	[f]	0.22	[f]	2.06	5
	5/31/18		18.28		0.36	1.82		2.18	(0.36)	(0.03)	(0.39)	20.07	11.97		148,822		0.28	[e]	0.18	[e]	1.83	3
	5/31/17		16.06		0.33	2.30		2.63	(0.33)	(0.08)	(0.41)	18.28	16.61		101,527		0.30	[e]	0.19	[e]	1.94	7
Retirement Class:	11/30/21	#	27.95		(0.03)	0.80		0.77	—	—	—	28.72	2.75	[b]	297,006		0.42	[c,g]	0.35	[c,g]	(0.18)[c]	7	[b]
	5/31/21		20.54		0.34	7.45		7.79	(0.35)	(0.03)	(0.38)	27.95	38.15		285,738		0.43	[g]	0.35	[g]	1.41	9
	5/31/20		19.56		0.42	1.01		1.43	(0.43)	(0.02)	(0.45)	20.54	7.19		218,846		0.45	[g]	0.35	[g]	2.04	5
	5/31/19		19.98		0.36	(0.34)		0.02	(0.39)	(0.05)	(0.44)	19.56	0.21		202,199		0.42	[f]	0.32	[f]	1.83	5
	5/31/18		18.20		0.33	1.82		2.15	(0.34)	(0.03)	(0.37)	19.98	11.86		178,268		0.38	[e]	0.28	[e]	1.68	3
	5/31/17		16.00		0.32	2.28		2.60	(0.32)	(0.08)	(0.40)	18.20	16.49		128,210		0.40	[e]	0.29	[e]	1.89	7

86	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	87

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized													Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain		Less distributions from		Total	Net asset				Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period		Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss )	Portfolio turnover rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/21	#	$22.70		$ 0.01	$ 0.64		$ 0.65		$ —	$ —	$ —	$23.35		2.86%[b]		$1,692,413		0.17%[c,g]		0.10%[c,g]		0.05%[c]	7%[b]
	5/31/21		16.59		0.32	6.14		6.46		(0.33)	(0.02)	(0.35)	22.70		39.14		1,478,111		0.18	[g]	0.10	[g]	1.61	6
	5/31/20		15.80		0.37	0.82		1.19		(0.38)	(0.02)	(0.40)	16.59		7.37		801,496		0.20	[g]	0.11	[g]	2.23	7
	5/31/19		16.15		0.33	(0.30)		0.03		(0.35)	(0.03)	(0.38)	15.80		0.34		439,798		0.20	[f]	0.09	[f]	2.04	4
	5/31/18		14.67		0.32	1.49		1.81		(0.31)	(0.02)	(0.33)	16.15		12.35		239,571		0.18	[e]	0.03	[e]	2.02	5
	5/31/17		12.84		0.28	1.86		2.14		(0.27)	(0.04)	(0.31)	14.67		16.95		99,158		0.24	[e]	0.04	[e]	2.05	11
Advisor Class:	11/30/21	#	22.66		(0.01)	0.66		0.65		—	—	—	23.31	[b]	2.87	[b]	10,962		0.27	[c,g]	0.20	[c,g]	(0.05)[c]	7	[b]
	5/31/21		16.57		0.29	6.13		6.42		(0.31)	(0.02)	(0.33)	22.66		38.98		8,251		0.28	[g]	0.20	[g]	1.46	6
	5/31/20		15.79		0.35	0.82		1.17		(0.37)	(0.02)	(0.39)	16.57		7.24		1,534		0.29	[g]	0.20	[g]	2.13	7
	5/31/19		16.14		0.33	(0.31)		0.02		(0.34)	(0.03)	(0.37)	15.79		0.30		755		0.28	[f]	0.17	[f]	2.11	4
	5/31/18		14.67		0.31	1.49		1.80		(0.31)	(0.02)	(0.33)	16.14		12.27		142		0.19	[e]	0.05	[e]	1.95	5
	5/31/17		12.83		0.29	1.86		2.15		(0.27)	(0.04)	(0.31)	14.67		17.02		118		0.26	[e]	0.05	[e]	2.10	11
Premier Class:	11/30/21	#	22.62		(0.01)	0.65		0.64		—	—	—	23.26	[b]	2.83	[b]	146,399		0.32	[c,g]	0.25	[c,g]	(0.10)[c]	7	[b]
	5/31/21		16.54		0.29	6.11		6.40		(0.30)	(0.02)	(0.32)	22.62		38.91		142,662		0.33	[g]	0.25	[g]	1.45	6
	5/31/20		15.76		0.35	0.81		1.16		(0.36)	(0.02)	(0.38)	16.54		7.19		79,521		0.35	[g]	0.26	[g]	2.09	7
	5/31/19		16.11		0.34	(0.33)		0.01		(0.33)	(0.03)	(0.36)	15.76		0.20		57,625		0.34	[f]	0.23	[f]	2.10	4
	5/31/18		14.64		0.28	1.50		1.78		(0.29)	(0.02)	(0.31)	16.11		12.19		47,812		0.32	[e]	0.18	[e]	1.80	5
	5/31/17		12.82		0.27	1.85		2.12		(0.26)	(0.04)	(0.30)	14.64		16.77		23,295		0.39	[e]	0.19	[e]	1.95	11
Retirement Class:	11/30/21	#	22.56		(0.02)	0.64		0.62		—	—	—	23.18	[b]	2.75	[b]	158,539		0.42	[c,g]	0.35	[c,g]	(0.20)[c]	7	[b]
	5/31/21		16.50		0.28	6.08		6.36		(0.28)	(0.02)	(0.30)	22.56		38.76		149,564		0.43	[g]	0.35	[g]	1.44	6
	5/31/20		15.73		0.34	0.79		1.13		(0.34)	(0.02)	(0.36)	16.50		7.05		114,986		0.46	[g]	0.36	[g]	2.02	7
	5/31/19		16.07		0.29	(0.29)		0.00	[d]	(0.31)	(0.03)	(0.34)	15.73		0.16		98,131		0.44	[f]	0.33	[f]	1.84	4
	5/31/18		14.61		0.26	1.50		1.76		(0.28)	(0.02)	(0.30)	16.07		12.03		78,137		0.42	[e]	0.28	[e]	1.68	5
	5/31/17		12.79		0.25	1.86		2.11		(0.25)	(0.04)	(0.29)	14.61		16.74		50,546		0.49	[e]	0.28	[e]	1.80	11
LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/21	#	17.52		0.00 [d]	0.51		0.51		—	—	—	18.03		2.91	[b]	731,282		0.19	[c,g]	0.10	[c,g]	0.03 [c]	7	[b]
	5/31/21		12.75		0.25	4.78		5.03		(0.25)	(0.01)	(0.26)	17.52		39.68		600,348		0.21	[g]	0.10	[g]	1.59	6
	5/31/20		12.14		0.28	0.63		0.91		(0.29)	(0.01)	(0.30)	12.75		7.36		267,485		0.26	[g]	0.11	[g]	2.21	16
	5/31/19		12.44		0.26	(0.24)		0.02		(0.27)	(0.05)	(0.32)	12.14		0.25		112,059		0.32	[f]	0.08	[f]	2.15	28
	5/31/18		11.29		0.25	1.16		1.41		(0.24)	(0.02)	(0.26)	12.44		12.44		58,145		0.42	[e]	0.03	[e]	2.04	32
	5/31/17		9.89		0.21	1.47		1.68		(0.22)	(0.06)	(0.28)	11.29		17.22		18,596		0.93	[e]	0.04	[e]	2.02	36
Advisor Class:	11/30/21	#	17.51		(0.01)	0.51		0.50		—	—	—	18.01		2.86	[b]	8,150		0.29	[c,g]	0.20	[c,g]	(0.07)[c]	7	[b]
	5/31/21		12.75		0.20	4.81		5.01		(0.24)	(0.01)	(0.25)	17.51		39.51		5,527		0.30	[g]	0.20	[g]	1.31	6
	5/31/20		12.15		0.27	0.62		0.89		(0.28)	(0.01)	(0.29)	12.75		7.21		1,292		0.35	[g]	0.20	[g]	2.11	16
	5/31/19		12.45		0.26	(0.25)		0.01		(0.26)	(0.05)	(0.31)	12.15		0.22		590		0.39	[f]	0.17	[f]	2.16	28
	5/31/18		11.29		0.23	1.18		1.41		(0.23)	(0.02)	(0.25)	12.45		12.52		157		0.42	[e]	0.05	[e]	1.92	32
	5/31/17		9.89		0.22	1.46		1.68		(0.22)	(0.06)	(0.28)	11.29		17.20		118		0.94	[e]	0.05	[e]	2.10	36
Premier Class:	11/30/21	#	17.48		(0.01)	0.51		0.50		—	—	—	17.98		2.86	[b]	46,116		0.34	[c,g]	0.25	[c,g]	(0.12)[c]	7	[b]
	5/31/21		12.73		0.22	4.77		4.99		(0.23)	(0.01)	(0.24)	17.48		39.44		40,943		0.35	[g]	0.25	[g]	1.42	6
	5/31/20		12.13		0.27	0.61		0.88		(0.27)	(0.01)	(0.28)	12.73		7.17		17,927		0.41	[g]	0.26	[g]	2.09	16
	5/31/19		12.43		0.24	(0.24)		0.00	[d]	(0.25)	(0.05)	(0.30)	12.13		0.12		8,644		0.46	[f]	0.23	[f]	1.95	28
	5/31/18		11.28		0.18	1.21		1.39		(0.22)	(0.02)	(0.24)	12.43		12.34		5,040		0.55	[e]	0.18	[e]	1.51	32
	5/31/17		9.88		0.20	1.46		1.66		(0.20)	(0.06)	(0.26)	11.28		17.05		1,810		1.07	[e]	0.19	[e]	1.92	36
Retirement Class:	11/30/21	#	17.44		(0.02)	0.50		0.48		—	—	—	17.92		2.75	[b]	63,677		0.44	[c,g]	0.35	[c,g]	(0.22)[c]	7	[b]
	5/31/21		12.70		0.22	4.75		4.97		(0.22)	(0.01)	(0.23)	17.44		39.33		55,903		0.45	[g]	0.35	[g]	1.43	6
	5/31/20		12.11		0.26	0.60		0.86		(0.26)	(0.01)	(0.27)	12.70		7.01		37,293		0.51	[g]	0.36	[g]	2.00	16
	5/31/19		12.41		0.23	(0.24)		(0.01)		(0.24)	(0.05)	(0.29)	12.11		0.05		25,636		0.56	[f]	0.33	[f]	1.89	28
	5/31/18		11.26		0.19	1.19		1.38		(0.21)	(0.02)	(0.23)	12.41		12.29		15,437		0.65	[e]	0.28	[e]	1.59	32
	5/31/17		9.88		0.18	1.46		1.64		(0.20)	(0.06)	(0.26)	11.26		16.84		5,413		1.15	[e]	0.28	[e]	1.71	36

88	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	89

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2065 FUND
Institutional Class:	11/30/21	#	$12.45		$ 0.00 [d]	$ 0.38		$ 0.38	$ —	$ —	$ —	$12.83	3.05%[b]		$22,615		1.15%[c,g]		0.10%[c,g]		0.00%[c]		83%[b]
	5/31/21	§	10.00		0.15	2.48		2.63	(0.18)	—	(0.18)	12.45	26.45	[b]	7,131		3.91	[c,g]	0.10	[c,g]	2.02	[c]	36	[b]
Advisor Class:	11/30/21	#	12.45		(0.00)[d]	0.38		0.38	—	—	—	12.83	3.05	[b]	709		1.14	[c,g]	0.11	[c,g]	(0.01)[c]		83	[b]
	5/31/21	§	10.00		0.16	2.48		2.64	(0.18)	—	(0.18)	12.46	26.48	[b]	626		4.26	[c,g]	0.25	[c,g]	2.16	[c]	36	[b]
Premier Class:	11/30/21	#	12.45		(0.01)	0.36		0.35	—	—	—	12.80	2.81	[b]	689		1.29	[c,g]	0.25	[c,g]	(0.15)[c]		83	[b]
	5/31/21	§	10.00		0.16	2.48		2.64	(0.18)	—	(0.18)	12.46	26.48	[b]	637		4.41	[c,g]	0.25	[c,g]	2.14	[c]	36	[b]
Retirement Class:	11/30/21	#	12.44		(0.02)	0.35		0.33	—	—	—	12.77	2.65	[b]	1,035		1.40	[c,g]	0.35	[c,g]	(0.25)[c]		83	[b]
	5/31/21	§	10.00		0.15	2.46		2.61	(0.17)	—	(0.17)	12.44	26.35	[b]	693		4.54	[c,g]	0.35	[c,g]	2.00	[c]	36	[b]
#	Unaudited
§	The Fund commenced operations on September 30, 2020.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Index Fund’s expenses include the expenses of the Underlying Funds.
[g]	The Fund’s expenses include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

90	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	91

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

92	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	93

Notes to financial statements (unaudited)

2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of November 30, 2021, all of the investments in the Funds were valued based on Level 1 inputs.

94	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2021 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government Purchases	Non-U.S. government Sales
Lifecycle Index Retirement Income	$95,314	$83,730
Lifecycle Index 2010	81,175	80,985
Lifecycle Index 2015	130,723	112,603
Lifecycle Index 2020	328,514	314,089
Lifecycle Index 2025	594,081	406,835
Lifecycle Index 2030	776,569	435,762
Lifecycle Index 2035	788,175	426,169
Lifecycle Index 2040	795,121	435,326
Lifecycle Index 2045	643,685	337,886
Lifecycle Index 2050	544,503	265,006
Lifecycle Index 2055	314,830	134,721
Lifecycle Index 2060	178,931	51,025
Lifecycle Index 2065	29,785	14,096

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	95

Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At November 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$539,039	$111,678	$(6,755)	$104,923
Lifecycle Index 2010	554,774	148,673	(7,678)	140,995
Lifecycle Index 2015	944,927	289,178	(12,185)	276,993
Lifecycle Index 2020	2,678,113	783,125	(29,945)	753,180
Lifecycle Index 2025	4,284,736	1,258,392	(39,189)	1,219,203
Lifecycle Index 2030	4,883,618	1,578,739	(43,155)	1,535,584
Lifecycle Index 2035	4,505,315	1,649,684	(36,639)	1,613,045
Lifecycle Index 2040	4,453,915	1,894,621	(36,341)	1,858,280
Lifecycle Index 2045	3,353,820	1,415,829	(18,563)	1,397,266
Lifecycle Index 2050	2,773,986	1,152,054	(13,414)	1,138,640
Lifecycle Index 2055	1,483,313	526,819	(5,800)	521,019
Lifecycle Index 2060	668,913	182,139	(3,045)	179,094
Lifecycle Index 2065	23,336	1,746	(92)	1,654

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2021 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$11,237,378	$825,217	$12,062,595
Lifecycle Index 2010	12,439,690	2,873,726	15,313,416
Lifecycle Index 2015	22,866,991	7,287,097	30,154,088
Lifecycle Index 2020	63,783,593	8,527,097	72,310,690
Lifecycle Index 2025	94,822,266	4,932,547	99,754,813
Lifecycle Index 2030	103,718,573	2,331,838	106,050,411
Lifecycle Index 2035	95,237,190	2,531,313	97,768,503
Lifecycle Index 2040	94,411,870	3,146,424	97,558,294
Lifecycle Index 2045	61,965,333	2,382,680	64,348,013
Lifecycle Index 2050	48,633,893	1,845,303	50,479,196
Lifecycle Index 2055	22,398,370	836,159	23,234,529
Lifecycle Index 2060	7,954,357	234,777	8,189,134
Lifecycle Index 2065	92,471	—	92,471

The tax character of the fiscal year 2022 distributions will be determined at the end of the fiscal year.

96	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets. Advisors has contractually agreed to waive a portion of the asset allocation fee rate (and, for the Lifecycle Index Retirement Income and Lifecycle Index 2010 Funds, a portion of the Underlying Funds fee rate prior to October 1, 2021) equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of November 30, 2021, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

		Investment management fee waiver
	Investment management	Effective		Prior to
Fund	fee — effective rate	10/1/21	*	10/1/21
Lifecycle Index Retirement Income	0.08%	0.085%		0.104%
Lifecycle Index 2010	0.08	0.085		0.104
Lifecycle Index 2015	0.08	0.081		0.098
Lifecycle Index 2020	0.09	0.077		0.092
Lifecycle Index 2025	0.09	0.072		0.085
Lifecycle Index 2030	0.09	0.066		0.078
Lifecycle Index 2035	0.09	0.061		0.071
Lifecycle Index 2040	0.09	0.059		0.067
Lifecycle Index 2045	0.09	0.058		0.062
Lifecycle Index 2050	0.09	0.057		0.062
Lifecycle Index 2055	0.09	0.057		0.061
Lifecycle Index 2060	0.09	0.057		0.061
Lifecycle Index 2065	0.09	0.056		0.060

*	These waivers will remain in effect through September 30, 2022, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	97

Notes to financial statements (unaudited)

Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2022. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class			Advisor Class			Premier Class			Retirement Class
Fund	Effective 10/1/21	†	Prior to 10/1/21	Effective 10/1/21	†	Prior to 10/1/21	Effective 10/1/21	†	Prior to 10/1/21	Effective 10/1/21	†	Prior to 10/1/21
Lifecycle Index Retirement Income	0.015%		0.000%	0.165%		0.150%	0.165%		0.150%	0.265%		0.250%
Lifecycle Index 2010	0.015		0.000	0.165		0.150	0.165		0.150	0.265		0.250
Lifecycle Index 2015	0.019		0.002	0.169		0.152	0.169		0.152	0.269		0.252
Lifecycle Index 2020	0.023		0.008	0.173		0.158	0.173		0.158	0.273		0.258
Lifecycle Index 2025	0.028		0.015	0.178		0.165	0.178		0.165	0.278		0.265
Lifecycle Index 2030	0.034		0.022	0.184		0.172	0.184		0.172	0.284		0.272
Lifecycle Index 2035	0.039		0.029	0.189		0.179	0.189		0.179	0.289		0.279
Lifecycle Index 2040	0.041		0.033	0.191		0.183	0.191		0.183	0.291		0.283
Lifecycle Index 2045	0.042		0.038	0.192		0.188	0.192		0.188	0.292		0.288
Lifecycle Index 2050	0.043		0.038	0.193		0.188	0.193		0.188	0.293		0.288
Lifecycle Index 2055	0.043		0.039	0.193		0.189	0.193		0.189	0.293		0.289
Lifecycle Index 2060	0.043		0.039	0.193		0.189	0.193		0.189	0.293		0.289
Lifecycle Index 2065	0.044		0.040	0.194		0.190	0.194		0.190	0.294		0.290

†	The expense reimbursement arrangements will continue through at least September 30, 2022, unless changed with the approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2021, the Funds did not engage in security transactions with affiliated entities.

98	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2021:

Fund	TIAA
Lifecycle Index Retirement Income	—%
Lifecycle Index 2010	—
Lifecycle Index 2015	—
Lifecycle Index 2020	—
Lifecycle Index 2025	—
Lifecycle Index 2030	—
Lifecycle Index 2035	—
Lifecycle Index 2040	—
Lifecycle Index 2045	—
Lifecycle Index 2050	—
Lifecycle Index 2055	—
Lifecycle Index 2060	—
Lifecycle Index 2065	26

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$249,105	$34,005	$23,172	$(794)	$923	$2,486	$260,067
Emerging Markets Equity Index	24,983	9,145	3,228	(8)	(2,716)	—	28,176
Equity Index	174,676	14,729	37,004	8,981	4,201	—	165,583
Inflation-Linked Bond	62,514	9,341	6,962	1	22	1,794	64,916
International Equity Index	50,885	18,413	6,732	156	(2,308)	—	60,414
Short-Term Bond Index	62,267	9,681	6,632	(64)	(446)	197	64,806
	$624,430	$95,314	$83,730	$8,272	$(324)	$4,477	$643,962
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$274,591	$24,493	$18,429	$(505)	$742	$2,704	$280,892
Emerging Markets Equity Index	26,800	8,356	2,898	4	(2,883)	—	29,379
Equity Index	188,090	8,858	38,179	13,064	887	—	172,720
Inflation-Linked Bond	68,762	7,104	5,808	25	13	1,955	70,096
International Equity Index	54,203	15,329	4,253	71	(2,336)	—	63,014
Short-Term Bond Index	74,639	10,801	5,157	(39)	(576)	238	79,668
	$687,085	$74,941	$74,724	$12,620	$(4,153)	$4,897	$695,769

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	99

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$463,648	$46,009	$25,021	$(671)	$1,053	$4,645	$485,018
Emerging Markets Equity Index	52,278	15,498	3,791	(58)	(5,693)	—	58,234
Equity Index	366,189	13,751	64,293	22,950	4,440	—	343,037
Inflation-Linked Bond	99,252	12,324	6,264	3	72	2,870	105,387
International Equity Index	106,825	30,362	7,690	297	(4,806)	—	124,988
Short-Term Bond Index	98,833	12,779	5,544	(43)	(770)	317	105,255
	$1,187,025	$130,723	$112,603	$22,478	$(5,704)	$7,832	$1,221,919
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$1,280,267	$110,400	$62,904	$(1,992)	$2,955	$12,754	$1,328,726
Emerging Markets Equity Index	164,918	43,483	7,945	(39)	(17,939)	—	182,478
Equity Index	1,155,050	35,693	201,555	69,299	16,337	—	1,074,824
Inflation-Linked Bond	213,883	23,738	10,811	(17)	159	6,180	226,952
International Equity Index	336,866	89,683	20,743	1,059	(15,227)	—	391,638
Short-Term Bond Index	213,039	25,517	10,131	(89)	(1,661)	683	226,675
	$3,364,023	$328,514	$314,089	$68,221	$(15,376)	$19,617	$3,431,293
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$1,806,498	$204,408	$54,098	$(1,925)	$2,905	$18,335	$1,957,788
Emerging Markets Equity Index	294,635	87,912	13,399	(462)	(32,285)	—	336,401
Equity Index	2,065,076	64,346	301,631	82,327	71,396	—	1,981,514
Inflation-Linked Bond	227,460	33,920	8,159	(69)	230	6,673	253,382
International Equity Index	602,409	168,058	22,405	1,159	(27,356)	—	721,865
Short-Term Bond Index	226,603	35,437	7,143	(67)	(1,840)	741	252,990
	$5,222,681	$594,081	$406,835	$80,963	$13,050	$25,749	$5,503,940
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$1,821,385	$253,599	$49,258	$(1,780)	$2,540	$18,762	$2,026,486
Emerging Markets Equity Index	383,708	118,488	8,878	(352)	(43,207)	—	449,759
Equity Index	2,687,460	111,849	353,804	71,964	129,376	—	2,646,845
Inflation-Linked Bond	140,109	28,535	2,824	(43)	143	4,212	165,920
International Equity Index	783,908	233,284	17,614	610	(35,692)	—	964,496
Short-Term Bond Index	139,483	30,814	3,383	(31)	(1,187)	471	165,696
	$5,956,053	$776,569	$435,761	$70,368	$51,973	$23,445	$6,419,202

100	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$1,495,980	$236,885	$46,730	$(1,708)	$2,169	$15,523	$1,686,596
Emerging Market Equity Index	407,103	134,687	12,444	(660)	(46,016)	—	482,670
Equity Index	2,851,937	133,444	354,713	57,053	157,226	—	2,844,947
Inflation-Linked Bond	19,819	14,433	100	(1)	30	696	34,181
International Equity Index	831,820	253,988	12,065	286	(38,203)	—	1,035,826
Short-Term Bond Index	19,739	14,739	117	(1)	(221)	82	34,139
	$5,626,398	$788,176	$426,169	$54,969	$74,985	$16,301	$6,118,359
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$1,120,711	$206,961	$28,641	$(1,049)	$1,232	$11,788	$1,299,214
Emerging Markets Equity Index	467,040	153,713	12,301	(581)	(53,021)	—	554,850
Equity Index	3,264,503	140,355	381,653	59,686	184,847	—	3,267,738
International Equity Index	952,848	294,092	12,731	306	(44,122)	—	1,190,393
	$5,805,102	$795,121	$435,326	$58,362	$88,936	$11,788	$6,312,195
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$490,739	$113,180	$12,079	$(447)	$412	$5,261	$591,805
Emerging Markets Equity Index	381,615	131,458	8,005	(341)	(44,010)	—	460,717
Equity Index	2,673,539	145,987	308,391	29,412	170,876	—	2,711,423
International Equity Index	779,982	253,060	9,411	172	(36,662)	—	987,141
	$4,325,875	$643,685	$337,886	$28,796	$90,616	$5,261	$4,751,086
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$315,210	$59,919	$11,649	$(429)	$493	$3,302	$363,544
Emerging Markets Equity Index	320,165	116,699	6,258	(358)	(37,261)	—	392,987
Equity Index	2,243,432	143,118	241,454	12,989	155,729	—	2,313,814
International Equity Index	654,334	224,767	5,645	115	(31,290)	—	842,281
	$3,533,141	$544,503	$265,006	$12,317	$87,671	$3,302	$3,912,626

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	101

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$136,177	$29,880	$5,398	$(212)	$220	$1,443	$160,667
Emerging Markets Equity Index	162,916	64,631	4,105	(233)	(19,124)	—	204,085
Equity Index	1,141,501	95,954	121,996	1,856	84,520	—	1,201,835
International Equity Index	332,815	124,365	3,222	37	(16,249)	—	437,746
	$1,773,409	$314,830	$134,721	$1,448	$49,367	$1,443	$2,004,333
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$45,021	$13,599	$1,436	$(58)	$43	$496	$57,169
Emerging Markets Equity Index	65,451	31,660	1,482	(99)	(8,026)	—	87,504
Equity Index	456,354	70,842	46,918	(286)	35,614	—	515,606
International Equity Index	133,068	62,830	1,189	9	(6,990)	—	187,728
	$699,894	$178,931	$51,025	$(434)	$20,641	$496	$848,007
Lifecycle Index 2065 Fund
TIAA-CREF Funds:
Bond Index	$470	$1,000	$105	$(3)	$—	$9	$1,362
Emerging Markets Equity Index	859	2,149	168	(13)	(188)	—	2,639
Equity Index	5,981	10,730	2,025	(26)	688	—	15,348
International Equity Index	1,741	4,467	358	(7)	(202)	—	5,641
	$9,051	$18,346	$2,656	$(49)	$298	$9	$24,990

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder

102	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2021, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	103

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

104	2021 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Index Funds ■ 2021 Semiannual Report	105

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	November 30, 2021

TIAA-CREF
Lifestyle Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	3

Letter to investors

Global financial markets generated mixed results for the six months ended November 30, 2021, as the economic implications of COVID-19 and subsequent variant strains differed among countries. U.S. equities advanced amid continued economic expansion during the period. However, foreign stocks posted losses, with emerging markets declining more than international developed markets. U.S. fixed-income securities rose modestly as U.S. Treasury yields fell across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.

•	All five TIAA-CREF Lifestyle Funds advanced for the period, but all underperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 0.4% for the Lifestyle Income Fund to 0.9% for the Lifestyle Aggressive Growth Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

U.S. and international stocks posted mixed results

U.S. equities advanced for the six months as the economy continued to expand. However, business activity slowed late in the period as supply-chain bottlenecks limited the delivery of certain products, and companies struggled to hire more workers. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 7.6%. The Fed maintained short-term interest rates at historically low levels but in November began reducing the pace of its bond-buying program designed to support the economy and credit markets.

International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned –5.5% in U.S.-dollar terms. The economy of the 19-nation euro area returned to moderate growth in the second and third quarters of 2021. However, China’s economic growth decelerated year-over-year during the same period.

U.S. investment-grade bonds posted modest gains as U.S. Treasury yields declined across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 1.0% for the period.

4	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Reflecting on the past, preparing for the future

After posting strong returns in 2019 and 2020, the U.S. stock market is currently on track to register a third consecutive positive year. There is an old adage in investing that states, “A bull market climbs a wall of worry,” meaning that investors tend to get nervous when markets continue to rise. At the end of every year, as we reflect on our financial progress and consider our future goals, it’s natural to wonder where the markets are headed and how we should position our portfolios.

As investment professionals, we have looked over the history of market fluctuations and have forged a primary belief that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise approaches in dealing with the ever-present factors of risk and uncertainty. The TIAA-CREF Lifestyle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the Lifestyle Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021–November 30, 2021).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifestyle Funds Institutional Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Income Fund actual return	$1,000.00	$1,003.66	$0.50		$2.11
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.13
Conservative Fund actual return	1,000.00	1,006.73	0.50		2.31
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.33
Moderate Fund actual return	1,000.00	1,009.26	0.50		2.52
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.54
Growth Fund actual return	1,000.00	1,008.96	0.45		2.67
5% annual hypothetical return	1,000.00	1,024.62	0.46		2.69
Aggressive Growth Fund actual return	1,000.00	1,009.39	0.25		2.67
5% annual hypothetical return	1,000.00	1,024.82	0.25		2.69
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Income Fund, 0.10% for the Conservative Fund, 0.10% for the Moderate Fund, 0.09% for the Growth Fund and 0.05% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund, 0.46% for the Conservative Fund, 0.50% for the Moderate Fund, 0.53% for the Growth Fund and 0.53% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifestyle Funds Advisor Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Income Fund actual return	$1,000.00	$1,004.10	$0.80		$2.36
5% annual hypothetical return	1,000.00	1,024.27	0.81		2.38
Conservative Fund actual return	1,000.00	1,006.32	1.01		2.82
5% annual hypothetical return	1,000.00	1,024.07	1.01		2.84
Moderate Fund actual return	1,000.00	1,008.83	0.91		2.92
5% annual hypothetical return	1,000.00	1,024.17	0.91		2.94
Growth Fund actual return	1,000.00	1,008.97	0.86		3.07
5% annual hypothetical return	1,000.00	1,024.22	0.86		3.09
Aggressive Growth Fund actual return	1,000.00	1,008.92	0.71		3.12
5% annual hypothetical return	1,000.00	1,024.37	0.71		3.14
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.16% for the Income Fund, 0.20% for the Conservative Fund, 0.18% for the Moderate Fund, 0.17% for the Growth Fund and 0.14% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.47% for the Income Fund, 0.56% for the Conservative Fund, 0.58% for the Moderate Fund, 0.61% for the Growth Fund and 0.62% for the Aggressive Growth Fund.

10	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifestyle Funds Premier Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Income Fund actual return	$1,000.00	$1,003.80	$1.26		$2.86
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.89
Conservative Fund actual return	1,000.00	1,006.71	1.26		3.07
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.09
Moderate Fund actual return	1,000.00	1,008.50	1.26		3.27
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
Growth Fund actual return	1,000.00	1,008.43	1.21		3.42
5% annual hypothetical return	1,000.00	1,023.87	1.22		3.45
Aggressive Growth Fund actual return	1,000.00	1,008.90	1.11		3.47
5% annual hypothetical return	1,000.00	1,023.97	1.12		3.50
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Income Fund, 0.25% for the Conservative Fund, 0.25% for the Moderate Fund, 0.24% for the Growth Fund and 0.22% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund, 0.61% for the Conservative Fund, 0.65% for the Moderate Fund, 0.68% for the Growth Fund and 0.69% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifestyle Funds Retirement Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Income Fund actual return	$1,000.00	$1,003.30	$1.76		$3.36
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.40
Conservative Fund actual return	1,000.00	1,005.52	1.76		3.57
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.60
Moderate Fund actual return	1,000.00	1,008.03	1.76		3.78
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.80
Growth Fund actual return	1,000.00	1,008.47	1.71		3.93
5% annual hypothetical return	1,000.00	1,023.36	1.72		3.95
Aggressive Growth Fund actual return	1,000.00	1,008.01	1.51		3.93
5% annual hypothetical return	1,000.00	1,023.56	1.52		3.95
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Income Fund, 0.35% for the Conservative Fund, 0.35% for the Moderate Fund, 0.34% for the Growth Fund and 0.30% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund, 0.71% for the Conservative Fund, 0.75% for the Moderate Fund, 0.78% for the Growth Fund and 0.78% for the Aggressive Growth Fund.

12	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2021

Lifestyle Funds Retail Class	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Income Fund actual return	$1,000.00	$1,003.03	$1.96		$3.51
5% annual hypothetical return	1,000.00	1,023.11	1.98		3.55
Conservative Fund actual return	1,000.00	1,005.40	1.86		3.67
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.70
Moderate Fund actual return	1,000.00	1,007.92	1.86		3.88
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.90
Growth Fund actual return	1,000.00	1,007.95	1.86		4.08
5% annual hypothetical return	1,000.00	1,023.21	1.88		4.10
Aggressive Growth Fund actual return	1,000.00	1,008.03	1.76		4.13
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.15
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.39% for the Income Fund, 0.37% for the Conservative Fund, 0.37% for the Moderate Fund, 0.37% for the Growth Fund and 0.35% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund, 0.73% for the Conservative Fund, 0.77% for the Moderate Fund, 0.81% for the Growth Fund and 0.82% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	13

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2021

All five of the Lifestyle Funds produced gains for the six-month period but underperformed their respective composite benchmarks. Institutional Class returns ranged from 0.37% for the Lifestyle Income Fund to 0.94% for the Lifestyle Aggressive Growth Fund. The performance tables show returns for all share classes of the funds.

The margin of underperformance of individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.52 of a percentage point for the Lifestyle Income Fund to 2.23 percentage points for the Lifestyle Aggressive Growth Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Growing economy lifted U.S. stocks higher

The U.S. economy grew at a solid pace during the period, though concerns over new COVID-19 variants and supply-chain bottlenecks contributed to a decelerating rate of expansion. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 6.7% during the second quarter of 2021 but slowed to 2.1% in the third quarter, according to the government’s “second” estimate. The unemployment rate declined every month during the period, falling to 4.2% in November. Core inflation, which includes all items except food and energy, rose 4.9% over the twelve months ended in November. Oil prices rose to nearly $86 per barrel before falling back to $66 by the end of the period.

The Federal Reserve left the federal funds target rate unchanged over the six-month period, keeping the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks produced mixed results for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 7.62%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned –5.52% in U.S.-dollar terms.

U.S. investment-grade bond performance was influenced by rising yields among short-term bonds and declining yields on those with longer maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, advanced 1.02%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index, returned –0.47%.

14	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

U.S. equity funds posted largest returns

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Growth Fund—formerly the Nuveen Santa Barbara Dividend Growth Fund—the Nuveen Dividend Value Fund and the Nuveen International Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the six months, the domestic equity sector generally recorded positive results that contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within the U.S. equity category, the Large-Cap Growth Index Fund and the Growth & Income Fund posted the largest gains. Among foreign stock funds, all experienced losses, with the Emerging Markets Equity Fund declining the most. Within fixed income, the Core Plus Bond Fund and the Core Bond Fund produced modest gains. (All fund returns are for the Institutional Class.)

Stock and U.S. bond funds hurt relative performance

All of the Lifestyle Funds underperformed their respective composite benchmarks, primarily due to the relative weakness of underlying funds investing in equities and fixed income.

Within U.S. equities, the Large-Cap Growth Fund was the largest detractor from relative performance across all Lifestyle Funds. The Nuveen Dividend Growth Fund and the Nuveen Dividend Value Fund also hurt the Funds’ relative performance. In contrast, the Quant Small/Mid-Cap Equity Fund, the Quant Small-Cap Equity Fund and the Large-Cap Value Fund contributed most to the relative performance of all Lifestyle Funds.

In the foreign stock category, the Emerging Markets Equity Fund detracted most from the Lifestyle Funds’ relative performance, followed by the Nuveen International Growth Fund. However, these negative effects were partly offset by the relative outperformance of the International Opportunities Fund.

In the fixed-income sector, the Core Plus Bond Fund detracted from the relative performance of all Lifestyle Funds except the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities. The Core Bond Fund also hindered the performance of the Lifestyle Income Fund and the Lifestyle Conservative Fund, while the Short-Term Bond Fund benefited their relative performance. (Performance of the Lifestyle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	15

Lifestyle Income Fund

Performance as of November 30, 2021

Lifestyle Income Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	12/9/11	0.37%	3.51%	5.45%	4.90%		0.62%	0.43%
Advisor Class	12/4/15	0.41	3.47	5.42	4.88	†	0.70	0.51
Premier Class	12/9/11	0.38	3.45	5.30	4.74		0.78	0.58
Retirement Class	12/9/11	0.33	3.36	5.20	4.64		0.87	0.68
Retail Class	12/9/11	0.30	3.32	5.16	4.61		0.90	0.72
Lifestyle Income Fund Composite Index‡	—	0.89	3.39	5.33	4.49	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	0.52	2.70	5.62	4.54	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2021, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

Asset allocation

% of net assets
as of 11/30/21
Equity
U.S. equity	12.78
International equity	6.88
Fixed income
Fixed income	40.20
Short-term fixed income	40.07
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	17

Lifestyle Conservative Fund

Performance as of November 30, 2021

Lifestyle Conservative Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	12/9/11	0.67%	7.22%	7.96%	7.17%		0.56%	0.49%
Advisor Class	12/4/15	0.63	7.05	7.85	7.12	†	0.65	0.59
Premier Class	12/9/11	0.67	7.06	7.79	7.01		0.71	0.64
Retirement Class	12/9/11	0.55	6.90	7.67	6.90		0.80	0.74
Retail Class	12/9/11	0.54	6.87	7.65	6.87		0.83	0.76
Lifestyle Conservative Fund Composite Index‡	—	1.64	7.48	8.01	6.87	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	0.76	6.70	7.91	6.71	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2021, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Asset allocation

% of net assets
as of 11/30/21
Equity
U.S. equity	25.64
International equity	13.73
Fixed income
Fixed income	40.32
Short-term fixed income	20.11
Other assets & liabilities, net	0.20
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	19

Lifestyle Moderate Fund

Performance as of November 30, 2021

Lifestyle Moderate Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	12/9/11	0.93%	10.94%	10.45%	9.42%		0.60%	0.55%
Advisor Class	12/4/15	0.88	10.78	10.35	9.37	†	0.68	0.63
Premier Class	12/9/11	0.85	10.75	10.25	9.26		0.76	0.70
Retirement Class	12/9/11	0.80	10.61	10.15	9.15		0.85	0.80
Retail Class	12/9/11	0.79	10.60	10.12	9.11		0.87	0.82
Lifestyle Moderate Fund Composite Index‡	—	2.37	11.68	10.66	9.23	§	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	0.58	10.46	9.75	8.49	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2021, the Lifestyle Moderate Fund Composite Index consisted of: 39.0% Russell 3000® Index; 40.0% Bloomberg U.S. Aggregate Bond Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

Asset allocation

% of net assets
as of 11/30/21
Equity
U.S. equity	38.72
International equity	20.64
Fixed income	40.54
Other assets & liabilities, net	0.10
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	21

Lifestyle Growth Fund

Performance as of November 30, 2021

Lifestyle Growth Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	12/9/11	0.90%	14.59%	12.35%	11.11%		0.68%	0.60%
Advisor Class	12/4/15	0.90	14.51	12.27	11.07	†	0.76	0.68
Premier Class	12/9/11	0.84	14.44	12.18	10.94		0.83	0.75
Retirement Class	12/9/11	0.85	14.34	12.07	10.83		0.93	0.85
Retail Class	12/9/11	0.80	14.27	12.03	10.79		0.96	0.88
Lifestyle Growth Fund Composite Index‡	—	2.78	16.21	12.88	11.21	§	—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	0.47	14.30	11.60	10.21	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2021, the Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Asset allocation

% of net assets
as of 11/30/21
Equity
U.S. equity	51.82
International equity	27.66
Fixed income	20.36
Other assets & liabilities, net	0.16
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	23

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2021

Lifestyle Aggressive Growth Fund				Average annual			Annual operating
		Total return		total return			expenses*#
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	12/9/11	0.94%	18.37%	14.31%	12.81%		0.76%	0.65%
Advisor Class	12/4/15	0.89	18.28	14.25	12.77	†	0.85	0.74
Premier Class	12/9/11	0.89	18.23	14.15	12.65		0.92	0.80
Retirement Class	12/9/11	0.80	18.10	14.02	12.53		1.00	0.90
Retail Class	12/9/11	0.80	18.08	13.96	12.46		1.05	0.95
Lifestyle Aggressive Growth Fund Composite Index‡	—	3.17	20.85	15.02	13.14	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	0.48	17.46	12.84	11.45	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2021, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

Asset allocation

% of net assets
as of 11/30/21
Equity
U.S. equity	65.22
International equity	34.69
Other assets & liabilities, net	0.09
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	25

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—40.2%
1,939,616	TIAA-CREF Core Bond Fund		$20,753,891	20.1%
1,909,292	TIAA-CREF Core Plus Bond Fund		20,754,005	20.1
	TOTAL FIXED INCOME		41,507,896	40.2
INTERNATIONAL EQUITY—6.9%
27,942	Nuveen International Growth Fund		1,518,903	1.5
79,878	TIAA-CREF Emerging Markets Equity Fund		891,439	0.8
154,429	TIAA-CREF International Equity Fund		2,148,104	2.1
81,685	TIAA-CREF International Opportunities Fund		1,516,890	1.5
87,872	TIAA-CREF Quant International Small-Cap Equity Fund		1,031,621	1.0
	TOTAL INTERNATIONAL EQUITY		7,106,957	6.9
SHORT-TERM FIXED INCOME—40.1%
3,982,197	TIAA-CREF Short-Term Bond Fund		41,375,030	40.1
	TOTAL SHORT-TERM FIXED INCOME		41,375,030	40.1
U.S. EQUITY—12.7%
35,197	Nuveen Dividend Growth Fund		1,889,717	1.8
120,946	Nuveen Dividend Value Fund		1,910,939	1.9
85,040	Nuveen Growth Opportunities ETF		2,201,686	2.1
94,702	TIAA-CREF Growth & Income Fund		1,880,782	1.8
84,705	TIAA-CREF Large-Cap Growth Fund		2,213,350	2.1
85,413	TIAA-CREF Large-Cap Value Fund		1,908,137	1.9
24,538	TIAA-CREF Quant Small-Cap Equity Fund		548,173	0.5
36,227	TIAA-CREF Quant Small/Mid-Cap Equity Fund		639,045	0.6
	TOTAL U.S. EQUITY		13,191,829	12.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $97,542,968)	103,181,712	99.9

	TOTAL PORTFOLIO	(Cost $97,542,968)	103,181,712	99.9
	OTHER ASSETS & LIABILITIES, NET		76,561	0.1
	NET ASSETS		$103,258,273	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds, the affiliated Nuveen Growth Opportunities ETF and Class R6 shares of the affiliated Nuveen Funds.

26	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—40.3%
3,611,258	TIAA-CREF Core Bond Fund		$38,640,458	10.1%
10,662,339	TIAA-CREF Core Plus Bond Fund		115,899,622	30.2
	TOTAL FIXED INCOME		154,540,080	40.3
INTERNATIONAL EQUITY—13.7%
206,877	Nuveen International Growth Fund		11,245,809	2.9
590,357	TIAA-CREF Emerging Markets Equity Fund		6,588,379	1.7
1,143,660	TIAA-CREF International Equity Fund		15,908,311	4.2
605,392	TIAA-CREF International Opportunities Fund		11,242,130	2.9
650,026	TIAA-CREF Quant International Small-Cap Equity Fund		7,631,305	2.0
	TOTAL INTERNATIONAL EQUITY		52,615,934	13.7
SHORT-TERM FIXED INCOME—20.1%
7,419,494	TIAA-CREF Short-Term Bond Fund		77,088,543	20.1
	TOTAL SHORT-TERM FIXED INCOME		77,088,543	20.1
U.S. EQUITY—25.7%
261,876	Nuveen Dividend Growth Fund		14,060,112	3.7
900,304	Nuveen Dividend Value Fund		14,224,810	3.7
636,202	Nuveen Growth Opportunities ETF		16,471,270	4.3
705,263	TIAA-CREF Growth & Income Fund		14,006,516	3.7
630,219	TIAA-CREF Large-Cap Growth Fund		16,467,626	4.3
637,393	TIAA-CREF Large-Cap Value Fund		14,239,367	3.7
182,327	TIAA-CREF Quant Small-Cap Equity Fund		4,073,182	1.1
269,467	TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,753,404	1.2
	TOTAL U.S. EQUITY		98,296,287	25.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $345,417,412)	382,540,844	99.8

	TOTAL PORTFOLIO	(Cost $345,417,412)	382,540,844	99.8
	OTHER ASSETS & LIABILITIES, NET		781,651	0.2
	NET ASSETS		$383,322,495	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds, the affiliated Nuveen Growth Opportunities ETF and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	27

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—40.5%
24,058,647	TIAA-CREF Core Plus Bond Fund		$261,517,491	40.5%
	TOTAL FIXED INCOME		261,517,491	40.5
INTERNATIONAL EQUITY—20.7%
521,030	Nuveen International Growth Fund		28,323,177	4.4
1,495,828	TIAA-CREF Emerging Markets Equity Fund		16,693,444	2.6
2,898,050	TIAA-CREF International Equity Fund		40,311,873	6.3
1,534,668	TIAA-CREF International Opportunities Fund		28,498,783	4.4
1,644,900	TIAA-CREF Quant International Small-Cap Equity Fund		19,311,122	3.0
	TOTAL INTERNATIONAL EQUITY		133,138,399	20.7
U.S. EQUITY—38.7%
668,885	Nuveen Dividend Growth Fund		35,912,453	5.6
2,290,502	Nuveen Dividend Value Fund		36,189,939	5.6
1,612,409	Nuveen Growth Opportunities ETF		41,745,269	6.5
1,799,484	TIAA-CREF Growth & Income Fund		35,737,745	5.5
1,584,348	TIAA-CREF Large-Cap Growth Fund		41,399,025	6.4
1,618,585	TIAA-CREF Large-Cap Value Fund		36,159,192	5.6
467,138	TIAA-CREF Quant Small-Cap Equity Fund		10,435,852	1.6
691,662	TIAA-CREF Quant Small/Mid-Cap Equity Fund		12,200,915	1.9
	TOTAL U.S. EQUITY		249,780,390	38.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $554,169,428)	644,436,280	99.9

	TOTAL PORTFOLIO	(Cost $554,169,428)	644,436,280	99.9
	OTHER ASSETS & LIABILITIES, NET		654,589	0.1
	NET ASSETS		$645,090,869	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds, the affiliated Nuveen Growth Opportunities ETF and Class R6 shares of the affiliated Nuveen Funds.

28	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—20.3%
6,373,866	TIAA-CREF Core Plus Bond Fund		$69,283,922	20.3%
	TOTAL FIXED INCOME		69,283,922	20.3
INTERNATIONAL EQUITY—27.7%
368,786	Nuveen International Growth Fund		20,047,225	5.9
1,056,416	TIAA-CREF Emerging Markets Equity Fund		11,789,606	3.5
2,048,376	TIAA-CREF International Equity Fund		28,492,912	8.4
1,084,033	TIAA-CREF International Opportunities Fund		20,130,495	5.9
1,163,379	TIAA-CREF Quant International Small-Cap Equity Fund		13,658,064	4.0
	TOTAL INTERNATIONAL EQUITY		94,118,302	27.7
U.S. EQUITY—51.8%
471,346	Nuveen Dividend Growth Fund		25,306,566	7.4
1,618,848	Nuveen Dividend Value Fund		25,577,800	7.5
1,138,503	Nuveen Growth Opportunities ETF		29,475,843	8.7
1,266,258	TIAA-CREF Growth & Income Fund		25,147,884	7.4
1,123,932	TIAA-CREF Large-Cap Growth Fund		29,368,335	8.6
1,144,650	TIAA-CREF Large-Cap Value Fund		25,571,473	7.5
328,474	TIAA-CREF Quant Small-Cap Equity Fund		7,338,119	2.2
486,865	TIAA-CREF Quant Small/Mid-Cap Equity Fund		8,588,303	2.5
	TOTAL U.S. EQUITY		176,374,323	51.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $281,839,744)	339,776,547	99.8

	TOTAL PORTFOLIO	(Cost $281,839,744)	339,776,547	99.8
	OTHER ASSETS & LIABILITIES, NET		546,828	0.2
	NET ASSETS		$340,323,375	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds, the affiliated Nuveen Growth Opportunities ETF and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	29

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
INTERNATIONAL EQUITY—34.7%
342,481	Nuveen International Growth Fund		$18,617,282	7.4%
983,305	TIAA-CREF Emerging Markets Equity Fund		10,973,689	4.4
1,907,192	TIAA-CREF International Equity Fund		26,529,036	10.5
1,002,747	TIAA-CREF International Opportunities Fund		18,621,004	7.4
1,081,687	TIAA-CREF Quant International Small-Cap Equity Fund		12,699,005	5.0
	TOTAL INTERNATIONAL EQUITY		87,440,016	34.7
U.S. EQUITY—65.2%
438,335	Nuveen Dividend Growth Fund		23,534,188	9.3
1,505,856	Nuveen Dividend Value Fund		23,792,519	9.4
1,061,701	Nuveen Growth Opportunities ETF		27,487,439	10.9
1,184,408	TIAA-CREF Growth & Income Fund		23,522,343	9.3
1,047,840	TIAA-CREF Large-Cap Growth Fund		27,380,064	10.9
1,067,091	TIAA-CREF Large-Cap Value Fund		23,838,815	9.5
304,822	TIAA-CREF Quant Small-Cap Equity Fund		6,809,719	2.7
454,197	TIAA-CREF Quant Small/Mid-Cap Equity Fund		8,012,028	3.2
	TOTAL U.S. EQUITY		164,377,115	65.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $202,864,496)	251,817,131	99.9

	TOTAL PORTFOLIO	(Cost $202,864,496)	251,817,131	99.9
	OTHER ASSETS & LIABILITIES, NET		226,064	0.1
	NET ASSETS		$252,043,195	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds, the affiliated Nuveen Growth Opportunities ETF and Class R6 shares of the affiliated Nuveen Funds.

30	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	31

Statements of assets & liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2021

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$103,181,712	$382,540,844	$644,436,280	$339,776,547	$251,817,131
Cash	110,790	338,767	729,595	558,100	261,663
Receivable from securities transactions	54,982	647,070	2,226,099	1,274,998	1,245,871
Receivable from Fund shares sold	11,444	831,371	422,694	478,449	115,290
Dividends receivable	117,272	370,516	508,697	134,633	—
Due from affiliates	13,961	14,874	16,689	23,512	33,097
Other	5,533	15,705	23,751	11,528	8,096
Total assets	103,495,694	384,759,147	648,363,805	342,257,767	253,481,148
LIABILITIES
Management fees payable	8,525	32,087	54,352	28,833	21,626
Service agreement fees payable	5,227	13,951	28,931	14,296	15,788
Distribution fees payable	12,433	52,364	87,063	46,314	26,383
Due to affiliates	6,829	7,319	7,782	7,246	7,091
Payable for securities transactions	174,221	959,095	2,797,600	1,620,491	1,254,032
Payable for Fund shares redeemed	8,583	328,523	236,814	176,998	79,928
Payable for trustee compensation	5,482	15,477	23,240	11,344	7,943
Accrued expenses and other payables	16,121	27,836	37,154	28,870	25,162
Total liabilities	237,421	1,436,652	3,272,936	1,934,392	1,437,953
NET ASSETS	$103,258,273	$383,322,495	$645,090,869	$340,323,375	$252,043,195
NET ASSETS CONSIST OF:
Paid-in-capital	$95,220,228	$328,567,256	$514,835,920	$257,144,080	$182,703,486
Total distributable earnings (loss)	8,038,045	54,755,239	130,254,949	83,179,295	69,339,709
NET ASSETS	$103,258,273	$383,322,495	$645,090,869	$340,323,375	$252,043,195
INSTITUTIONAL CLASS:
Net assets	$17,432,879	$64,281,962	$90,893,292	$51,978,268	$52,715,758
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,460,997	4,509,115	5,427,721	2,713,689	2,450,775
Net asset value per share	$11.93	$14.26	$16.75	$19.15	$21.51
ADVISOR CLASS:
Net assets	$133,003	$5,287,933	$13,213,321	$6,841,412	$9,051,469
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,151	371,032	789,294	357,659	420,943
Net asset value per share	$11.93	$14.25	$16.74	$19.13	$21.50
PREMIER CLASS:
Net assets	$372,200	$776,785	$692,488	$2,018,720	$430,944
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,177	54,453	41,264	105,508	20,000
Net asset value per share	$11.94	$14.27	$16.78	$19.13	$21.55
RETIREMENT CLASS:
Net assets	$25,202,288	$62,055,792	$127,220,120	$62,432,511	$67,414,937
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,114,579	4,359,544	7,609,728	3,278,132	3,151,430
Net asset value per share	$11.92	$14.23	$16.72	$19.05	$21.39
RETAIL CLASS:
Net assets	$60,117,903	$250,920,023	$413,071,648	$217,052,464	$122,430,087
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,044,166	17,635,240	24,720,343	11,415,863	5,735,090
Net asset value per share	$11.92	$14.23	$16.71	$19.01	$21.35
‡ Affiliated investments, cost	$97,542,968	$345,417,412	$554,169,428	$281,839,744	$202,864,496

32	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2021

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
INVESTMENT INCOME
Dividends from affiliated investments	$825,418	$2,900,909	$4,605,068	$1,924,243	$1,052,506
Total income	825,418	2,900,909	4,605,068	1,924,243	1,052,506

EXPENSES
Management fees	51,467	191,835	324,320	171,277	127,087
Shareholder servicing – Institutional Class	226	746	318	329	638
Shareholder servicing – Advisor Class	37	3,044	5,529	3,085	4,226
Shareholder servicing – Premier Class	32	40	32	38	30
Shareholder servicing – Retirement Class	32,350	79,469	157,881	76,534	84,845
Shareholder servicing – Retail Class	10,858	24,984	39,635	28,564	26,140
Distribution fees – Premier Class	278	590	528	1,541	330
Distribution fees – Retail Class	74,769	314,566	524,748	273,603	155,019
Registration fees	37,709	41,496	42,600	37,696	38,048
Administrative service fees	23,122	24,778	26,354	24,546	24,035
Trustee fees and expenses	423	1,565	2,657	1,425	1,024
Other expenses	33,105	34,471	27,504	25,076	32,652
Total expenses	264,376	717,584	1,152,106	643,714	494,074
Less: Expenses reimbursed by the investment adviser	(94,271)	(102,464)	(98,793)	(105,000)	(155,361)
Net expenses	170,105	615,120	1,053,313	538,714	338,713
Net investment income (loss)	655,313	2,285,789	3,551,755	1,385,529	713,793

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	1,044,906	7,204,288	16,515,254	11,301,744	8,865,284
Realized gain (loss)from sale of unaffiliated investments	—	—	—	—	17,767
Net realized gain (loss) from investments	1,044,906	7,204,288	16,515,254	11,301,744	8,883,051
Net change in unrealized appreciation (depreciation) from affiliated investments	(1,453,218)	(7,540,377)	(15,334,239)	(10,210,075)	(7,842,795)
Net realized and unrealized gain (loss) from investments	(408,312)	(336,089)	1,181,015	1,091,669	1,040,256
Net increase (decrease) in net assets from operations	$247,001	$1,949,700	$4,732,770	$2,477,198	$1,754,049

34	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$655,313	$1,303,532	$2,285,789	$4,678,933	$3,551,755	$7,660,536
Net realized gain (loss) from investments		1,044,906	3,743,680	7,204,288	21,135,264	16,515,254	48,001,637
Net change in unrealized appreciation (depreciation) from affiliated investments		(1,453,218)	3,544,521	(7,540,377)	29,481,343	(15,334,239)	76,880,654
Net increase (decrease) in net assets from operations		247,001	8,591,733	1,949,700	55,295,540	4,732,770	132,542,827

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(114,700)	(427,252)	(358,418)	(1,992,675)	(430,329)	(3,642,954)
	Advisor Class	(884)	(4,121)	(34,316)	(322,458)	(63,544)	(733,146)
	Premier Class	(2,317)	(11,719)	(4,117)	(32,907)	(2,977)	(34,762)
	Retirement Class	(149,798)	(773,711)	(302,276)	(2,464,691)	(473,033)	(5,988,959)
	Retail Class	(330,844)	(1,833,065)	(1,166,079)	(9,960,005)	(1,532,978)	(19,898,063)
Total distributions		(598,543)	(3,049,868)	(1,865,206)	(14,772,736)	(2,502,861)	(30,297,884)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,865,403	11,740,958	17,790,888	39,283,272	21,402,693	59,135,882
	Advisor Class	2	16,008	245,450	924,621	517,157	1,450,139
	Premier Class	12,092	22,871	909	1,849	—	—
	Retirement Class	1,019,886	8,824,223	2,677,931	12,591,347	10,017,976	14,594,049
	Retail Class	5,395,174	8,401,620	16,980,944	28,522,800	19,185,075	33,062,718
Reinvestments of distributions:	Institutional Class	114,375	426,579	358,324	1,991,976	430,244	3,642,068
	Advisor Class	134	130	31,910	300,444	60,677	703,866
	Premier Class	802	3,608	2,601	20,492	1,533	17,483
	Retirement Class	149,728	773,317	302,207	2,464,030	472,970	5,988,110
	Retail Class	322,805	1,786,314	1,132,830	9,682,138	1,494,993	19,414,934
Redemptions:	Institutional Class	(997,222)	(5,564,950)	(7,231,388)	(27,525,400)	(8,549,729)	(49,057,996)
	Advisor Class	—	—	(2,149,476)	(1,532,103)	(1,144,736)	(3,918,131)
	Premier Class	—	—	(594)	(3,558)	(448)	(826)
	Retirement Class	(2,030,249)	(4,600,573)	(3,982,875)	(4,878,768)	(5,007,836)	(12,889,828)
	Retail Class	(3,436,387)	(6,466,973)	(11,913,949)	(27,554,449)	(19,750,106)	(40,690,105)
Net increase (decrease) from shareholder transactions		3,416,543	15,363,132	14,245,712	34,288,691	19,130,463	31,452,363
Net increase (decrease) in net assets		3,065,001	20,904,997	14,330,206	74,811,495	21,360,372	133,697,306

NET ASSETS
Beginning of period		100,193,272	79,288,275	368,992,289	294,180,794	623,730,497	490,033,191
End of period		$103,258,273	$100,193,272	$383,322,495	$368,992,289	$645,090,869	$623,730,497

36	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	37

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds ■ For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	238,240	998,197	1,235,803	2,849,607	1,263,998	3,714,237
	Advisor Class	—	1,366	17,015	68,305	30,517	92,621
	Premier Class	1,004	1,948	63	136	—	—
	Retirement Class	84,734	750,041	185,910	924,631	588,357	959,969
	Retail Class	448,468	715,344	1,180,246	2,091,802	1,132,664	2,097,629
Shares reinvested:	Institutional Class	9,538	36,471	25,024	146,803	25,591	235,023
	Advisor Class	11	11	2,231	22,152	3,611	45,461
	Premier Class	67	308	181	1,509	91	1,125
	Retirement Class	12,498	66,176	21,125	181,659	28,159	386,540
	Retail Class	26,925	152,817	79,219	714,563	89,063	1,254,035
Shares redeemed:	Institutional Class	(82,868)	(472,175)	(500,723)	(2,000,061)	(503,793)	(3,070,275)
	Advisor Class	—	—	(148,178)	(112,355)	(67,593)	(252,998)
	Premier Class	—	—	(41)	(263)	(27)	(53)
	Retirement Class	(168,746)	(390,892)	(276,878)	(361,252)	(294,692)	(828,902)
	Retail Class	(286,065)	(551,745)	(827,070)	(2,027,385)	(1,166,866)	(2,630,036)
Net increase (decrease) from shareholder transactions		283,806	1,307,867	993,927	2,499,851	1,129,080	2,004,376

38	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$1,385,529	$3,159,185	$713,793	$1,678,533
Net realized gain (loss) from investments		11,301,744	28,508,884	8,883,051	21,677,204
Net change in unrealized appreciation (depreciation) from affiliated investments		(10,210,075)	54,177,879	(7,842,795)	47,534,325
Net increase (decrease) in net assets from operations		2,477,198	85,845,948	1,754,049	70,890,062

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(2,455,260)	—	(1,920,530)
	Advisor Class	—	(554,493)	—	(448,551)
	Premier Class	—	(100,977)	—	(20,795)
	Retirement Class	—	(3,004,778)	—	(2,865,671)
	Retail Class	—	(11,319,326)	—	(5,277,511)
Total distributions		—	(17,434,834)	—	(10,533,058)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,016,853	27,347,896	13,249,735	21,912,076
	Advisor Class	183,715	665,627	255,015	768,249
	Premier Class	34,615	248,456	—	—
	Retirement Class	6,396,527	10,155,112	4,580,129	11,885,468
	Retail Class	11,245,370	16,934,283	9,057,584	10,570,580
Reinvestments of distributions:	Institutional Class	—	2,454,427	—	1,919,463
	Advisor Class	—	437,229	—	251,697
	Premier Class	—	79,238	—	—
	Retirement Class	—	3,003,707	—	2,856,907
	Retail Class	—	11,172,649	—	5,217,620
Redemptions:	Institutional Class	(4,900,292)	(24,541,484)	(6,781,839)	(14,978,368)
	Advisor Class	(1,403,488)	(4,170,543)	(453,904)	(1,453,916)
	Premier Class	(55,050)	(53,082)	—	(889)
	Retirement Class	(3,549,115)	(8,298,491)	(3,260,288)	(8,052,833)
	Retail Class	(8,392,620)	(22,460,424)	(5,431,682)	(12,455,733)
Net increase (decrease) from shareholder transactions		7,576,515	12,974,600	11,214,750	18,440,321
Net increase (decrease) in net assets		10,053,713	81,385,714	12,968,799	78,797,325

NET ASSETS
Beginning of period		330,269,662	248,883,948	239,074,396	160,277,071
End of period		$340,323,375	$330,269,662	$252,043,195	$239,074,396

40	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	41

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2021	May 31, 2021	November 30, 2021	May 31, 2021
		(unaudited )		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	415,247	1,530,465	608,283	1,131,984
	Advisor Class	9,447	38,117	11,737	40,697
	Premier Class	1,789	13,630	—	—
	Retirement Class	327,678	583,370	209,988	623,284
	Retail Class	581,707	965,753	419,069	554,398
Shares reinvested:	Institutional Class	—	142,533	—	101,828
	Advisor Class	—	25,406	—	13,345
	Premier Class	—	4,598	—	—
	Retirement Class	—	175,041	—	152,044
	Retail Class	—	651,847	—	278,125
Shares redeemed:	Institutional Class	(252,860)	(1,406,655)	(311,715)	(782,424)
	Advisor Class	(72,412)	(239,820)	(20,567)	(77,673)
	Premier Class	(2,845)	(2,878)	—	(50)
	Retirement Class	(184,332)	(480,635)	(150,861)	(435,841)
	Retail Class	(435,733)	(1,322,215)	(249,646)	(685,883)
Net increase (decrease) from shareholder transactions		387,686	678,557	516,288	913,834

42	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	43

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss	)[a]	and unrealized gain (loss on total investments	) [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss	)	Portfolio turnover rate
LIFESTYLE INCOME FUND
Institutional Class:	11/30/21	#	$11.97	$0.09		$(0.05)		$0.04	$(0.08)	$ —	$(0.08)	$11.93	0.37%[b]		$17,433		0.29%[c]		0.10%[c]		1.51%[c]		9%[b]
	5/31/21		11.22	0.20		0.98		1.18	(0.26)	(0.17)	(0.43)	11.97	10.58		15,514		0.29		0.10		1.67		27
	5/31/20		11.02	0.26		0.33		0.59	(0.27)	(0.12)	(0.39)	11.22	5.53		8,234		0.36		0.10		2.37		27
	5/31/19		11.08	0.28		0.05		0.33	(0.29)	(0.10)	(0.39)	11.02	3.26		8,683		0.36		0.10		2.57		29
	5/31/18		11.04	0.24		0.13		0.37	(0.27)	(0.06)	(0.33)	11.08	3.25		3,498		0.36		0.10		2.19		19
	5/31/17		10.77	0.22		0.38		0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
Advisor Class:	11/30/21	#	11.96	0.09		(0.04)		0.05	(0.08)	—	(0.08)	11.93	0.41	[b]	133		0.34	[c]	0.16	[c]	1.45	[c]	9	[b]
	5/31/21		11.22	0.19		0.98		1.17	(0.26)	(0.17)	(0.43)	11.96	10.48		133		0.33		0.14		1.63		27
	5/31/20		11.02	0.26		0.33		0.59	(0.27)	(0.12)	(0.39)	11.22	5.47		110		0.41		0.15		2.31		27
	5/31/19		11.07	0.28		0.06		0.34	(0.29)	(0.10)	(0.39)	11.02	3.24		110		0.37		0.13		2.53		29
	5/31/18		11.04	0.24		0.12		0.36	(0.27)	(0.06)	(0.33)	11.07	3.24		105		0.37		0.11		2.17		19
	5/31/17		10.77	0.22		0.38		0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
Premier Class:	11/30/21	#	11.98	0.08		(0.04)		0.04	(0.08)	—	(0.08)	11.94	0.38	[b]	372		0.45	[c]	0.25	[c]	1.35	[c]	9	[b]
	5/31/21		11.23	0.18		0.98		1.16	(0.24)	(0.17)	(0.41)	11.98	10.32		361		0.45		0.25		1.53		27
	5/31/20		11.02	0.25		0.34		0.59	(0.26)	(0.12)	(0.38)	11.23	5.47		313		0.52		0.25		2.15		27
	5/31/19		11.09	0.27		0.04		0.31	(0.28)	(0.10)	(0.38)	11.02	3.02		810		0.51		0.25		2.44		29
	5/31/18		11.05	0.23		0.12		0.35	(0.25)	(0.06)	(0.31)	11.09	3.10		255		0.52		0.25		2.04		19
	5/31/17		10.77	0.21		0.37		0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
Retirement Class:	11/30/21	#	11.96	0.08		(0.05)		0.03	(0.07)	—	(0.07)	11.92	0.33	[b]	25,202		0.53	[c]	0.35	[c]	1.25	[c]	9	[b]
	5/31/21		11.21	0.17		0.98		1.15	(0.23)	(0.17)	(0.40)	11.96	10.23		26,139		0.54		0.35		1.43		27
	5/31/20		11.00	0.24		0.34		0.58	(0.25)	(0.12)	(0.37)	11.21	5.35		19,742		0.60		0.35		2.11		27
	5/31/19		11.06	0.25		0.06		0.31	(0.27)	(0.10)	(0.37)	11.00	2.92		15,504		0.60		0.35		2.29		29
	5/31/18		11.03	0.21		0.12		0.33	(0.24)	(0.06)	(0.30)	11.06	3.00		16,847		0.61		0.35		1.93		19
	5/31/17		10.76	0.20		0.37		0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
Retail Class:	11/30/21	#	11.96	0.07		(0.04)		0.03	(0.07)	—	(0.07)	11.92	0.30	[b]	60,118		0.57	[c]	0.39	[c]	1.22	[c]	9	[b]
	5/31/21		11.21	0.16		0.99		1.15	(0.23)	(0.17)	(0.40)	11.96	10.21		58,046		0.57		0.38		1.40		27
	5/31/20		11.01	0.23		0.33		0.56	(0.24)	(0.12)	(0.36)	11.21	5.23		50,890		0.63		0.38		2.09		27
	5/31/19		11.07	0.25		0.05		0.30	(0.26)	(0.10)	(0.36)	11.01	2.98		48,233		0.63		0.38		2.27		29
	5/31/18		11.03	0.21		0.13		0.34	(0.24)	(0.06)	(0.30)	11.07	2.97		50,449		0.63		0.37		1.91		19
	5/31/17		10.76	0.19		0.38		0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18

44	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss	)[a]	and unrealized gain (loss on total investments	) [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss	)	Portfolio turnover rate
LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/21	#	$14.25	$0.10		$ —		$0.10	$(0.09)	$ —	$(0.09)	$14.26	0.67%[b]		$64,282		0.16%[c]		0.10%[c]		1.42%[c]		12%[b]
	5/31/21		12.57	0.22		2.11		2.33	(0.32)	(0.33)	(0.65)	14.25	18.77		53,420		0.17		0.10		1.63		35
	5/31/20		12.26	0.28		0.49		0.77	(0.23)	(0.23)	(0.46)	12.57	6.44		34,603		0.19		0.10		2.25		29
	5/31/19		12.58	0.29		(0.10)		0.19	(0.33)	(0.18)	(0.51)	12.26	1.68		27,635		0.20		0.10		2.34		24
	5/31/18		12.22	0.26		0.49		0.75	(0.32)	(0.07)	(0.39)	12.58	6.17		18,299		0.25		0.10		2.05		13
	5/31/17		11.64	0.23		0.78		1.01	(0.28)	(0.15)	(0.43)	12.22	8.87		5,087		0.22		0.10		1.96		15
Advisor Class:	11/30/21	#	14.25	0.09		(0.01)		0.08	(0.08)	—	(0.08)	14.25	0.63	[b]	5,288		0.25	[c]	0.20	[c]	1.28	[c]	12	[b]
	5/31/21		12.57	0.21		2.10		2.31	(0.30)	(0.33)	(0.63)	14.25	18.57		7,122		0.26		0.20		1.54		35
	5/31/20		12.26	0.30		0.46		0.76	(0.22)	(0.23)	(0.45)	12.57	6.33		6,559		0.29		0.20		2.45		29
	5/31/19		12.58	0.26		(0.08)		0.18	(0.32)	(0.18)	(0.50)	12.26	1.62		379		0.27		0.18		2.16		24
	5/31/18		12.23	0.25		0.48		0.73	(0.31)	(0.07)	(0.38)	12.58	6.07		172		0.22		0.12		2.00		13
	5/31/17		11.64	0.23		0.78		1.01	(0.27)	(0.15)	(0.42)	12.23	8.94		107		0.24		0.12		1.97		15
Premier Class:	11/30/21	#	14.26	0.09		—		0.09	(0.08)	—	(0.08)	14.27	0.67	[b]	777		0.31	[c]	0.25	[c]	1.26	[c]	12	[b]
	5/31/21		12.58	0.20		2.11		2.31	(0.30)	(0.33)	(0.63)	14.26	18.49		774		0.32		0.25		1.48		35
	5/31/20		12.27	0.26		0.49		0.75	(0.21)	(0.23)	(0.44)	12.58	6.27		665		0.35		0.25		2.05		29
	5/31/19		12.59	0.27		(0.10)		0.17	(0.31)	(0.18)	(0.49)	12.27	1.62		699		0.35		0.25		2.17		24
	5/31/18		12.23	0.24		0.49		0.73	(0.30)	(0.07)	(0.37)	12.59	5.93		269		0.38		0.25		1.91		13
	5/31/17		11.63	0.22		0.77		0.99	(0.24)	(0.15)	(0.39)	12.23	8.77		256		0.39		0.25		1.84		15
Retirement Class:	11/30/21	#	14.23	0.08		(0.01)		0.07	(0.07)	—	(0.07)	14.23	0.55	[b]	62,056		0.40	[c]	0.35	[c]	1.16	[c]	12	[b]
	5/31/21		12.55	0.19		2.10		2.29	(0.28)	(0.33)	(0.61)	14.23	18.44		63,022		0.41		0.34		1.39		35
	5/31/20		12.25	0.25		0.48		0.73	(0.20)	(0.23)	(0.43)	12.55	6.11		46,255		0.43		0.33		1.98		29
	5/31/19		12.57	0.26		(0.10)		0.16	(0.30)	(0.18)	(0.48)	12.25	1.51		44,397		0.44		0.35		2.08		24
	5/31/18		12.21	0.23		0.49		0.72	(0.29)	(0.07)	(0.36)	12.57	5.83		42,506		0.45		0.35		1.81		13
	5/31/17		11.62	0.20		0.79		0.99	(0.25)	(0.15)	(0.40)	12.21	8.70		33,907		0.47		0.35		1.71		15
Retail Class:	11/30/21	#	14.22	0.08		—		0.08	(0.07)	—	(0.07)	14.23	0.54	[b]	250,920		0.42	[c]	0.37	[c]	1.14	[c]	12	[b]
	5/31/21		12.55	0.18		2.10		2.28	(0.28)	(0.33)	(0.61)	14.22	18.40		244,655		0.44		0.37		1.36		35
	5/31/20		12.24	0.25		0.49		0.74	(0.20)	(0.23)	(0.43)	12.55	6.16		206,100		0.45		0.37		1.99		29
	5/31/19		12.56	0.25		(0.10)		0.15	(0.29)	(0.18)	(0.47)	12.24	1.41		157,919		0.46		0.37		2.06		24
	5/31/18		12.20	0.22		0.49		0.71	(0.28)	(0.07)	(0.35)	12.56	5.90		163,097		0.47		0.37		1.79		13
	5/31/17		11.62	0.20		0.77		0.97	(0.24)	(0.15)	(0.39)	12.20	8.59		139,697		0.49		0.37		1.70		15

46	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	47

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss	)[a]	and unrealized gain (loss on total investments	) [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss	)	Portfolio turnover rate
LIFESTYLE MODERATE FUND
Institutional Class:	11/30/21	#	$16.68	$0.11		$ 0.04		$ 0.15	$(0.08)	$ —	$(0.08)	$16.75	0.93%[b]		$90,893		0.13%[c]		0.10%[c]		1.33%[c]		14%[b]
	5/31/21		13.84	0.25		3.47		3.72	(0.38)	(0.50)	(0.88)	16.68	27.47		77,429		0.15		0.09		1.58		47
	5/31/20		13.55	0.29		0.67		0.96	(0.28)	(0.39)	(0.67)	13.84	7.23		52,090		0.16		0.10		2.10		31
	5/31/19		14.18	0.29		(0.30)		(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.14		39,367		0.17		0.10		2.16		23
	5/31/18		13.44	0.26		0.94		1.20	(0.37)	(0.09)	(0.46)	14.18	9.04		24,246		0.18		0.10		1.88		10
	5/31/17		12.48	0.27		1.21		1.48	(0.30)	(0.22)	(0.52)	13.44	12.19		10,416		0.19		0.10		2.10		19
Advisor Class:	11/30/21	#	16.67	0.10		0.05		0.15	(0.08)	—	(0.08)	16.74	0.88	[b]	13,213		0.21	[c]	0.18	[c]	1.23	[c]	14	[b]
	5/31/21		13.84	0.23		3.47		3.70	(0.37)	(0.50)	(0.87)	16.67	27.29		13,719		0.23		0.17		1.50		47
	5/31/20		13.55	0.37		0.58		0.95	(0.27)	(0.39)	(0.66)	13.84	7.12		12,977		0.26		0.20		2.64		31
	5/31/19		14.18	0.28		(0.29)		(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.09		707		0.23		0.16		2.02		23
	5/31/18		13.44	0.26		0.93		1.19	(0.36)	(0.09)	(0.45)	14.18	8.96		163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23		1.47	(0.29)	(0.22)	(0.51)	13.44	12.15		161		0.23		0.14		1.85		19
Premier Class:	11/30/21	#	16.72	0.10		0.03		0.13	(0.07)	—	(0.07)	16.78	0.85	[b]	692		0.29	[c]	0.25	[c]	1.17	[c]	14	[b]
	5/31/21		13.87	0.23		3.48		3.71	(0.36)	(0.50)	(0.86)	16.72	27.22		689		0.31		0.24		1.45		47
	5/31/20		13.58	0.24		0.70		0.94	(0.26)	(0.39)	(0.65)	13.87	7.03		557		0.32		0.25		1.72		31
	5/31/19		14.21	0.28		(0.30)		(0.02)	(0.35)	(0.26)	(0.61)	13.58	0.01		1,001		0.32		0.25		2.06		23
	5/31/18		13.47	0.21		0.96		1.17	(0.34)	(0.09)	(0.43)	14.21	8.79		310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24		1.47	(0.26)	(0.22)	(0.48)	13.47	12.10		292		0.36		0.25		1.79		19
Retirement Class:	11/30/21	#	16.65	0.09		0.04		0.13	(0.06)	—	(0.06)	16.72	0.80	[b]	127,220		0.38	[c]	0.35	[c]	1.07	[c]	14	[b]
	5/31/21		13.82	0.21		3.47		3.68	(0.35)	(0.50)	(0.85)	16.65	27.12		121,361		0.40		0.34		1.35		47
	5/31/20		13.53	0.25		0.68		0.93	(0.25)	(0.39)	(0.64)	13.82	6.95		93,587		0.41		0.35		1.81		31
	5/31/19		14.17	0.26		(0.31)		(0.05)	(0.33)	(0.26)	(0.59)	13.53	(0.11)		92,295		0.42		0.35		1.87		23
	5/31/18		13.43	0.23		0.94		1.17	(0.34)	(0.09)	(0.43)	14.17	8.70		93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23		1.45	(0.26)	(0.22)	(0.48)	13.43	12.00		74,577		0.44		0.35		1.69		19
Retail Class:	11/30/21	#	16.64	0.09		0.04		0.13	(0.06)	—	(0.06)	16.71	0.79	[b]	413,072		0.40	[c]	0.37	[c]	1.05	[c]	14	[b]
	5/31/21		13.82	0.20		3.46		3.66	(0.34)	(0.50)	(0.84)	16.64	27.02		410,533		0.42		0.36		1.32		47
	5/31/20		13.52	0.27		0.67		0.94	(0.25)	(0.39)	(0.64)	13.82	7.01		330,823		0.43		0.37		1.95		31
	5/31/19		14.16	0.25		(0.30)		(0.05)	(0.33)	(0.26)	(0.59)	13.52	(0.20)		215,314		0.43		0.37		1.85		23
	5/31/18		13.42	0.23		0.93		1.16	(0.33)	(0.09)	(0.42)	14.16	8.76		213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23		1.44	(0.26)	(0.22)	(0.48)	13.42	11.90		174,595		0.47		0.37		1.64		19

48	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	49

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss	)[a]	and unrealized gain (loss on total investments	) [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss	)	Portfolio turnover rate
LIFESTYLE GROWTH FUND
Institutional Class:	11/30/21	#	$18.98	$0.10		$0.07		$0.17	$ —	$ —	$ —	$19.15	0.90%[b]	$51,978		0.15%[c]		0.09%[c]		1.03%[c]		19%[b]
	5/31/21		14.87	0.23		4.99		5.22	(0.41)	(0.70)	(1.11)	18.98	35.87	48,422		0.18		0.09		1.34		54
	5/31/20		14.66	0.28		0.78		1.06	(0.28)	(0.57)	(0.85)	14.87	7.18	33,985		0.21		0.10		1.87		35
	5/31/19		15.75	0.26		(0.63)		(0.37)	(0.36)	(0.36)	(0.72)	14.66	(2.07)	33,809		0.23		0.10		1.76		29
	5/31/18		14.53	0.25		1.49		1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17		13.09	0.19		1.76		1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
Advisor Class:	11/30/21	#	18.96	0.09		0.08		0.17	—	—	—	19.13	0.90 [b]	6,841		0.23	[c]	0.17	[c]	0.93	[c]	19	[b]
	5/31/21		14.86	0.22		4.98		5.20	(0.40)	(0.70)	(1.10)	18.96	35.72	7,976		0.26		0.17		1.28		54
	5/31/20		14.65	0.38		0.66		1.04	(0.26)	(0.57)	(0.83)	14.86	7.03	8,870		0.30		0.20		2.57		35
	5/31/19		15.74	0.22		(0.60)		(0.38)	(0.35)	(0.36)	(0.71)	14.65	(2.13)	346		0.29		0.17		1.45		29
	5/31/18		14.52	0.22		1.52		1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72		1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
Premier Class:	11/30/21	#	18.97	0.09		0.07		0.16	—	—	—	19.13	0.84 [b]	2,019		0.31	[c]	0.24	[c]	0.88	[c]	19	[b]
	5/31/21		14.87	0.20		4.99		5.19	(0.39)	(0.70)	(1.09)	18.97	35.62	2,022		0.33		0.24		1.18		54
	5/31/20		14.65	0.25		0.79		1.04	(0.25)	(0.57)	(0.82)	14.87	7.02	1,356		0.36		0.25		1.64		35
	5/31/19		15.75	0.24		(0.64)		(0.40)	(0.34)	(0.36)	(0.70)	14.65	(2.24)	1,553		0.38		0.25		1.63		29
	5/31/18		14.53	0.22		1.51		1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72		1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
Retirement Class:	11/30/21	#	18.90	0.08		0.07		0.15	—	—	—	19.05	0.85 [b]	62,433		0.40	[c]	0.34	[c]	0.79	[c]	19	[b]
	5/31/21		14.81	0.18		4.98		5.16	(0.37)	(0.70)	(1.07)	18.90	35.51	59,232		0.43		0.34		1.07		54
	5/31/20		14.60	0.23		0.78		1.01	(0.23)	(0.57)	(0.80)	14.81	6.87	42,326		0.45		0.35		1.55		35
	5/31/19		15.69	0.23		(0.64)		(0.41)	(0.32)	(0.36)	(0.68)	14.60	(2.34)	40,228		0.47		0.35		1.52		29
	5/31/18		14.48	0.19		1.52		1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72		1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
Retail Class:	11/30/21	#	18.87	0.07		0.07		0.14	—	—	—	19.01	0.80 [b]	217,052		0.43	[c]	0.37	[c]	0.76	[c]	19	[b]
	5/31/21		14.79	0.18		4.97		5.15	(0.37)	(0.70)	(1.07)	18.87	35.45	212,617		0.46		0.37		1.05		54
	5/31/20		14.58	0.27		0.74		1.01	(0.23)	(0.57)	(0.80)	14.79	6.85	162,347		0.48		0.38		1.79		35
	5/31/19		15.67	0.22		(0.64)		(0.42)	(0.31)	(0.36)	(0.67)	14.58	(2.32)	85,422		0.50		0.38		1.44		29
	5/31/18		14.46	0.19		1.51		1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71		1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22

50	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	51

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss	)[a]	and unrealized gain (loss on total investments	) [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss	)	Portfolio turnover rate
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/21	#	$21.32	$0.08		$ 0.11		$ 0.19	$ —	$ —	$ —	$21.51	0.94%[b]	$52,716		0.18%[c]		0.05%[c]		0.77%[c]		23%[b]
	5/31/21		15.55	0.20		6.64		6.84	(0.50)	(0.57)	(1.07)	21.32	44.79	45,923		0.21		0.08		1.08		56
	5/31/20		15.40	0.25		0.87		1.12	(0.17)	(0.80)	(0.97)	15.55	7.14	26,474		0.25		0.10		1.56		33
	5/31/19		16.95	0.23		(0.98)		(0.75)	(0.37)	(0.43)	(0.80)	15.40	(4.11)	25,052		0.28		0.10		1.42		24
	5/31/18		15.28	0.18		2.12		2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09		38
	5/31/17		13.47	0.16		2.21		2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13		20
Advisor Class:	11/30/21	#	21.32	0.07		0.11		0.18	—	—	—	21.50	0.89 [b]	9,051		0.27	[c]	0.14	[c]	0.67	[c]	23	[b]
	5/31/21		15.55	0.18		6.64		6.82	(0.48)	(0.57)	(1.05)	21.32	44.68	9,163		0.30		0.18		0.98		56
	5/31/20		15.40	0.37		0.72		1.09	(0.14)	(0.80)	(0.94)	15.55	7.01	7,051		0.33		0.19		2.39		33
	5/31/19		16.94	0.18		(0.93)		(0.75)	(0.36)	(0.43)	(0.79)	15.40	(4.10)	205		0.30		0.14		1.08		24
	5/31/18		15.28	0.19		2.09		2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14		38
	5/31/17		13.47	0.18		2.19		2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27		20
Premier Class:	11/30/21	#	21.37	0.07		0.11		0.18	—	—	—	21.55	0.89 [b]	431		0.34	[c]	0.22	[c]	0.61	[c]	23	[b]
	5/31/21		15.59	0.18		6.64		6.82	(0.47)	(0.57)	(1.04)	21.37	44.54	427		0.37		0.23		0.95		56
	5/31/20		15.43	0.03		1.06		1.09	(0.13)	(0.80)	(0.93)	15.59	7.00	313		0.39		0.25		0.17		33
	5/31/19		16.99	0.20		(0.99)		(0.79)	(0.34)	(0.43)	(0.77)	15.43	(4.31)	363		0.43		0.25		1.22		24
	5/31/18		15.32	0.17		2.10		2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01		38
	5/31/17		13.47	0.15		2.21		2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08		20
Retirement Class:	11/30/21	#	21.23	0.06		0.10		0.16	—	—	—	21.39	0.80 [b]	67,415		0.43	[c]	0.30	[c]	0.52	[c]	23	[b]
	5/31/21		15.49	0.15		6.62		6.77	(0.46)	(0.57)	(1.03)	21.23	44.47	65,640		0.45		0.33		0.82		56
	5/31/20		15.35	0.20		0.87		1.07	(0.13)	(0.80)	(0.93)	15.49	6.85	42,644		0.49		0.35		1.29		33
	5/31/19		16.89	0.18		(0.96)		(0.78)	(0.33)	(0.43)	(0.76)	15.35	(4.33)	42,107		0.52		0.35		1.09		24
	5/31/18		15.24	0.15		2.09		2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90		38
	5/31/17		13.44	0.13		2.20		2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95		20
Retail Class:	11/30/21	#	21.19	0.05		0.11		0.16	—	—	—	21.35	0.80 [b]	122,430		0.47	[c]	0.35	[c]	0.48	[c]	23	[b]
	5/31/21		15.46	0.14		6.61		6.75	(0.45)	(0.57)	(1.02)	21.19	44.41	117,922		0.50		0.38		0.78		56
	5/31/20		15.33	0.24		0.82		1.06	(0.13)	(0.80)	(0.93)	15.46	6.80	83,795		0.54		0.40		1.56		33
	5/31/19		16.88	0.17		(0.97)		(0.80)	(0.32)	(0.43)	(0.75)	15.33	(4.45)	48,507		0.57		0.40		1.04		24
	5/31/18		15.22	0.14		2.10		2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85		38
	5/31/17		13.43	0.13		2.18		2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91		20

#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

52	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	53

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

54	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	55

Notes to financial statements (unaudited)

2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of November 30, 2021, all of the investments in the Funds were valued based on Level 1 inputs.

56	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2021 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$12,252	$8,632
Lifestyle Conservative	57,362	43,062
Lifestyle Moderate	107,756	87,715
Lifestyle Growth	69,425	60,740
Lifestyle Aggressive Growth	66,061	54,275

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Net unrealized appreciation (depreciation): At November 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$98,556	$5,641	$(1,015)	$4,626
Lifestyle Conservative	349,680	37,143	(4,282)	32,861
Lifestyle Moderate	561,749	90,322	(7,635)	82,687
Lifestyle Growth	286,606	57,987	(4,816)	53,171
Lifestyle Aggressive Growth	206,423	48,998	(3,604)	45,394

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	57

Notes to financial statements (unaudited)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2021 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,752,910	$1,296,958	$3,049,868
Lifestyle Conservative	6,911,296	7,861,440	14,772,736
Lifestyle Moderate	12,508,904	17,788,980	30,297,884
Lifestyle Growth	6,110,621	11,324,213	17,434,834
Lifestyle Aggressive Growth	4,718,204	5,814,854	10,533,058

The tax character of the fiscal year 2022 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages.

58	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

As of November 30, 2021, the maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment	Maximum expense amounts‡
Fund	management fee — effective rate	Institutional Class		Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income	0.100%	0.100%		0.250%	0.250%	0.350%	0.490%
Lifestyle Conservative	0.100	0.100		0.250	0.250	0.350	0.490
Lifestyle Moderate	0.100	0.100		0.250	0.250	0.350	0.490
Lifestyle Growth	0.100	0.700	[a]	0.250	0.250	0.350	0.490
Lifestyle Aggressive Growth	0.100	0.020	[b]	0.250	0.250	0.350	0.490

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2022. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
[a]	Effective October 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Lifestyle Growth Fund Institutional Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to October 1, 2021, the expense cap was 0.100% for Institutional Class.
[b]	Effective October 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Lifestyle Aggressive Growth Fund Institutional Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to October 1, 2021, the expense cap was 0.070% for Institutional Class.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2021, the Funds did not engage in security transactions with affiliated entities.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	59

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in the Institutional Class shares of the affiliated TIAA-CREF Funds, the affiliated Nuveen Growth Opportunities ETF and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifestyle Income Fund
Nuveen Funds:
Dividend Growth	$1,974	$264	$390	$31	$11	$63	$1,890
Dividend Value	2,218	152	404	71	(126)	15	1,911
Growth Opportunities ETF	—	2,203	—	—	(1)	—	2,202
International Growth	1,306	442	111	2	(120)	—	1,519
TIAA-CREF Funds:
Core Bond	19,971	1,624	758	(18)	(65)	196	20,754
Core Plus Bond	19,971	1,617	752	(8)	(74)	239	20,754
Emerging Markets Equity	803	379	101	(7)	(183)	—	891
Growth & Income	1,977	92	338	99	51	6	1,881
International Equity	1,818	582	170	35	(117)	—	2,148
International Opportunities	1,302	411	149	33	(80)	—	1,517
Large-Cap Growth	2,142	244	308	50	85	—	2,213
Large-Cap Growth Index	2,137	95	2,570	586	(248)	—	—
Large-Cap Value	2,216	80	394	101	(95)	—	1,908
Quant International Small-Cap Equity	862	263	46	3	(50)	—	1,032
Quant Small-Cap Equity	626	51	130	37	(36)	—	548
Quant Small/Mid-Cap Equity	717	46	144	38	(18)	—	639
Short-Term Bond	39,931	3,707	1,868	(8)	(387)	306	41,375
	$99,971	$12,252	$8,633	$1,045	$(1,453)	$825	$103,182

60	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifestyle Conservative Fund
Nuveen Funds:
Dividend Growth	$14,587	$1,518	$2,354	$192	$117	$471	$14,060
Dividend Value	16,358	998	2,715	268	(684)	114	14,225
Growth Opportunities ETF	—	16,555	63	(2)	(19)	—	16,471
International Growth	9,657	3,126	645	5	(897)	—	11,246
TIAA-CREF Funds:
Core Bond	36,762	3,311	1,274	(36)	(123)	364	38,640
Core Plus Bond	110,287	9,608	3,531	(54)	(410)	1,335	115,900
Emerging Markets Equity	5,884	2,497	375	(14)	(1,404)	—	6,588
Growth & Income	14,536	643	2,287	757	358	47	14,007
International Equity	13,352	3,897	715	145	(771)	—	15,908
International Opportunities	9,655	2,843	890	187	(553)	—	11,242
Large-Cap Growth	15,777	1,457	1,754	283	705	—	16,468
Large-Cap Growth Index	15,748	443	18,703	4,320	(1,808)	—	—
Large-Cap Value	16,288	495	2,584	665	(625)	—	14,239
Quant International Small-Cap Equity	6,315	1,800	129	7	(362)	—	7,631
Quant Small-Cap Equity	4,606	297	836	249	(243)	—	4,073
Quant Small/Mid-Cap Equity	5,278	140	810	252	(107)	—	4,753
Short-Term Bond	73,487	7,734	3,397	(20)	(714)	570	77,090
	$368,577	$57,362	$43,062	$7,204	$(7,540)	$2,901	$382,541

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	61

Notes to financial statements (unaudited)

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifestyle Moderate Fund
Nuveen Funds:
Dividend Growth	$36,728	$3,561	$5,116	$405	$334	$1,192	$35,912
Dividend Value	41,377	1,335	5,432	335	(1,425)	288	36,190
Growth Opportunities ETF	—	41,944	138	(5)	(56)	—	41,745
International Growth	24,379	6,906	698	11	(2,275)	—	28,323
TIAA-CREF Funds:
Core Plus Bond	248,274	24,085	9,788	(139)	(914)	3,005	261,518
Emerging Markets Equity	14,934	6,286	920	(60)	(3,547)	—	16,693
Growth & Income	36,924	268	4,211	1,393	1,364	120	35,738
International Equity	33,994	8,938	1,017	270	(1,873)	—	40,312
International Opportunities	24,339	6,275	1,168	346	(1,293)	—	28,499
Large-Cap Growth	40,021	2,305	3,417	691	1,799	—	41,399
Large-Cap Growth Index	39,877	440	46,628	10,855	(4,544)	—	—
Large-Cap Value	41,367	415	5,706	1,409	(1,326)	—	36,159
Quant International Small-Cap Equity	15,984	4,412	182	(2)	(901)	—	19,311
Quant Small-Cap Equity	11,656	380	1,592	488	(496)	—	10,436
Quant Small/Mid-Cap Equity	13,363	206	1,705	518	(181)	—	12,201
	$623,217	$107,756	$87,718	$16,515	$(15,334)	$4,605	$644,436
Lifestyle Growth Fund
Nuveen Funds:
Dividend Growth	$25,886	$2,471	$3,547	$234	$262	$845	$25,306
Dividend Value	29,175	1,221	4,024	178	(972)	202	25,578
Growth Opportunities ETF	—	29,637	107	(4)	(50)	—	29,476
International Growth	17,207	5,200	754	21	(1,627)	—	20,047
TIAA-CREF Funds:
Core Plus Bond	65,636	7,689	3,763	(62)	(216)	792	69,284
Emerging Markets Equity	10,546	4,563	782	(18)	(2,519)	—	11,790
Growth & Income	26,016	419	3,217	1,009	921	85	25,148
International Equity	23,986	6,416	752	174	(1,331)	—	28,493
International Opportunities	17,172	4,689	1,056	287	(961)	—	20,131
Large-Cap Growth	28,192	1,655	2,199	285	1,435	—	29,368
Large-Cap Growth Index	28,143	508	33,086	7,566	(3,131)	—	—
Large-Cap Value	29,167	786	4,410	863	(834)	—	25,572
Quant International Small-Cap Equity	11,230	3,330	253	(2)	(647)	—	13,658
Quant Small-Cap Equity	8,213	552	1,420	389	(396)	—	7,338
Quant Small/Mid-Cap Equity	9,432	289	1,371	382	(144)	—	8,588
	$330,001	$69,425	$60,741	$11,302	$(10,210)	$1,924	$339,777

62	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/21	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Lifestyle Aggressive Growth Fund
Nuveen Funds:
Dividend Growth	$23,459	$2,668	$3,035	$59		$383	$788	$23,534
Dividend Value	26,380	1,531	3,387	90		(821)	187	23,793
Growth Opportunities ETF	—	27,705	167	(6)		(45)	—	27,487
International Growth	15,519	5,017	412	8		(1,515)	—	18,617
TIAA-CREF Funds:
Emerging Markets Equity	9,548	4,293	500	1		(2,368)	—	10,974
Growth & Income	23,527	992	2,756	542		1,217	78	23,522
International Equity	21,647	6,570	611	165		(1,242)	—	26,529
International Opportunities	15,511	4,259	499	155		(805)	—	18,621
Large-Cap Growth	25,482	2,612	2,245	72		1,459	—	27,380
Large-Cap Growth Index	25,426	1,163	30,639	6,734		(2,684)	—	—
Large-Cap Value	26,333	906	3,422	558		(536)	—	23,839
Quant International Small-Cap Equity	10,197	3,160	49	-	^	(609)	—	12,699
Quant Small-Cap Equity	7,422	595	1,201	208		(214)	—	6,810
Quant Small/Mid-Cap Equity	8,540	377	1,121	279		(63)	—	8,012
	$238,991	$61,848	$50,044	$8,865		$(7,843)	$1,053	$251,817

^	Some amounts represent less than $1,000.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on July 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	63

Notes to financial statements (unaudited)	concluded

basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2021, there were no borrowings under this credit facility by the Funds.

64	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

TIAA-CREF Lifestyle Funds ■ 2021 Semiannual Report	65

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2022 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

66	2021 Semiannual Report ■ TIAA-CREF Lifestyle Funds

How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	November 30, 2021

TIAA-CREF
Managed Allocation Fund

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about the Managed Allocation Fund and describes the Fund’s results for the six months ended November 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying funds in which the Fund had investments as of November 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	3

Letter to investors

Global financial markets generated mixed results for the six months ended November 30, 2021, as the economic implications of COVID-19 and subsequent variant strains differed among countries. U.S. equities advanced amid continued economic expansion during the period. However, foreign stocks posted losses, with emerging markets declining more than international developed markets. U.S. fixed-income securities rose modestly as U.S. Treasury yields fell across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.

•	The Fund’s Institutional Class gained 1.0%, trailing the 2.4% return of its composite benchmark.
•	Relative underperformance of the Fund’s underlying funds, across asset classes, detracted from its return.
•	This result continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

U.S. and international stocks posted mixed results

U.S. equities advanced for the six months as the economy continued to expand. However, business activity slowed late in the period as supply-chain bottlenecks limited the delivery of certain products, and companies struggled to hire more workers. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 7.6%. The Fed maintained short-term interest rates at historically low levels but in November began reducing the pace of its bond-buying program designed to support the economy and credit markets.

International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned –5.5% in U.S.-dollar terms. The economy of the 19-nation euro area returned to moderate growth in the second and third quarters of 2021. However, China’s economic growth decelerated year-over-year during the same period.

U.S. investment-grade bonds posted modest gains as U.S. Treasury yields declined across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 1.0% for the period.

4	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Reflecting on the past, preparing for the future

After posting strong returns in 2019 and 2020, the U.S. stock market is currently on track to register a third consecutive positive year. There is an old adage in investing that states, “A bull market climbs a wall of worry,” meaning that investors tend to get nervous when markets continue to rise. At the end of every year, as we reflect on our financial progress and consider our future goals, it’s natural to wonder where the markets are headed and how we should position our portfolios.

As investment professionals, we have looked over the history of market fluctuations and have forged a primary belief that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise approaches in dealing with the ever-present factors of risk and uncertainty. The TIAA-CREF Managed Allocation Fund uses a dynamic diversification strategy designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 13 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying TIAA-CREF Funds in which the Managed Allocation Fund invests as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021–November 30, 2021).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2021

Managed Allocation Fund	Beginning account value (6/1/21)	Ending account value (11/30/21)	Expenses paid during period (6/1/21–11/30/21	* )	Effective expenses paid during period (6/1/21–11/30/21	† )
Actual return
Institutional Class	$1,000.00	$1,009.77	$0.00		$2.02
Retirement Class	1,000.00	1,008.51	1.26		3.27
Retail Class	1,000.00	1,008.47	1.26		3.27
5% annual hypothetical return
Institutional Class	1,000.00	1,025.07	0.00		2.03
Retirement Class	1,000.00	1,023.82	1.27		3.29
Retail Class	1,000.00	1,023.82	1.27		3.29
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.65% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	9

Managed Allocation Fund

Performance for the six months ended November 30, 2021

The Managed Allocation Fund returned 0.98% for the Institutional Class, compared with the 2.37% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2021, the Fund returned 10.97%, versus 11.68% for the index. The performance table shows returns for all share classes of the Fund.

Growing economy lifted U.S. stocks higher

The U.S. economy grew at a solid pace during the period, though concerns over new COVID-19 variants and supply-chain bottlenecks contributed to a decelerating rate of expansion. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 6.7% during the second quarter of 2021 but slowed to 2.1% in the third quarter, according to the government’s “second” estimate. The unemployment rate declined every month during the period, falling to 4.2% in November. Core inflation, which includes all items except food and energy, rose 4.9% over the twelve months ended in November. Oil prices rose to nearly $86 per barrel before falling back to $66 by the end of the period.

The Federal Reserve left the federal funds target rate unchanged over the six-month period, keeping the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks produced mixed results for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 7.62%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned –5.52% in U.S.-dollar terms.

U.S. investment-grade bond performance was influenced by rising yields among short-term bonds and declining yields on those with longer maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, advanced 1.02%.

10	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

U.S equity funds posted largest returns

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Growth Fund—formerly the Nuveen Santa Barbara Dividend Growth Fund—the Nuveen Dividend Value Fund and the Nuveen International Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the six months, the domestic equity sector generally recorded positive results that contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the U.S. equity category, the Large-Cap Growth Index Fund and the Growth & Income Fund posted the largest gains. Among foreign stock funds, all experienced losses, with the Emerging Markets Equity Fund declining the most. Within fixed income, the Core Plus Bond Fund produced a modest gain. (All fund returns are for the Institutional Class.)

Stock and U.S. bond funds hurt relative performance

For the six months, the Fund underperformed its composite benchmark primarily due to the relative weakness of underlying funds investing in equities and fixed income.

Within U.S. equities, the Large-Cap Growth Fund was the largest detractor from relative performance. The Nuveen Dividend Growth Fund and the Nuveen Dividend Value Fund also hindered the Fund’s relative performance. In contrast, the Quant Small/Mid-Cap Equity Fund, the Quant Small-Cap Equity Fund and the Large-Cap Value Fund contributed most to relative performance.

In the foreign stock category, the Emerging Markets Equity Fund detracted most from the Fund’s relative performance, followed by the Nuveen International Growth Fund. However, these negative effects were partly offset by the relative outperformance of the International Opportunities Fund.

In the fixed-income sector, the Core Plus Bond Fund also hurt the Fund’s relative performance. (Performance of the Managed Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	11

Managed Allocation Fund

Performance as of November 30, 2021

Managed Allocation Fund		Total return		Average annual total return		Annual operating expenses*#
	Inception date	6 months	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	0.98%	10.97%	10.47%	9.49%	0.47%	0.45%
Retirement Class	3/31/06	0.85	10.70	10.21	9.22	0.72	0.70
Retail Class	3/31/06	0.85	10.73	10.19	9.22	0.76	0.70
Managed Allocation Fund Composite Index‡	—	2.37	11.68	10.66	9.32	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	0.58	10.46	9.75	8.50	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
‡	As of the close of business on November 30, 2021, the Managed Allocation Fund Composite Index consisted of: 39.0% Russell 3000® Index; 40.0% Bloomberg U.S. Aggregate Bond Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation

% of net assets as of 11/30/21
Equity
U.S. equity	38.76
International equity	20.61
Fixed income	40.56
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

12	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—40.5%
38,139,909	TIAA-CREF Core Plus Bond Fund		$414,580,814	40.5%
	TOTAL FIXED INCOME		414,580,814	40.5
INTERNATIONAL EQUITY—20.6%
822,782	Nuveen International Growth Fund		44,726,418	4.4
2,370,904	TIAA-CREF Emerging Markets Equity Fund		26,459,290	2.6
4,601,745	TIAA-CREF International Equity Fund		64,010,279	6.2
2,416,843	TIAA-CREF International Opportunities Fund		44,880,780	4.4
2,609,801	TIAA-CREF Quant International Small-Cap Equity Fund		30,639,063	3.0
	TOTAL INTERNATIONAL EQUITY		210,715,830	20.6
U.S. EQUITY—38.8%
1,057,731	Nuveen Dividend Growth Fund		56,789,563	5.6
3,639,920	Nuveen Dividend Value Fund		57,510,736	5.6
2,557,806	Nuveen Growth Opportunities ETF		66,221,597	6.5
2,858,238	TIAA-CREF Growth & Income Fund		56,764,608	5.6
2,515,644	TIAA-CREF Large-Cap Growth Fund		65,733,765	6.4
2,574,623	TIAA-CREF Large-Cap Value Fund		57,517,088	5.6
734,714	TIAA-CREF Quant Small-Cap Equity Fund		16,413,502	1.6
1,091,663	TIAA-CREF Quant Small/Mid-Cap Equity Fund		19,256,936	1.9
	TOTAL U.S. EQUITY		396,207,795	38.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $827,308,556)	1,021,504,439	99.9

	TOTAL PORTFOLIO	(Cost $827,308,556)	1,021,504,439	99.9
	OTHER ASSETS & LIABILITIES, NET		748,093	0.1
	NET ASSETS		$1,022,252,532	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

[a]	The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	13

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2021

ASSETS
Affiliated investments, at value‡	$1,021,504,439
Cash	901,067
Receivable from securities transactions	3,744,021
Receivable from Fund shares sold	22,347
Dividends receivable	806,929
Due from affiliates	33,440
Other	118,333
Total assets	1,027,130,576
LIABILITIES
Service agreement fees payable	17,680
Distribution fees payable	192,519
Due to affiliates	6,246
Payable for securities transactions	4,396,219
Payable for Fund shares redeemed	50,542
Payable for trustee compensation	117,710
Accrued expenses and other payables	97,128
Total liabilities	4,878,044
NET ASSETS	$1,022,252,532

NET ASSETS CONSIST OF:
Paid-in-capital	$746,678,800
Total distributable earnings (loss)	275,573,732
NET ASSETS	$1,022,252,532

INSTITUTIONAL CLASS:
Net assets	$26,631,875
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,834,152
Net asset value per share	$14.52

RETIREMENT CLASS:
Net assets	$83,607,741
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,766,665
Net asset value per share	$14.50

RETAIL CLASS:
Net assets	$912,012,916
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	62,603,853
Net asset value per share	$14.57
‡ Affiliated investments, cost	$827,308,556

14	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2021

INVESTMENT INCOME
Dividends from affiliated investments	$7,395,243
Total income	7,395,243
EXPENSES
Shareholder servicing — Institutional Class	52
Shareholder servicing — Retirement Class	108,078
Shareholder servicing — Retail Class	142,095
Distribution fees — Retail Class	1,166,085
Administrative service fees	21,059
Trustee fees and expenses	4,270
Other expenses	91,900
Total expenses	1,533,539
Less: Expenses reimbursed by the investment adviser	(258,904)
Net expenses	1,274,635
Net investment income (loss)	6,120,608
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from affiliated investments	32,276,990
Net change in unrealized appreciation (depreciation) from affiliated investments	(29,583,541)
Net realized and unrealized gain (loss) from affiliated investments	2,693,449
Net increase (decrease) in net assets from operations	$8,814,057

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	15

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2021	May 31, 2021
		(unaudited )
OPERATIONS
Net investment income (loss)		$6,120,608	$14,040,537
Net realized gain (loss) from affiliated investments		32,276,990	104,337,904
Net change in unrealized appreciation (depreciation) from affiliated investments		(29,583,541)	105,074,208
Net increase (decrease) in net assets from operations		8,814,057	223,452,649

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class		(136,180)	(1,525,703)
Retirement Class		(372,075)	(6,320,184)
Retail Class		(3,976,850)	(67,216,778)
Total distributions		(4,485,105)	(75,062,665)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,005,229	9,502,258
	Retirement Class	2,785,287	8,658,798
	Retail Class	15,615,918	33,364,881
Reinvestments of distributions:	Institutional Class	133,941	1,489,157
	Retirement Class	372,075	6,320,184
	Retail Class	3,814,833	64,644,539
Redemptions:	Institutional Class	(6,465,087)	(6,142,752)
	Retirement Class	(8,663,749)	(9,103,439)
	Retail Class	(30,108,555)	(62,934,267)
Net increase (decrease) from shareholder transactions		(14,510,108)	45,799,359
Net increase (decrease) in net assets		(10,181,156)	194,189,343

NET ASSETS
Beginning of period		1,032,433,688	838,244,345
End of period		$1,022,252,532	$1,032,433,688

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	542,940	689,159
	Retirement Class	190,503	629,973
	Retail Class	1,056,541	2,424,304
Shares reinvested:	Institutional Class	9,207	110,473
	Retirement Class	25,611	469,041
	Retail Class	261,213	4,776,405
Shares redeemed:	Institutional Class	(438,644)	(458,026)
	Retirement Class	(590,999)	(677,150)
	Retail Class	(2,037,878)	(4,607,581)
Net increase (decrease) from shareholder transactions		(981,506)	3,356,598

16	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	17

Financial highlights

Managed Allocation Fund

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	11/30/21	#	$14.46	$0.11		$0.03		$0.14	$(0.08)	$—	$(0.08)	$14.52	0.98%[b]		$26,632		0.02%[c]		0.00%[c]		1.43%[c]		13%[b]
	5/31/21		12.32	0.23		3.07		3.30	(0.37)	(0.79)	(1.16)	14.46	27.52		24,885		0.02		0.00		1.71		42
	5/31/20		12.18	0.28		0.58		0.86	(0.28)	(0.44)	(0.72)	12.32	7.09		16,997		0.03		0.00		2.21		27
	5/31/19		12.89	0.29		(0.29)		0.00 [d]	(0.35)	(0.36)	(0.71)	12.18	0.40		18,320		0.03		0.00		2.34		20
	5/31/18		12.32	0.27		0.84		1.11	(0.36)	(0.18)	(0.54)	12.89	9.04		17,468		0.03		0.00		2.09		12
	5/31/17		11.52	0.24		1.14		1.38	(0.29)	(0.29)	(0.58)	12.32	12.39		13,288		0.03		0.00		2.02		21
Retirement Class:	11/30/21	#	14.44	0.09		0.03		0.12	(0.06)	—	(0.06)	14.50	0.85	[b]	83,608		0.27	[c]	0.25	[c]	1.16	[c]	13	[b]
	5/31/21		12.31	0.20		3.05		3.25	(0.33)	(0.79)	(1.12)	14.44	27.15		88,693		0.27		0.25		1.48		42
	5/31/20		12.16	0.25		0.59		0.84	(0.25)	(0.44)	(0.69)	12.31	6.91		70,404		0.28		0.25		1.98		27
	5/31/19		12.87	0.25		(0.28)		(0.03)	(0.32)	(0.36)	(0.68)	12.16	0.14		70,068		0.28		0.25		2.03		20
	5/31/18		12.31	0.23		0.84		1.07	(0.33)	(0.18)	(0.51)	12.87	8.70		72,981		0.28		0.25		1.83		12
	5/31/17		11.51	0.21		1.14		1.35	(0.26)	(0.29)	(0.55)	12.31	12.13		64,068		0.28		0.25		1.82		21
Retail Class:	11/30/21	#	14.51	0.09		0.03		0.12	(0.06)	—	(0.06)	14.57	0.85	[b]	912,013		0.30	[c]	0.25	[c]	1.17	[c]	13	[b]
	5/31/21		12.36	0.20		3.07		3.27	(0.33)	(0.79)	(1.12)	14.51	27.20		918,856		0.31		0.25		1.48		42
	5/31/20		12.21	0.25		0.59		0.84	(0.25)	(0.44)	(0.69)	12.36	6.87		750,844		0.32		0.25		1.97		27
	5/31/19		12.92	0.25		(0.28)		(0.03)	(0.32)	(0.36)	(0.68)	12.21	0.14		745,328		0.32		0.25		2.00		20
	5/31/18		12.35	0.23		0.85		1.08	(0.33)	(0.18)	(0.51)	12.92	8.75		779,099		0.31		0.25		1.83		12
	5/31/17		11.55	0.21		1.14		1.35	(0.26)	(0.29)	(0.55)	12.35	12.07		737,685		0.32		0.25		1.80		21
#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

18	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	19

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization

The Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers three share classes: Institutional Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

20	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	21

Notes to financial statements (unaudited)

Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.

Note 3—valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of November 30, 2021, all of the investments in the Fund were valued based on Level 1 inputs.

22	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended November 30, 2021 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$137,680	$150,435

Note 5—income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Net unrealized appreciation (depreciation): At November 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$837,443	$194,278	$(10,217)		$184,061

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	23

Notes to financial statements (unaudited)

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2021 was as follows:

Ordinary income	Long-term capital gains	Total
$24,932,075	$50,130,590	$75,062,665

The tax character of the fiscal year 2022 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2022, unless changed with approval of the Board.

24	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/21	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/21
Nuveen Funds:
Dividend Growth	$61,086	$1,952	$7,480	$793	$439	$1,900	$56,790
Dividend Value	68,567	558	9,847	632	(2,399)	462	57,511
Growth Opportunities ETF	—	66,584	269	(10)	(83)	—	66,222
International Growth	40,115	9,250	1,077	13	(3,575)	—	44,726
TIAA-CREF Funds:
Core Plus Bond	410,752	22,450	17,106	(326)	(1,189)	4,839	414,581
Emerging Markets Equity	24,653	8,454	883	(37)	(5,728)	—	26,459
Growth & Income	61,184	—	8,911	4,637	(145)	194	56,765
International Equity	56,287	12,357	2,071	240	(2,803)	—	64,010
International Opportunities	40,125	8,802	2,621	371	(1,797)	—	44,880
Large-Cap Growth	66,267	720	5,353	826	3,273	—	65,733
Large Cap Growth Index	66,212	2	76,505	18,477	(8,186)	—	—
Large-Cap Value	68,484	213	11,298	4,107	(3,989)	—	57,517
Quant International Small-Cap Equity	26,425	6,068	432	(1)	(1,421)	—	30,639
Quant Small-Cap Equity	19,287	173	3,054	1,356	(1,348)	—	16,414
Quant Small/Mid-Cap Equity	22,122	97	3,528	1,199	(633)	—	19,257
	$1,031,566	$137,680	$150,435	$32,277	$(29,584)	$7,395	$1,021,504

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2021, there were no inter-fund borrowing or lending transactions.

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	25

Notes to financial statements (unaudited)	concluded

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2021, there were no borrowings under this credit facility by the Fund.

26	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

TIAA-CREF Managed Allocation Fund ■ 2021 Semiannual Report	27

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2022 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

28	2021 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 18, 2022	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 18, 2022	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: January 18, 2022	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer

(principal financial officer)